                                                    Registration Nos. 333-34199
                                                                      811-04867

    As filed with the Securities and Exchange Commission on March 24, 2006

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   [X]

     Pre-effective Amendment No.    [ ]

     Post-effective Amendment No.   [16]

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

     Amendment No.                  [8]                                   [X]

               VARIABLE ACCOUNT II OF AIG LIFE INSURANCE COMPANY
                          (Exact Name of Registrant)

                          AIG LIFE INSURANCE COMPANY
                              (Name of Depositor)

                                One ALICO Plaza
                                600 King Street
                          Wilmington, Delaware 19801
        (Address of Depositor's Principal Executive Offices) (Zip Code)

                                (713) 831-8470
               Depositor's Telephone Number, including Area Code

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.
                                70 Pine Street
                           New York, New York 10270
                              (Name of Guarantor)

                                (212) 770-7000
               Guarantor's Telephone Number, including Area Code

                             Lauren W. Jones, Esq.
                            Deputy General Counsel
                     American General Life Companies, LLC
                              2929 Allen Parkway
                           Houston, Texas 77019-2191
(Name and Address of Agent for Service for Depositor, Registrant and Guarantor)

Approximate Date of Proposed Public Offering: Continuous.

It is proposed that this filing will become effective

     [ ] immediately upon filing pursuant to paragraph (b)
     [ ] on (date) pursuant to paragraph (b)
     [X] 60 days after filing pursuant to paragraph (a)(1)
     [ ] on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                     NOTE

Registrant is filing this Post-Effective Amendment to the Registration Statement for the purposes of including (i) two supplements to the Registration Statement and (ii) the audited restated financial statements of the Depositor.

                                    PART A

The Prospectus, as supplemented, dated May 2, 2005, is incorporated into Part A of this Post-Effective Amendment No. 16 by reference to the Registrant's Post-Effective Amendment No. 13, as filed on May 2, 2005, to Registrant's Post-Effective Amendment No. 14, as filed on August 12, 2005, to Registrant's Post-Effective Amendment No. 15, as filed on October 24, 2005, and to Registrant's Rule 497(e) supplement filed on December 16, 2005 (File
No. 333-34199).

A supplement dated March 24, 2006 to the Prospectus is included in Part A of this Post-Effective Amendment No. 16.

                          AIG LIFE INSURANCE COMPANY
                      VARIABLE ACCOUNT II ("REGISTRANT")
                            EXECUTIVE ADVANTAGE/SM/
       GROUP FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICIES
                        SUPPLEMENT DATED MARCH 24, 2006
                                 TO PROSPECTUS
                      DATED MAY 2, 2005, AS SUPPLEMENTED
           AUGUST 12, 2005, OCTOBER 24, 2005, AND DECEMBER 15, 2005

   Effective March 24, 2006 AIG Life Insurance Company is amending its Policy prospectus for the purposes of (i) describing a change in the availability of The Universal Institutional Funds, Inc. Money Market Portfolio and Technology Portfolio as variable investment options under the Policies due to the redemption of the two Portfolios, (ii) adding a new investment option, the Franklin Money Market Fund - Class 1, a series of the Franklin Templeton Variable Insurance Products Trust, beginning April 10, 2006, and (iii) updating the "Legal Proceedings" section of the prospectus.

   FIRST, the following is added to "Variable Investment Options" of the prospectus as the first 7 paragraphs:

   The Board of Directors of The Universal Institutional Funds, Inc. ("UIF") approved the redemption of all of the shares of the UIF Money Market Portfolio ("UIF Money Market Portfolio") and Technology Portfolio ("UIF Technology Portfolio") (UIF Money Market Portfolio and UIF Technology Portfolio collectively referred to as the "Portfolios") pursuant to the Portfolios' Articles of Incorporation. The redemption will effectively liquidate the Portfolios. The redemption is expected to occur on or about April 28, 2006.

   Effective March 24, 2006, the UIF Technology Portfolio will no longer be offered as an investment option under the Policies. Effective April 10, 2006, the UIF Money Market Portfolio will no longer be open to new investments. If any portion of your Accumulation Value is invested in the UIF Money Market Portfolio as of April 10, 2006, you may retain the investment until it is liquidated on April 28, 2006, or you may transfer the Accumulation Value into any of the other investment options offered in your Policy.

   In connection with the anticipated redemption and liquidation of the UIF Money Market Portfolio, we would be required to pay to you all of your Accumulation Value you have invested in the Portfolio. The rules of the federal Internal Revenue Code would treat this distribution to you as a surrender of the Accumulation Value. This surrender would be reportable to the Internal Revenue Service and may be taxable to you.

   Please note that we must receive instructions from you to transfer your Accumulation Value out of the UIF Money Market Portfolio prior to 3:00 p.m. Eastern Time ("ET") on Thursday, April 27, 2006 if you do not wish to have the liquidation proceeds treated as a surrender and paid to you pursuant to the redemption.

   At any time before April 27, 2006, you may transfer your Accumulation Value in the UIF Money Market Portfolio to any of the other investment options offered in your Policy. Please review your fund prospectuses for information about the other investment options. For additional fund prospectus copies, please contact our Variable Universal Life Administration Department at 1-302-594-2352.

   Your transfer of Accumulation Value out of the UIF Money Market Portfolio prior to its redemption will not count against the 12 free transfers that you are permitted to make each year.

   For a period of time after the redemption and liquidation, we may provide you with confirmations, statements and other reports that contain the names of the formerly available Portfolios.

   SECOND, as a new paragraph under "Variable Investment Options" of the prospectus, immediately following the above disclosure on the Portfolios, add:

   The Franklin Money Market Fund - Class 1 ("FT Money Market Fund - Class 1"), a new investment option, will be available beginning April 10, 2006. The FT Money Market Fund - Class 1 is a series of the Franklin Templeton Variable Insurance Products Trust. Please see the Fund prospectus for more information about this new investment option.

   THIRD, the following is added to the "Legal Proceedings" section of the prospectus:

   On February 9, 2006, American International Group, Inc. ("AIG"), the parent company and an affiliated person of the Depositor, the Registrant and its principal underwriter, American General Equity Services Corporation ("AGESC"), and the Guarantor, announced that it had consented to the settlement of an injunctive action instituted by the Securities and Exchange Commission ("SEC"). In its complaint, the SEC alleged that AIG violated Section 17(a) of the Securities Act of 1933, as amended, Sections 10(b), 13(a), 13(b)(2) and 13(b)(5) of the Securities Exchange Act of 1934, as amended, and Rules 10b-5, 12b-20, 13a-1 and 13b2-1 promulgated thereunder, in connection with AIG's accounting and public reporting practices. The conduct described in the complaint did not involve any conduct of AIG or its subsidiaries related to their investment advisory or distribution activities with respect to the variable product in which you are invested.

   AIG, without admitting or denying the allegations in the complaint (except as to jurisdiction), consented to the entry of an injunction against further violations of the statutes referred to above. Absent exemptive relief granted by the SEC, the entry of such an injunction would prohibit AIG and its affiliated persons from, among other things, serving as an investment adviser of any registered investment management company or principal underwriter for any registered open-end investment company pursuant to Section 9(a) of the Investment Company Act of 1940, as amended ("1940 Act"). Certain affiliated persons of AIG, including Depositor, Registrant and AGESC, received a temporary order from the SEC pursuant to Section 9(c) of the 1940 Act with respect to the entry of the injunction, granting exemptive relief from the provisions of
Section 9(a) of the 1940 Act. The temporary order permits AIG and its affiliated persons, including AIG's investment management subsidiaries, to serve as investment adviser, sub-adviser, principal underwriter or sponsor of variable products. It is expected that a permanent exemptive order will be granted, although there is no assurance the SEC will issue the order.

   Additionally, AIG reached a resolution of claims and matters under investigation with the United State Department of Justice ("DOJ"), the Attorney General of the State of New York ("NYAG") and the New York State Department of Insurance ("DOI"), regarding accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments.

   As a result of the settlements with the SEC, the DOJ, the NYAG and the DOI, AIG will make payments totaling approximately $1.64 billion. In addition, as part of its settlements, AIG has agreed to retain for a period of three years an Independent Consultant who will conduct a review that will include the adequacy of AIG's internal controls over financial reporting and the remediation plan that AIG has implemented as a result of its own internal review.

   Subject to the receipt of permanent relief, Depositor, Registrant and AGESC believe that the settlements are not likely to have a material adverse effect on their ability to perform services relating to their variable products.

                                    PART B

The Statement of Additional Information, as supplemented, dated May 2, 2005 is incorporated into Part B of this Post-Effective Amendment No. 16 by reference to the Registrant's Post-Effective Amendment No. 13, as filed on May 2, 2005, Post-Effective Amendment No. 14, as filed on August 12, 2005, and
Post-Effective Amendment No. 15, as filed on October 24, 2005 (File
No. 333-34199).

A supplement dated March 24, 2006 to the Statement of Additional Information is included in Part B of this Post-Effective Amendment No. 16.

                          AIG LIFE INSURANCE COMPANY
                              VARIABLE ACCOUNT II
                            EXECUTIVE ADVANTAGE/SM/
       GROUP FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICIES
                        SUPPLEMENT DATED MARCH 24, 2006
                    TO STATEMENT OF ADDITIONAL INFORMATION
                      DATED MAY 2, 2005, AS SUPPLEMENTED
                     AUGUST 12, 2005 AND OCTOBER 24, 2005

   Effective March 24, 2006, AIG Life Insurance Company ("AIG Life") is amending the Statement of Additional Information ("SAI") for the sole purposes of (1) incorporating certain financial information of American International Group, Inc. ("AIG"), the parent company of AIG Life into the SAI, (2) including the restated financial statements of AIG Life and (3) including unaudited financial statements as of September 30, 2005 for the Variable Account and AIG Life.

   FIRST. Beginning on page 8 of the SAI, under "Financial Statements", delete the third paragraph of the subsection titled "Incorporation of AIG Financial Information" and replace it with the following new paragraph:

   We incorporate by reference the consolidated financial statements (including notes and financial statement schedules thereto) and management's assessment of the effectiveness of internal control over financial reporting (which is included in Management's Report on Internal Control Over Financial Reporting) of AIG included in AIG's Annual Report on Form 10-K for the year ended
December 31, 2005, File No. 001-08787, filed on March 16, 2006, in reliance on the report (which contains an adverse opinion on the effectiveness of internal control over financial reporting) of PricewaterhouseCoopers LLP ("PwC"), an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

   SECOND. Beginning on page 8 of the SAI, under "Financial Statements," delete the subsection titled "AIG Life Financial Statements" and replace it with the following:

AIG Life Financial Statements

   The restated financial statements of AIG Life as of December 31, 2004 and 2003 and the related statements of income, shareholder's equity, cash flows and comprehensive income for the three years ended December 31, 2004 (restated), appearing herein, have been audited by PwC, an independent registered public accounting firm, on the authority of such firm as experts in accounting and auditing, as set forth in their report appearing elsewhere herein.

   THIRD. Beginning on page 9 of the SAI, delete the subsection titled "Index to Financial Statements" in its entirety and replace it with the following:

                         INDEX TO FINANCIAL STATEMENTS

   You should consider the financial statements of AIG Life that we include in this SAI as bearing on the ability of AIG Life to meet its obligations under the Contracts.

   You should only consider the financial statements of National Union that we include in this SAI as bearing on the ability of National Union, as guarantor, to meet its obligations under the guarantee.

   All consolidated annual financial statements of AIG (including notes and financial statement schedules thereto) and management's assessments of the effectiveness of internal control over financial reporting included in any documents or reports filed by AIG under Section 13(a), 13(c), 14, or 15(d) of the Securities Exchange Act of 1934 after the effective date of this SAI are incorporated by reference.

I.     Variable Account II 2004 Financial Statements                   Page
                                                                     ---------
Report of PricewaterhouseCoopers LLP, Independent Registered Public
  Accounting Firm................................................... VA II - 1
Statement of Net Assets as of December 31, 2004..................... VA II - 2
Statement of Operations for the year ended December 31, 2004........ VA II - 4
Statement of Changes in Net Assets for the years ended December 31,
  2004 and 2003 (restated).......................................... VA II - 6
Notes to Financial Statements....................................... VA II -25

II.    Variable Account II 2005 Interim Financial Statements           Page
                                                                     ---------
Statement of Net Assets as of September 30, 2005.................... VA II - 1
Statement of Operations for the period ended September 30, 2005..... VA II - 3
Statement of Changes in Net Assets for the period ended
  September 30, 2005 and the year ended December 31, 2004........... VA II - 5
Notes to Financial Statements....................................... VA II -25

                                                                     Page
III.  AIG Life 2004 Financial Statements (Restated)                  ----

Report of PricewaterhouseCoopers LLP, Independent Registered Public
  Accounting Firm...................................................  2
Balance Sheets as of December 31, 2004 (Restated) and 2003
  (Restated)........................................................  3
Statements of Income for the years ended December 31, 2004
  (Restated), 2003 (Restated) and 2002 (Restated)...................  5
Statements of Shareholders' Equity for the years ended December 31,
  2004 (Restated), 2003 (Restated) and 2002 (Restated)..............  6
Statements of Cash Flows for the years ended December 31, 2004
  (Restated), 2003 (Restated) and 2002 (Restated)...................  7
Statements of Comprehensive Income for the years ended December 31,
  2004 (Restated), 2003 (Restated) and 2002 (Restated)..............  8
Notes to Financial Statements.......................................  9

                                                                     Page
IV.   AIG Life 2005 Interim Financial Statements                     ----

Balance Sheets as of September 30, 2005 (Unaudited), December 31,
  2004 (Restated) and December 31, 2003 (Restated)..................  2
Statements of Income for the period ended September 30, 2005 and
  2004..............................................................  4
Statements of Shareholders' Equity for the period ended
  September 30, 2005 (Unaudited), December 31, 2004 (Restated) and
  December 31, 2003 (Restated)......................................  5
Statements of Cash Flows for the period ended September 30, 2005 and 2004..........................................................  6
Statements of Comprehensive Income for the period ended
  September 30, 2005 and 2004.......................................  7
Notes to Financial Statements.......................................  8

V.    National Union December 31, 2004 Financial Statements          Page
      (Statutory Basis)                                              ----

Report of PricewaterhouseCoopers LLP, Independent Auditors..........  1
Statement of Admitted Assets, Liabilities, Capital and Surplus
  (Statutory Basis) as of December 31, 2004.........................  3
Statement of Operations and Capital and Surplus Account (Statutory
  Basis) for the year ended December 31, 2004.......................  5
Statement of Cash Flow (Statutory Basis) for the year ended
  December 31, 2004.................................................  6
Notes to Statutory Basis Financial Statements.......................  7

[LOGO OF AIG(R) AMERICAN GENERAL]


                                                            Variable Account II
                                              Variable Universal Life Insurance


                                                                           2005

                                                                 Interim Report

                                                             September 30, 2005
                                                                    (Unaudited)


                                                     AIG Life Insurance Company
                         A member company of American International Group, Inc.

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II

STATEMENT OF NET ASSETS
September 30, 2005
(Unaudited)

                                                                              Investment    Due from (to) AIG
                                                                            securities - at  Life Insurance
Sub-accounts                                                                  fair value         Company      Net Assets
------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Series I                                 $  663,552          $ (1)       $  663,551
AIM V.I. International Growth Fund - Series I                                  1,070,892             -         1,070,892
AllianceBernstein Global Bond Portfolio - Class A                                 61,007             6            61,013
AllianceBernstein Global Dollar Government Portfolio - Class A                       339             3               342
AllianceBernstein Global Technology Portfolio - Class A                        1,790,637             -         1,790,637
AllianceBernstein Growth and Income Portfolio - Class A                        3,877,307           (16)        3,877,291
AllianceBernstein Growth Portfolio - Class A                                   2,990,630             -         2,990,630
AllianceBernstein Large Cap Growth Portfolio - Class A                         1,420,820             -         1,420,820
AllianceBernstein Money Market Portfolio - Class A                                34,966            67            35,033
AllianceBernstein Real Estate Investment Portfolio - Class A                     566,393            (1)          566,392
AllianceBernstein Small Cap Growth Portfolio - Class A                           475,130             -           475,130
AllianceBernstein Total Return Portfolio - Class A                               358,083            (1)          358,082
AllianceBernstein U.S. Government/High Grade Securities Portfolio - Class A          613           (10)              603
AllianceBernstein Utility Income Portfolio - Class A                             208,311           (14)          208,297
American Century VP Capital Appreciation Fund - Class I                           97,281            (2)           97,279
American Century VP Income & Growth Fund - Class I                               241,454            (1)          241,453
American Century VP International Fund - Class I                                 315,027             4           315,031
Anchor Series Trust Asset Allocation Portfolio - Class 1                         456,264             4           456,268
Anchor Series Trust Capital Appreciation Portfolio - Class 1                   3,649,169             -         3,649,169
Anchor Series Trust Government and Quality Bond Portfolio - Class 1              832,088            (4)          832,084
Anchor Series Trust Growth Portfolio - Class 1                                 1,798,425             4         1,798,429
Anchor Series Trust Natural Resources Portfolio - Class 1                      1,065,664            (8)        1,065,656
Dreyfus Stock Index Fund, Inc. - Initial shares                                5,823,813            (2)        5,823,811
Dreyfus VIF Small Company Stock Portfolio - Initial shares                     1,441,879             1         1,441,880
Fidelity VIP Asset Manager Portfolio - Initial Class                           1,439,539             -         1,439,539
Fidelity VIP Contrafund Portfolio - Initial Class                              3,195,667             3         3,195,670
Fidelity VIP Growth Portfolio - Initial Class                                  3,885,027            (2)        3,885,025
Fidelity VIP High Income Portfolio - Initial Class                               625,389             4           625,393
Fidelity VIP Index 500 Portfolio - Initial Class                                 515,355             1           515,356
Fidelity VIP Investment Grade Bond Portfolio - Initial Class                   1,065,118             2         1,065,120
Fidelity VIP Money Market Portfolio - Initial Class                            2,434,503            (2)        2,434,501
Fidelity VIP Overseas Portfolio - Initial Class                                  714,881            (1)          714,880
Franklin Templeton - Templeton Foreign Securities Fund - Class 2                 167,569           (10)          167,559
Franklin Templeton - Templeton Global Asset Allocation Fund - Class 1            314,124             -           314,124
JPMorgan Bond Portfolio                                                          136,734             1           136,735
JPMorgan U.S. Large Cap Core Equity Portfolio                                     72,033            10            72,043
Mercury Basic Value V.I. Fund - Class I                                          124,280             -           124,280
Neuberger Berman AMT Limited Maturity Bond Portfolio - Class I                   144,020            (5)          144,015
Neuberger Berman AMT Partners Portfolio - Class I                                431,549            (9)          431,540
Oppenheimer Global Securities Fund/VA - Non-Service Shares                       557,434             8           557,442
Oppenheimer Main Street Fund/VA - Non-Service Shares                             599,837             8           599,845
PIMCO VIT Real Return Portfolio - Administrative Class                           207,795            (3)          207,792
PIMCO VIT Total Return Portfolio - Administrative Class                          126,812            (1)          126,811
SunAmerica - Aggressive Growth Portfolio - Class 1                             2,102,025            (1)        2,102,024
SunAmerica - SunAmerica Balanced Portfolio - Class 1                           1,563,882            (1)        1,563,881
SunAmerica Alliance Growth Portfolio                                           3,743,175            (3)        3,743,172
SunAmerica Blue Chip Growth Portfolio                                            108,158            (2)          108,156
SunAmerica Cash Management Portfolio                                           3,202,783             -         3,202,783
SunAmerica Corporate Bond Portfolio                                              368,374             -           368,374
SunAmerica Davis Venture Value Portfolio                                       3,262,403            (9)        3,262,394
SunAmerica "Dogs" of Wall Street Portfolio                                       443,934             -           443,934
SunAmerica Emerging Markets Portfolio                                          1,016,420             -         1,016,420
SunAmerica Federated American Leaders Portfolio                                  372,696             -           372,696

                            See accompanying notes.

                                   VA II - 1

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II

STATEMENT OF NET ASSETS - CONTINUED
September 30, 2005
(Unaudited)

                                                          Investment    Due from (to) AIG
                                                        securities - at  Life Insurance
Sub-accounts                                              fair value         Company      Net Assets
----------------------------------------------------------------------------------------------------
SunAmerica Global Bond Portfolio                          $  579,555          $  -        $  579,555
SunAmerica Global Equities Portfolio                         567,135             -           567,135
SunAmerica Goldman Sachs Research Portfolio                   27,082             -            27,082
SunAmerica Growth Opportunities Portfolio                     97,637             -            97,637
SunAmerica Growth-Income Portfolio                         2,550,581             -         2,550,581
SunAmerica High-Yield Bond Portfolio                         215,311             8           215,319
SunAmerica International Diversified Equities Portfolio      661,428             2           661,430
SunAmerica International Growth and Income Portfolio       1,085,112             -         1,085,112
SunAmerica Marsico Growth Portfolio                          604,210             -           604,210
SunAmerica MFS Massachusetts Investors Trust Portfolio       629,627             9           629,636
SunAmerica MFS Mid-Cap Growth Portfolio                    2,532,187             -         2,532,187
SunAmerica MFS Total Return Portfolio                      1,237,559             -         1,237,559
SunAmerica Putnam Growth: Voyager Portfolio                1,039,743            (1)        1,039,742
SunAmerica Real Estate Portfolio                             876,347            (1)          876,346
SunAmerica Technology Portfolio                              117,068             -           117,068
SunAmerica Telecom Utility Portfolio                         166,272             -           166,272
SunAmerica Worldwide High Income Portfolio                   108,374            11           108,385
UIF Core Plus Fixed Income Portfolio - Class I               202,423             -           202,423
UIF Money Market Portfolio - Class I                         118,264           196           118,460
UIF U.S. Mid Cap Value Portfolio - Class I                   586,980             9           586,989
VALIC Company I - International Equities Fund                127,189            (1)          127,188
VALIC Company I - Small Cap Index Fund                       413,328             -           413,328
Van Eck Worldwide Emerging Markets Fund                      387,028             2           387,030
Van Eck Worldwide Hard Assets Fund                           305,822             1           305,823
Vanguard VIF Total Bond Market Index Portfolio               126,508             -           126,508

                            See accompanying notes.

                                   VA II - 2

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II

STATEMENT OF OPERATIONS
For the Period Ended September 30, 2005
(Unaudited)

                                     A           B            A+B=C          D             E             F           C+D+E+F

                                           Mortality and                                           Net change in     Increase
                                 Dividends  expense risk                Net realized Capital gain    unrealized   (decrease) in
                                   from         and            Net      gain (loss)  distributions  appreciation    net assets
                                  mutual   administrative  investment        on       from mutual  (depreciation) resulting from
Sub-accounts                       funds      charges     income (loss) investments      funds     of investments   operations
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation
  Fund - Series I                 $     -     $ (4,022)     $ (4,022)    $ (20,855)     $     -      $  55,893       $ 31,016
AIM V.I. International Growth
  Fund - Series I                       -       (6,186)       (6,186)      (15,836)           -        120,875         98,853
AllianceBernstein Global Bond
  Portfolio - Class A               7,494         (511)        6,983          (839)         956        (12,246)        (5,146)
AllianceBernstein Global
  Dollar Government Portfolio
  - Class A                            21           (2)           19             3           16            (14)            24
AllianceBernstein Global
  Technology Portfolio -
  Class A                               -      (10,964)      (10,964)     (158,080)           -        155,185        (13,859)
AllianceBernstein Growth and
  Income Portfolio - Class A       56,747      (24,280)       32,467        32,497            -        (15,433)        49,531
AllianceBernstein Growth
  Portfolio - Class A                   -      (19,691)      (19,691)     (279,962)           -        444,212        144,559
AllianceBernstein Large Cap
  Growth Portfolio - Class A            -       (8,181)       (8,181)      (53,456)           -        158,120         96,483
AllianceBernstein Money
  Market Portfolio - Class A          534         (247)          287             -            -              -            287
AllianceBernstein Real Estate
  Investment Portfolio -
  Class A                          16,302       (2,849)       13,453        32,139       51,967        (57,438)        40,121
AllianceBernstein Small Cap
  Growth Portfolio - Class A            -       (3,340)       (3,340)       (7,879)           -         11,729            510
AllianceBernstein Total Return
  Portfolio - Class A               9,517       (2,394)        7,123         2,197            -         (3,196)         6,124
AllianceBernstein U.S.
  Government/High Grade
  Securities Portfolio - Class A       19           (5)           14             -           18            (27)             5
AllianceBernstein Utility
  Income Portfolio - Class A        3,988       (1,060)        2,928           714            -         30,786         34,428
American Century VP Capital
  Appreciation Fund - Class I           -         (484)         (484)          998            -         13,975         14,489
American Century VP
  Income & Growth Fund -
  Class I                           4,331       (1,256)        3,075         4,050            -          1,603          8,728
American Century VP
  International Fund - Class I      3,125       (1,368)        1,757         1,278            -         17,087         20,122
Anchor Series Trust Asset
  Allocation Portfolio - Class 1   13,804       (2,317)       11,487         3,766            -         (6,059)         9,194
Anchor Series Trust Capital
  Appreciation Portfolio -
  Class 1                          10,557      (20,045)       (9,488)      (15,226)           -        181,722        157,008
Anchor Series Trust
  Government and Quality
  Bond Portfolio - Class 1         32,188       (4,753)       27,435         1,275            -        (16,682)        12,028
Anchor Series Trust Growth
  Portfolio - Class 1              15,565       (9,527)        6,038        (7,579)      65,355         10,757         74,571
Anchor Series Trust Natural
  Resources Portfolio - Class 1     4,456       (4,577)         (121)       50,277       42,234        228,530        320,920
Dreyfus Stock Index Fund, Inc.
  - Initial shares                 69,849      (39,483)       30,366       228,266            -       (148,320)       110,312
Dreyfus VIF Small Company
  Stock Portfolio - Initial
  shares                                -       (8,739)       (8,739)       36,733       70,767        (91,032)         7,729
Fidelity VIP Asset Manager
  Portfolio - Initial Class        38,490       (9,647)       28,843       (31,451)         493         15,220         13,105
Fidelity VIP Contrafund
  Portfolio - Initial Class         7,372      (16,249)       (8,877)       33,220          461        308,103        332,907
Fidelity VIP Growth Portfolio -
  Initial Class                    19,963      (26,533)       (6,570)     (251,634)           -        326,770         68,566
Fidelity VIP High Income
  Portfolio - Initial Class        46,450       (3,940)       42,510       (34,783)           -         (2,770)         4,957
Fidelity VIP Index 500
  Portfolio - Initial Class         9,225       (2,455)        6,770         7,877            -         (3,948)        10,699
Fidelity VIP Investment Grade
  Bond Portfolio - Initial Class   38,082       (6,825)       31,257         3,589       23,008        (47,250)        10,604
Fidelity VIP Money Market
  Portfolio - Initial Class        52,182      (15,549)       36,633             -            -              -         36,633
Fidelity VIP Overseas Portfolio
  - Initial Class                   3,658       (4,172)         (514)      (23,314)       2,863         80,408         59,443
Franklin Templeton -
  Templeton Foreign Securities
  Fund - Class 2                    1,859         (558)        1,301           (45)           -          6,939          8,195
Franklin Templeton -
  Templeton Global Asset
  Allocation Fund - Class 1        10,956       (1,439)        9,517        19,028            -        (22,545)         6,000
JPMorgan Bond Portfolio             3,878         (686)        3,192          (683)       1,959         (2,602)         1,866
JPMorgan U.S. Large Cap Core
  Equity Portfolio                    869         (394)          475           117            -           (202)           390
Mercury Basic Value V.I. Fund
  - Class I                             1         (433)         (432)          (35)         646            153            332
Neuberger Berman AMT
  Limited Maturity Bond
  Portfolio - Class I                   -         (490)         (490)       (1,568)           -          2,097             39
Neuberger Berman AMT
  Partners Portfolio - Class I          -       (2,466)       (2,466)       73,461            -         (7,770)        63,225
Oppenheimer Global Securities
  Fund/VA - Non-Service
  Shares                            4,881       (2,700)        2,181        19,087            -         21,191         42,459
Oppenheimer Main Street Fund/
  VA - Non-Service Shares           7,919       (3,263)        4,656         6,783            -          6,260         17,699
PIMCO VIT Real Return
  Portfolio - Administrative
  Class                             3,883       (1,006)        2,877           (55)           -          1,455          4,277
PIMCO VIT Total Return
  Portfolio - Administrative
  Class                             2,450         (448)        2,002            22            -            882          2,906
SunAmerica - Aggressive
  Growth Portfolio - Class 1            -      (11,437)      (11,437)      (73,072)           -        236,227        151,718
SunAmerica - SunAmerica
  Balanced Portfolio - Class 1          -       (8,495)       (8,495)      (13,576)           -         29,022          6,951
SunAmerica Alliance Growth
  Portfolio                             -      (19,166)      (19,166)     (107,735)           -        427,840        300,939
SunAmerica Blue Chip Growth
  Portfolio                             -         (610)         (610)       (1,144)           -          1,741            (13)
SunAmerica Cash Management
  Portfolio                             -      (16,091)      (16,091)      (18,332)           -         72,200         37,777
SunAmerica Corporate Bond
  Portfolio                             -       (2,234)       (2,234)       11,482            -         (6,491)         2,757
SunAmerica Davis Venture
  Value Portfolio                       -      (17,415)      (17,415)       28,009            -        171,505        182,099

                            See accompanying notes.

                                   VA II - 3

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II

STATEMENT OF OPERATIONS - CONTINUED
For the Period Ended September 30, 2005
(Unaudited)

                                     A           B            A+B=C          D             E             F           C+D+E+F

                                           Mortality and                                           Net change in     Increase
                                 Dividends  expense risk                Net realized Capital gain    unrealized   (decrease) in
                                   from         and            Net      gain (loss)  distributions  appreciation    net assets
                                  mutual   administrative  investment        on       from mutual  (depreciation) resulting from
Sub-accounts                       funds      charges     income (loss) investments      funds     of investments   operations
--------------------------------------------------------------------------------------------------------------------------------
SunAmerica "Dogs" of Wall
  Street Portfolio                $    -      $ (2,516)     $ (2,516)    $   2,658      $    -        $(23,720)      $(23,578)
SunAmerica Emerging Markets
  Portfolio                            -        (4,980)       (4,980)       58,733           -         167,741        221,494
SunAmerica Federated
  American Leaders Portfolio           -        (2,012)       (2,012)        1,815           -           6,724          6,527
SunAmerica Global Bond
  Portfolio                            -        (3,332)       (3,332)       11,883           -          11,391         19,942
SunAmerica Global Equities
  Portfolio                            -        (3,133)       (3,133)      (27,654)          -          78,520         47,733
SunAmerica Goldman Sachs
  Research Portfolio                   -          (145)         (145)          658           -            (312)           201
SunAmerica Growth
  Opportunities Portfolio              -          (577)         (577)        7,041           -          (1,973)         4,491
SunAmerica Growth-Income
  Portfolio                            -       (13,824)      (13,824)      (43,489)          -         116,729         59,416
SunAmerica High-Yield Bond
  Portfolio                            -        (1,140)       (1,140)        9,295           -           4,519         12,674
SunAmerica International
  Diversified Equities Portfolio       -        (3,481)       (3,481)        2,815           -          48,200         47,534
SunAmerica International
  Growth and Income Portfolio          -        (5,468)       (5,468)        2,455           -          86,978         83,965
SunAmerica Marsico Growth
  Portfolio                            -        (2,961)       (2,961)       16,124           -          15,773         28,936
SunAmerica MFS
  Massachusetts Investors
  Trust Portfolio                      -        (3,342)       (3,342)       (2,504)          -          29,302         23,456
SunAmerica MFS Mid-Cap
  Growth Portfolio                     -       (13,621)      (13,621)     (162,138)          -         170,994         (4,765)
SunAmerica MFS Total Return
  Portfolio                            -        (6,519)       (6,519)       11,867           -          14,062         19,410
SunAmerica Putnam Growth:
  Voyager Portfolio                    -        (5,637)       (5,637)      (38,061)          -          65,959         22,261
SunAmerica Real Estate
  Portfolio                            -        (4,891)       (4,891)       97,919           -         (15,898)        77,130
SunAmerica Technology
  Portfolio                            -          (664)         (664)       (1,644)          -           2,784            476
SunAmerica Telecom Utility
  Portfolio                            -          (730)         (730)       (3,878)          -          16,842         12,234
SunAmerica Worldwide High
  Income Portfolio                     -          (557)         (557)         (297)          -           6,162          5,308
UIF Core Plus Fixed Income
  Portfolio - Class I              7,082          (927)        6,155            83       1,452          (2,891)         4,799
UIF Money Market Portfolio -
  Class I                          1,866          (557)        1,309             -           -               -          1,309
UIF U.S. Mid Cap Value
  Portfolio - Class I              1,748        (2,549)         (801)        2,870       7,795          36,490         46,354
VALIC Company I -
  International Equities Fund      1,524          (417)        1,107           (38)          -           7,011          8,080
VALIC Company I - Small Cap
  Index Fund                       2,859        (1,922)          937         1,495           -           8,158         10,590
Van Eck Worldwide Emerging
  Markets Fund                     2,278        (2,112)          166        16,914           -          48,806         65,886
Van Eck Worldwide Hard
  Assets Fund                        714        (1,570)         (856)       11,295           -          81,314         91,753
Vanguard VIF Total Bond
  Market Index Portfolio           4,223          (447)        3,776           (39)        751          (1,887)         2,601

                            See accompanying notes.

                                   VA II - 4

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS
(Unaudited)

                                                                              Sub-accounts
                                                 -----------------------------------------------------------------------
                                                                     AIM V.I.                         AllianceBernstein
                                                 AIM V.I. Capital  International  AllianceBernstein     Global Dollar
                                                 Appreciation Fund Growth Fund -     Global Bond         Government
                                                    - Series I       Series I    Portfolio - Class A Portfolio - Class A
                                                 ----------------- ------------- ------------------- -------------------
For the Period Ended September 30, 2005

OPERATIONS:
   Net investment income (loss)                     $   (4,022)     $   (6,186)       $   6,983           $     19
   Net realized gain (loss) on investments             (20,855)        (15,836)            (839)                 3
   Capital gain distributions from mutual funds              -               -              956                 16
   Net change in unrealized appreciation
     (depreciation) of investments                      55,893         120,875          (12,246)               (14)
                                                    ----------      ----------        ---------           --------
Increase (decrease) in net assets resulting from
  operations                                            31,016          98,853           (5,146)                24
                                                    ----------      ----------        ---------           --------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to) other
     Sub-accounts or fixed rate option                  95,526         161,681           18,310                  -
   Administrative charges                                    -               -                -                  -
   Cost of insurance                                   (44,313)        (58,378)          (4,819)                (8)
   Policy loans                                         (7,387)         18,323             (896)                 -
   Death benefits                                          (65)         (1,571)               -                  -
   Withdrawals                                         (48,150)        (23,493)         (11,652)                 -
                                                    ----------      ----------        ---------           --------
Increase (decrease) in net assets resulting from
  principal transactions                                (4,389)         96,562              943                 (8)
                                                    ----------      ----------        ---------           --------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                                26,627         195,415           (4,203)                16

NET ASSETS:
   Beginning of year                                   636,924         875,477           65,216                326
                                                    ----------      ----------        ---------           --------
   End of year                                      $  663,551      $1,070,892        $  61,013           $    342
                                                    ==========      ==========        =========           ========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                     $   (5,198)     $   (1,542)       $   3,086           $     19
   Net realized gain (loss) on investments             (23,903)        (44,601)           2,326                  5
   Capital gain distributions from mutual funds              -               -            1,279                  -
   Net change in unrealized appreciation
     (depreciation) of investments                      65,005         209,487             (574)                 3
                                                    ----------      ----------        ---------           --------
Increase (decrease) in net assets resulting from
  operations                                            35,904         163,344            6,117                 27
                                                    ----------      ----------        ---------           --------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to) other
     Sub-accounts or fixed rate option                 101,509         149,293           22,114                  -
   Administrative charges                                    -               -                -                  -
   Cost of insurance                                   (64,726)        (70,075)          (5,619)               (11)
   Policy loans                                        (13,844)        (44,740)              (6)                 -
   Death benefits                                            -            (515)               -                  -
   Withdrawals                                         (39,976)        (32,496)         (10,131)                 -
                                                    ----------      ----------        ---------           --------
Increase (decrease) in net assets resulting from
  principal transactions                               (17,037)          1,467            6,358                (11)
                                                    ----------      ----------        ---------           --------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                                18,867         164,811           12,475                 16
NET ASSETS:
   Beginning of year                                   618,057         710,666           52,741                310
                                                    ----------      ----------        ---------           --------
   End of year                                      $  636,924      $  875,477        $  65,216           $    326
                                                    ==========      ==========        =========           ========

                            See accompanying notes.

                                   VA II - 5

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
(Unaudited)

                                                                                 Sub-accounts
                                                 -----------------------------------------------------------------------------
                                                                     AllianceBernstein
                                                  AllianceBernstein      Growth and     AllianceBernstein   AllianceBernstein
                                                  Global Technology  Income Portfolio - Growth Portfolio -  Large Cap Growth
                                                 Portfolio - Class A      Class A            Class A       Portfolio - Class A
                                                 ------------------- ------------------ ------------------ -------------------
For the Period Ended September 30, 2005

OPERATIONS:
   Net investment income (loss)                     $    (10,964)       $     32,467       $    (19,691)      $     (8,181)
   Net realized gain (loss) on investments              (158,080)             32,497           (279,962)           (53,456)
   Capital gain distributions from mutual funds                -                   -                  -                  -
   Net change in unrealized appreciation
     (depreciation) of investments                       155,185             (15,433)           444,212            158,120
                                                    ------------        ------------       ------------       ------------
Increase (decrease) in net assets resulting from
  operations                                             (13,859)             49,531            144,559             96,483
                                                    ------------        ------------       ------------       ------------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to) other
     Sub-accounts or fixed rate option                   251,330             475,193            (67,817)           147,077
   Administrative charges                                      -                (696)                 -               (318)
   Cost of insurance                                    (124,033)           (175,915)          (162,317)           (75,588)
   Policy loans                                           37,069             (19,148)           (57,453)           (16,068)
   Death benefits                                              -                (693)              (256)                 -
   Withdrawals                                           (63,431)           (122,986)          (124,198)          (114,158)
                                                    ------------        ------------       ------------       ------------
Increase (decrease) in net assets resulting from
  principal transactions                                 100,935             155,755           (412,041)           (59,055)
                                                    ------------        ------------       ------------       ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                   87,076             205,286           (267,482)            37,428

NET ASSETS:
   Beginning of year                                   1,703,561           3,672,005          3,258,112          1,383,392
                                                    ------------        ------------       ------------       ------------
   End of year                                      $  1,790,637        $  3,877,291       $  2,990,630       $  1,420,820
                                                    ============        ============       ============       ============
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                     $    (13,861)       $      1,513       $    (26,909)      $    (10,146)
   Net realized gain (loss) on investments              (201,774)             10,703           (129,738)           (44,208)
   Capital gain distributions from mutual funds                -                   -                  -                  -
   Net change in unrealized appreciation
     (depreciation) of investments                       286,364             333,853            551,580            155,017
                                                    ------------        ------------       ------------       ------------
Increase (decrease) in net assets resulting from
  operations                                              70,729             346,069            394,933            100,663
                                                    ------------        ------------       ------------       ------------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to) other
     Sub-accounts or fixed rate option                   295,977             644,521            353,372            271,196
   Administrative charges                                      -                (799)                 -               (410)
   Cost of insurance                                    (171,819)           (229,511)          (226,042)          (103,077)
   Policy loans                                          (62,229)            (20,349)           (28,879)            (4,166)
   Death benefits                                           (295)                  -             (4,135)                 -
   Withdrawals                                           (46,225)           (181,815)          (108,047)           (50,051)
                                                    ------------        ------------       ------------       ------------
Increase (decrease) in net assets resulting from
  principal transactions                                  15,409             212,047            (13,731)           113,492
                                                    ------------        ------------       ------------       ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                   86,138             558,116            381,202            214,155

NET ASSETS:
   Beginning of year                                   1,617,423           3,113,889          2,876,910          1,169,237
                                                    ------------        ------------       ------------       ------------
   End of year                                      $  1,703,561        $  3,672,005       $  3,258,112       $  1,383,392
                                                    ============        ============       ============       ============

                            See accompanying notes.

                                   VA II - 6

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
(Unaudited)

                                                                                  Sub-accounts
                                                 -------------------------------------------------------------------------------
                                                                      AllianceBernstein
                                                  AllianceBernstein      Real Estate      AllianceBernstein   AllianceBernstein
                                                    Money Market         Investment       Small Cap Growth      Total Return
                                                 Portfolio - Class A Portfolio - Class A Portfolio - Class A Portfolio - Class A
                                                 ------------------- ------------------- ------------------- -------------------
For the Period Ended September 30, 2005

OPERATIONS:
   Net investment income (loss)                       $     287          $   13,453          $   (3,340)         $    7,123
   Net realized gain (loss) on investments                    -              32,139              (7,879)              2,197
   Capital gain distributions from mutual funds               -              51,967                   -                   -
   Net change in unrealized appreciation
     (depreciation) of investments                            -             (57,438)             11,729              (3,196)
                                                      ---------          ----------          ----------          ----------
Increase (decrease) in net assets resulting from
  operations                                                287              40,121                 510               6,124
                                                      ---------          ----------          ----------          ----------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to) other
     Sub-accounts or fixed rate option                       42              60,528             (31,714)             31,439
   Administrative charges                                     -                   -                   -                   -
   Cost of insurance                                     (3,887)            (30,983)            (24,947)            (17,504)
   Policy loans                                               -               2,840              (1,488)             40,560
   Death benefits                                             -                   -              (1,417)                  -
   Withdrawals                                                -              (7,611)            (42,809)               (488)
                                                      ---------          ----------          ----------          ----------
Increase (decrease) in net assets resulting from
  principal transactions                                 (3,845)             24,774            (102,375)             54,007
                                                      ---------          ----------          ----------          ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  (3,558)             64,895            (101,865)             60,131

NET ASSETS:
   Beginning of year                                     38,591             501,497             576,995             297,951
                                                      ---------          ----------          ----------          ----------
   End of year                                        $  35,033          $  566,392          $  475,130          $  358,082
                                                      =========          ==========          ==========          ==========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                       $    (115)         $    6,357          $   (4,566)         $    5,086
   Net realized gain (loss) on investments                    -              16,363              (2,201)             (1,950)
   Capital gain distributions from mutual funds               -                   -                   -                   -
   Net change in unrealized appreciation
     (depreciation) of investments                            -             102,501              74,560              21,162
                                                      ---------          ----------          ----------          ----------
Increase (decrease) in net assets resulting from
  operations                                               (115)            125,221              67,793              24,298
                                                      ---------          ----------          ----------          ----------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to) other
     Sub-accounts or fixed rate option                      996              56,323              86,240              33,507
   Administrative charges                                     -                   -                   -                   -
   Cost of insurance                                     (5,594)            (36,722)            (33,000)            (22,868)
   Policy loans                                               -              (2,428)             (5,876)            (94,224)
   Death benefits                                             -                (489)                  -                   -
   Withdrawals                                          (16,528)             (3,864)            (12,212)             (7,622)
                                                      ---------          ----------          ----------          ----------
Increase (decrease) in net assets resulting from
  principal transactions                                (21,126)             12,820              35,152             (91,207)
                                                      ---------          ----------          ----------          ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 (21,241)            138,041             102,945             (66,909)

NET ASSETS:
   Beginning of year                                     59,832             363,456             474,050             364,860
                                                      ---------          ----------          ----------          ----------
   End of year                                        $  38,591          $  501,497          $  576,995          $  297,951
                                                      =========          ==========          ==========          ==========

                            See accompanying notes.

                                   VA II - 7

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
(Unaudited)

                                                                                 Sub-accounts
                                                 ----------------------------------------------------------------------------
                                                  AllianceBernstein
                                                        U.S.                              American Century   American Century
                                                   Government/High    AllianceBernstein      VP Capital        VP Income &
                                                  Grade Securities     Utility Income    Appreciation Fund -  Growth Fund -
                                                 Portfolio - Class A Portfolio - Class A       Class I           Class I
                                                 ------------------- ------------------- ------------------- ----------------
For the Period Ended September 30, 2005

OPERATIONS:
   Net investment income (loss)                       $     14           $    2,928           $    (484)        $    3,075
   Net realized gain (loss) on investments                   -                  714                 998              4,050
   Capital gain distributions from mutual funds             18                    -                   -                  -
   Net change in unrealized appreciation
     (depreciation) of investments                         (27)              30,786              13,975              1,603
                                                      --------           ----------           ---------         ----------
Increase (decrease) in net assets resulting from
  operations                                                 5               34,428              14,489              8,728
                                                      --------           ----------           ---------         ----------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to) other
     Sub-accounts or fixed rate option                       -               (4,232)             16,923             42,626
   Administrative charges                                    -                    -                   -                  -
   Cost of insurance                                       (74)             (16,685)             (8,843)           (19,169)
   Policy loans                                              -                 (121)               (171)               102
   Death benefits                                            -                    -                   -                  -
   Withdrawals                                               -               (5,625)             (7,078)           (14,551)
                                                      --------           ----------           ---------         ----------
Increase (decrease) in net assets resulting from
  principal transactions                                   (74)             (26,663)                831              9,008
                                                      --------           ----------           ---------         ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                    (69)               7,765              15,320             17,736

NET ASSETS:
   Beginning of year                                       672              200,532              81,959            223,717
                                                      --------           ----------           ---------         ----------
   End of year                                        $    603           $  208,297           $  97,279         $  241,453
                                                      ========           ==========           =========         ==========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss).................      $     14           $    2,323           $    (503)        $    1,026
   Net realized gain (loss) on investments                   2               (8,260)               (391)               725
   Capital gain distributions from mutual funds             21                    -                   -                  -
   Net change in unrealized appreciation
     (depreciation) of investments                         (18)              41,657               6,508             21,349
                                                      --------           ----------           ---------         ----------
Increase (decrease) in net assets resulting from
  operations                                                19               35,720               5,614             23,100
                                                      --------           ----------           ---------         ----------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to) other
     Sub-accounts or fixed rate option                       -               26,199              20,090             64,584
   Administrative charges                                    -                    -                   -                  -
   Cost of insurance                                       (98)             (21,488)            (10,851)           (23,259)
   Policy loans                                              -               (2,578)               (288)              (946)
   Death benefits                                            -                 (188)                  -                (31)
   Withdrawals                                               -               (7,982)               (105)              (872)
                                                      --------           ----------           ---------         ----------
Increase (decrease) in net assets resulting from
  principal transactions                                   (98)              (6,037)              8,846             39,476
                                                      --------           ----------           ---------         ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                    (79)              29,683              14,460             62,576

NET ASSETS:
   Beginning of year                                       751              170,849              67,499            161,141
                                                      --------           ----------           ---------         ----------
   End of year                                        $    672           $  200,532           $  81,959         $  223,717
                                                      ========           ==========           =========         ==========

                            See accompanying notes.

                                   VA II - 8

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
(Unaudited)

                                                                                 Sub-accounts
                                                 -----------------------------------------------------------------------------
                                                                     Anchor Series       Anchor Series       Anchor Series
                                                 American Century     Trust Asset        Trust Capital      Trust Government
                                                 VP International     Allocation         Appreciation       and Quality Bond
                                                 Fund -  Class I  Portfolio - Class 1 Portfolio - Class 1 Portfolio -  Class 1
                                                 ---------------- ------------------- ------------------- --------------------
For the Period Ended September 30, 2005

OPERATIONS:
   Net investment income (loss)                     $    1,757        $   11,487         $     (9,488)         $   27,435
   Net realized gain (loss) on investments               1,278             3,766              (15,226)              1,275
   Capital gain distributions from mutual funds              -                 -                    -                   -
   Net change in unrealized appreciation
     (depreciation) of investments                      17,087            (6,059)             181,722             (16,682)
                                                    ----------        ----------         ------------          ----------
Increase (decrease) in net assets resulting from
  operations                                            20,122             9,194              157,008              12,028
                                                    ----------        ----------         ------------          ----------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to) other
     Sub-accounts or fixed rate option                  37,868           117,497              177,061              (1,999)
   Administrative charges                                 (274)                -                    -                   -
   Cost of insurance                                    (3,304)          (37,084)            (268,923)            (85,595)
   Policy loans                                              -              (318)             (31,238)               (171)
   Death benefits                                            -                 -                    -                   -
   Withdrawals                                               -           (14,766)             (74,857)             (4,230)
                                                    ----------        ----------         ------------          ----------
Increase (decrease) in net assets resulting from
  principal transactions                                34,290            65,329             (197,957)            (91,995)
                                                    ----------        ----------         ------------          ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 54,412            74,523              (40,949)            (79,967)

NET ASSETS:
   Beginning of year                                   260,619           381,745            3,690,118             912,051
                                                    ----------        ----------         ------------          ----------
   End of year                                      $  315,031        $  456,268         $  3,649,169          $  832,084
                                                    ==========        ==========         ============          ==========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                     $     (251)       $    7,081         $    (24,516)         $   35,166
   Net realized gain (loss) on investments               5,677             1,662              (35,577)              1,689
   Capital gain distributions from mutual funds              -                 -                    -                 356
   Net change in unrealized appreciation
     (depreciation) of investments                      23,857            22,966              331,437             (14,473)
                                                    ----------        ----------         ------------          ----------
Increase (decrease) in net assets resulting from
  operations                                            29,283            31,709              271,344              22,738
                                                    ----------        ----------         ------------          ----------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to) other
     Sub-accounts or fixed rate option                  68,939            97,851            1,030,154             153,018
   Administrative charges                                 (317)                -                    -                   -
   Cost of insurance                                    (3,453)          (48,342)            (401,615)           (124,138)
   Policy loans                                              -            (4,566)             (28,394)             (4,616)
   Death benefits                                            -                 -                    -                   -
   Withdrawals                                               -            (5,263)            (133,760)            (10,046)
                                                    ----------        ----------         ------------          ----------
Increase (decrease) in net assets resulting from
  principal transactions                                65,169            39,680              466,385              14,218
                                                    ----------        ----------         ------------          ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 94,452            71,389              737,729              36,956

NET ASSETS:
   Beginning of year                                   166,167           310,356            2,952,389             875,095
                                                    ----------        ----------         ------------          ----------
   End of year                                      $  260,619        $  381,745         $  3,690,118          $  912,051
                                                    ==========        ==========         ============          ==========

                            See accompanying notes.

                                   VA II - 9

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
(Unaudited)

                                                                                 Sub-accounts
                                                 ----------------------------------------------------------------------------
                                                                        Anchor Series                          Dreyfus VIF
                                                 Anchor Series Trust    Trust Natural      Dreyfus Stock      Small Company
                                                 Growth Portfolio -       Resources      Index Fund, Inc. - Stock Portfolio -
                                                       Class 1       Portfolio - Class 1   Initial shares    Initial shares
                                                 ------------------- ------------------- ------------------ -----------------
For the Period Ended September 30, 2005

OPERATIONS:
   Net investment income (loss)                     $      6,038        $       (121)       $     30,366      $     (8,739)
   Net realized gain (loss) on investments                (7,579)             50,277             228,266            36,733
   Capital gain distributions from mutual funds           65,355              42,234                   -            70,767
   Net change in unrealized appreciation
     (depreciation) of investments                        10,757             228,530            (148,320)          (91,032)
                                                    ------------        ------------        ------------      ------------
Increase (decrease) in net assets resulting from
  operations                                              74,571             320,920             110,312             7,729
                                                    ------------        ------------        ------------      ------------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to) other
     Sub-accounts or fixed rate option                   224,074             129,745              55,460           272,635
   Administrative charges                                      -                   -                   -                 -
   Cost of insurance                                    (131,263)            (56,229)           (524,142)          (81,895)
   Policy loans                                          (19,823)             (2,600)            (64,962)           (9,525)
   Death benefits                                              -                 (33)               (308)           (1,443)
   Withdrawals                                           (17,751)            (11,348)           (218,086)         (151,346)
                                                    ------------        ------------        ------------      ------------
Increase (decrease) in net assets resulting from
  principal transactions                                  55,237              59,535            (752,038)           28,426
                                                    ------------        ------------        ------------      ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  129,808             380,455            (641,726)           36,155

NET ASSETS:
   Beginning of year                                   1,668,621             685,201           6,465,537         1,405,725
                                                    ------------        ------------        ------------      ------------
   End of year                                      $  1,798,429        $  1,065,656        $  5,823,811      $  1,441,880
                                                    ============        ============        ============      ============
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                     $     (2,600)       $        184        $     59,862      $     (9,757)
   Net realized gain (loss) on investments               (45,292)             31,491             (66,779)           33,598
   Capital gain distributions from mutual funds                -              19,500                   -            83,309
   Net change in unrealized appreciation
     (depreciation) of investments                       205,852              80,426             570,465            98,919
                                                    ------------        ------------        ------------      ------------
Increase (decrease) in net assets resulting from
  operations                                             157,960             131,601             563,548           206,069
                                                    ------------        ------------        ------------      ------------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to) other
     Sub-accounts or fixed rate option                   400,950             197,282             737,866           272,730
   Administrative charges                                      -                   -                   -                 -
   Cost of insurance                                    (183,861)            (66,841)           (714,320)         (101,172)
   Policy loans                                           (2,279)               (660)            (60,917)           (6,566)
   Death benefits                                              -                   -                 (31)              (33)
   Withdrawals                                          (155,661)            (18,046)           (272,983)          (28,344)
                                                    ------------        ------------        ------------      ------------
Increase (decrease) in net assets resulting from
  principal transactions                                  59,149             111,735            (310,385)          136,615
                                                    ------------        ------------        ------------      ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  217,109             243,336             253,163           342,684

NET ASSETS:
   Beginning of year                                   1,451,512             441,865           6,212,374         1,063,041
                                                    ------------        ------------        ------------      ------------
   End of year                                      $  1,668,621        $    685,201        $  6,465,537      $  1,405,725
                                                    ============        ============        ============      ============

                            See accompanying notes.

                                  VA II - 10

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
(Unaudited)

                                                                                 Sub-accounts
                                                 -----------------------------------------------------------------------------
                                                                        Fidelity VIP
                                                 Fidelity VIP Asset      Contrafund         Fidelity VIP    Fidelity VIP High
                                                 Manager Portfolio - Portfolio - Initial Growth Portfolio - Income Portfolio -
                                                    Initial Class           Class          Initial Class      Initial Class
                                                 ------------------- ------------------- ------------------ ------------------
For the Period Ended September 30, 2005

OPERATIONS:
   Net investment income (loss)                     $     28,843        $     (8,877)       $     (6,570)       $   42,510
   Net realized gain (loss) on investments               (31,451)             33,220            (251,634)          (34,783)
   Capital gain distributions from mutual funds              493                 461                   -                 -
   Net change in unrealized appreciation
     (depreciation) of investments                        15,220             308,103             326,770            (2,770)
                                                    ------------        ------------        ------------        ----------
Increase (decrease) in net assets resulting from
  operations                                              13,105             332,907              68,566             4,957
                                                    ------------        ------------        ------------        ----------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to) other
     Sub-accounts or fixed rate option                   115,345             650,848             281,083            53,348
   Administrative charges                                      -                (689)                  -                 -
   Cost of insurance                                     (96,038)           (126,617)           (256,221)          (37,736)
   Policy loans                                           29,768              (9,325)            (34,154)           (5,438)
   Death benefits                                              -              (1,563)               (212)                -
   Withdrawals                                          (103,033)            (75,299)           (356,696)          (29,116)
                                                    ------------        ------------        ------------        ----------
Increase (decrease) in net assets resulting from
  principal transactions                                 (53,958)            437,355            (366,200)          (18,942)
                                                    ------------        ------------        ------------        ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  (40,853)            770,262            (297,634)          (13,985)

NET ASSETS:
   Beginning of year                                   1,480,392           2,425,408           4,182,659           639,378
                                                    ------------        ------------        ------------        ----------
   End of year                                      $  1,439,539        $  3,195,670        $  3,885,025        $  625,393
                                                    ============        ============        ============        ==========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                     $     28,246        $    (10,111)       $    (25,716)       $   43,144
   Net realized gain (loss) on investments               (40,133)              4,477            (185,769)          (18,963)
   Capital gain distributions from mutual funds                -                   -                   -                 -
   Net change in unrealized appreciation
     (depreciation) of investments                        77,026             304,499             304,184            27,113
                                                    ------------        ------------        ------------        ----------
Increase (decrease) in net assets resulting from
  operations                                              65,139             298,865              92,699            51,294
                                                    ------------        ------------        ------------        ----------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to) other
     Sub-accounts or fixed rate option                   236,577             543,380             624,739            79,930
   Administrative charges                                      -                (789)                  -                 -
   Cost of insurance                                    (129,540)           (151,840)           (367,057)          (53,573)
   Policy loans                                         (115,962)            (15,179)           (106,614)           (4,573)
   Death benefits                                        (16,963)             (9,813)             (8,237)              (32)
   Withdrawals                                           (80,198)            (77,562)           (170,424)          (14,733)
                                                    ------------        ------------        ------------        ----------
Increase (decrease) in net assets resulting from
  principal transactions                                (106,086)            288,197             (27,593)            7,019
                                                    ------------        ------------        ------------        ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  (40,947)            587,062              65,106            58,313

NET ASSETS:
   Beginning of year                                   1,521,339           1,838,346           4,117,553           581,065
                                                    ------------        ------------        ------------        ----------
   End of year                                      $  1,480,392        $  2,425,408        $  4,182,659        $  639,378
                                                    ============        ============        ============        ==========

                            See accompanying notes.

                                  VA II - 11

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
(Unaudited)

                                                                                  Sub-accounts
                                                 ------------------------------------------------------------------------------
                                                                       Fidelity VIP
                                                                        Investment
                                                 Fidelity VIP Index     Grade Bond      Fidelity VIP Money     Fidelity VIP
                                                  500 Portfolio -   Portfolio - Initial Market Portfolio - Overseas Portfolio -
                                                   Initial Class           Class          Initial Class       Initial Class
                                                 ------------------ ------------------- ------------------ --------------------
For the Period Ended September 30, 2005

OPERATIONS:
   Net investment income (loss)                      $    6,770        $     31,257        $     36,633         $     (514)
   Net realized gain (loss) on investments                7,877               3,589                   -            (23,314)
   Capital gain distributions from mutual funds               -              23,008                   -              2,863
   Net change in unrealized appreciation
     (depreciation) of investments                       (3,948)            (47,250)                  -             80,408
                                                     ----------        ------------        ------------         ----------
Increase (decrease) in net assets resulting from
  operations                                             10,699              10,604              36,633             59,443
                                                     ----------        ------------        ------------         ----------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to) other
     Sub-accounts or fixed rate option                  (17,500)            111,132             352,523            139,599
   Administrative charges                                  (218)                  -                   -                  -
   Cost of insurance                                     (7,741)            (64,885)           (256,368)           (30,264)
   Policy loans                                               -              (2,282)            (16,982)            14,446
   Death benefits                                             -                   -                   -                  -
   Withdrawals                                                -             (41,351)           (382,284)            (7,826)
                                                     ----------        ------------        ------------         ----------
Increase (decrease) in net assets resulting from
  principal transactions                                (25,459)              2,614            (303,111)           115,955
                                                     ----------        ------------        ------------         ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 (14,760)             13,218            (266,478)           175,398

NET ASSETS:
   Beginning of year                                    530,116           1,051,902           2,700,979            539,482
                                                     ----------        ------------        ------------         ----------
   End of year                                       $  515,356        $  1,065,120        $  2,434,501         $  714,880
                                                     ==========        ============        ============         ==========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                      $      140        $     34,812        $     10,320         $    1,314
   Net realized gain (loss) on investments                5,927              14,453                   -            (30,723)
   Capital gain distributions from mutual funds               -              31,681                   -                  -
   Net change in unrealized appreciation
     (depreciation) of investments                       38,803             (42,646)                  -             88,340
                                                     ----------        ------------        ------------         ----------
Increase (decrease) in net assets resulting from
  operations                                             44,870              38,300              10,320             58,931
                                                     ----------        ------------        ------------         ----------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to) other
     Sub-accounts or fixed rate option                  349,641             128,387             446,494             73,191
   Administrative charges                                  (244)                  -                   -                  -
   Cost of insurance                                     (4,752)            (89,510)           (337,461)           (36,028)
   Policy loans                                               -             (34,847)           (109,200)           (50,025)
   Death benefits                                             -                   -                   -                  -
   Withdrawals                                                -             (78,977)           (140,788)           (30,527)
                                                     ----------        ------------        ------------         ----------
Increase (decrease) in net assets resulting from
  principal transactions                                344,645             (74,947)           (140,955)           (43,389)
                                                     ----------        ------------        ------------         ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 389,515             (36,647)           (130,635)            15,542

NET ASSETS:
   Beginning of year                                    140,601           1,088,549           2,831,614            523,940
                                                     ----------        ------------        ------------         ----------
   End of year                                       $  530,116        $  1,051,902        $  2,700,979         $  539,482
                                                     ==========        ============        ============         ==========

                            See accompanying notes.

                                  VA II - 12

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
(Unaudited)

                                                                           Sub-accounts
                                                 -----------------------------------------------------------------
                                                     Franklin          Franklin
                                                    Templeton -      Templeton -
                                                 Templeton Foreign Templeton Global                JPMorgan U.S.
                                                 Securities Fund - Asset Allocation JPMorgan Bond  Large Cap Core
                                                      Class 2       Fund - Class 1    Portfolio   Equity Portfolio
                                                 ----------------- ---------------- ------------- ----------------
For the Period Ended September 30, 2005

OPERATIONS:
   Net investment income (loss)                     $    1,301        $    9,517     $    3,192      $     475
   Net realized gain (loss) on investments                 (45)           19,028           (683)           117
   Capital gain distributions from mutual funds              -                 -          1,959              -
   Net change in unrealized appreciation
     (depreciation) of investments                       6,939           (22,545)        (2,602)          (202)
                                                    ----------        ----------     ----------      ---------
Increase (decrease) in net assets resulting from
  operations                                             8,195             6,000          1,866            390
                                                    ----------        ----------     ----------      ---------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to) other
     Sub-accounts or fixed rate option                 160,746           111,181         40,934         10,018
   Administrative charges                                   (7)                -              -              -
   Cost of insurance                                    (1,375)          (14,654)       (13,506)        (6,572)
   Policy loans                                              -                 -              -         (1,445)
   Death benefits                                            -                 -              -              -
   Withdrawals                                               -            (3,751)        (4,659)             2
                                                    ----------        ----------     ----------      ---------
Increase (decrease) in net assets resulting from
  principal transactions                               159,364            92,776         22,769          2,003
                                                    ----------        ----------     ----------      ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS                167,559            98,776         24,635          2,393

NET ASSETS:
   Beginning of year                                         -           215,348        112,100         69,650
                                                    ----------        ----------     ----------      ---------
   End of year                                      $  167,559        $  314,124     $  136,735      $  72,043
                                                    ==========        ==========     ==========      =========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                     $        -        $    3,270     $    3,846      $      12
   Net realized gain (loss) on investments                   -            19,941            366           (455)
   Capital gain distributions from mutual funds              -                 -          2,541              -
   Net change in unrealized appreciation
     (depreciation) of investments                           -             4,587         (2,998)         6,062
                                                    ----------        ----------     ----------      ---------
Increase (decrease) in net assets resulting from
  operations                                                 -            27,798          3,755          5,619
                                                    ----------        ----------     ----------      ---------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to) other
     Sub-accounts or fixed rate option                       -            42,907        (13,042)        13,682
   Administrative charges                                    -                 -              -              -
   Cost of insurance                                         -           (17,033)       (20,481)        (8,848)
   Policy loans                                              -                 8           (325)        (2,032)
   Death benefits                                            -                 -              -              -
   Withdrawals                                               -            (1,219)       (11,339)        (2,528)
                                                    ----------        ----------     ----------      ---------
Increase (decrease) in net assets resulting from
  principal transactions                                     -            24,663        (45,187)           274
                                                    ----------        ----------     ----------      ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS                      -            52,461        (41,432)         5,893

NET ASSETS:
   Beginning of year                                         -           162,887        153,532         63,757
                                                    ----------        ----------     ----------      ---------
   End of year                                      $        -        $  215,348     $  112,100      $  69,650
                                                    ==========        ==========     ==========      =========

                            See accompanying notes.

                                  VA II - 13

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
(Unaudited)

                                                                                 Sub-accounts
                                                 ----------------------------------------------------------------------------
                                                                      Neuberger
                                                                      Berman AMT         Neuberger
                                                   Mercury Basic   Limited Maturity      Berman AMT       Oppenheimer Global
                                                 Value V.I. Fund - Bond Portfolio - Partners Portfolio - Securities Fund/VA -
                                                      Class I          Class I            Class I         Non-Service Shares
                                                 ----------------- ---------------- -------------------- --------------------
For the Period Ended September 30, 2005

OPERATIONS:
   Net investment income (loss)                     $     (432)       $     (490)        $   (2,466)          $    2,181
   Net realized gain (loss) on investments                 (35)           (1,568)            73,461               19,087
   Capital gain distributions from mutual funds            646                 -                  -                    -
   Net change in unrealized appreciation
     (depreciation) of investments                         153             2,097             (7,770)              21,191
                                                    ----------        ----------         ----------           ----------
Increase (decrease) in net assets resulting from
  operations                                               332                39             63,225               42,459
                                                    ----------        ----------         ----------           ----------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to) other
     Sub-accounts or fixed rate option                 125,024            93,236             31,768               91,758
   Administrative charges                                   (6)                -                  -                    -
   Cost of insurance                                    (1,070)           (5,672)          (127,601)             (34,177)
   Policy loans                                              -             5,798             (8,212)              (4,642)
   Death benefits                                            -                 -                  -                    -
   Withdrawals                                               -              (445)                (5)             (16,615)
                                                    ----------        ----------         ----------           ----------
Increase (decrease) in net assets resulting from
  principal transactions                               123,948            92,917           (104,050)              36,324
                                                    ----------        ----------         ----------           ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                124,280            92,956            (40,825)              78,783

NET ASSETS:
   Beginning of year                                         -            51,059            472,365              478,659
                                                    ----------        ----------         ----------           ----------
   End of year                                      $  124,280        $  144,015         $  431,540           $  557,442
                                                    ==========        ==========         ==========           ==========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                     $        -        $    1,522         $   (3,556)          $    1,610
   Net realized gain (loss) on investments                   -               (67)            14,053                5,303
   Capital gain distributions from mutual funds              -                 -                  -                    -
   Net change in unrealized appreciation
     (depreciation) of investments                           -            (1,469)            68,185               65,071
                                                    ----------        ----------         ----------           ----------
Increase (decrease) in net assets resulting from
  operations                                                 -               (14)            78,682               71,984
                                                    ----------        ----------         ----------           ----------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to) other
     Sub-accounts or fixed rate option                       -            13,540             16,344              118,758
   Administrative charges                                    -                 -                  -                    -
   Cost of insurance                                         -            (6,012)          (130,448)             (44,811)
   Policy loans                                              -              (129)               199               (5,793)
   Death benefits                                            -                 -                  -                    -
   Withdrawals                                               -            (1,173)           (11,150)             (12,591)
                                                    ----------        ----------         ----------           ----------
Increase (decrease) in net assets resulting from
  principal transactions                                     -             6,226           (125,055)              55,563
                                                    ----------        ----------         ----------           ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                      -             6,212            (46,373)             127,547

NET ASSETS:
   Beginning of year                                         -            44,847            518,738              351,112
                                                    ----------        ----------         ----------           ----------
   End of year                                      $        -        $   51,059         $  472,365           $  478,659
                                                    ==========        ==========         ==========           ==========

                            See accompanying notes.

                                  VA II - 14

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
(Unaudited)

                                                                               Sub-accounts
                                                 ------------------------------------------------------------------------
                                                  Oppenheimer     PIMCO VIT Real    PIMCO VIT Total
                                                  Main Street   Return Portfolio - Return Portfolio -    SunAmerica -
                                                 Fund/VA - Non-   Administrative     Administrative    Aggressive Growth
                                                 Service Shares       Class              Class        Portfolio - Class 1
                                                 -------------- ------------------ ------------------ -------------------
For the Period Ended September 30, 2005

OPERATIONS:
   Net investment income (loss)                    $    4,656       $    2,877         $    2,002        $    (11,437)
   Net realized gain (loss) on investments              6,783              (55)                22             (73,072)
   Capital gain distributions from mutual funds             -                -                  -                   -
   Net change in unrealized appreciation
     (depreciation) of investments                      6,260            1,455                882             236,227
                                                   ----------       ----------         ----------        ------------
Increase (decrease) in net assets resulting from
  operations                                           17,699            4,277              2,906             151,718
                                                   ----------       ----------         ----------        ------------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to) other
     Sub-accounts or fixed rate option                 57,661           (2,448)           125,023             318,301
   Administrative charges                                   -              (21)                (6)                  -
   Cost of insurance                                  (48,054)          (3,188)            (1,112)           (205,245)
   Policy loans                                        (4,178)               -                  -             (30,624)
   Death benefits                                           -                -                  -                   -
   Withdrawals                                        (15,348)               -                  -             (98,448)
                                                   ----------       ----------         ----------        ------------
Increase (decrease) in net assets resulting from
  principal transactions                               (9,919)          (5,657)           123,905             (16,016)
                                                   ----------       ----------         ----------        ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 7,780           (1,380)           126,811             135,702

NET ASSETS:
   Beginning of year                                  592,065          209,172                  -           1,966,322
                                                   ----------       ----------         ----------        ------------
   End of year                                     $  599,845       $  207,792         $  126,811        $  2,102,024
                                                   ==========       ==========         ==========        ============
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                    $      288       $      477         $        -        $    (12,850)
   Net realized gain (loss) on investments              4,346               12                  -            (105,024)
   Capital gain distributions from mutual funds             -            6,419                  -                   -
   Net change in unrealized appreciation
     (depreciation) of investments                     42,976             (917)                 -             381,671
                                                   ----------       ----------         ----------        ------------
Increase (decrease) in net assets resulting from
  operations                                           47,610            5,991                  -             263,797
                                                   ----------       ----------         ----------        ------------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to) other
     Sub-accounts or fixed rate option                114,164          204,577                  -             457,675
   Administrative charges                                   -               (9)                 -                   -
   Cost of insurance                                  (61,426)          (1,387)                 -            (286,655)
   Policy loans                                        (4,617)               -                  -               3,351
   Death benefits                                        (719)               -                  -                 (32)
   Withdrawals                                        (24,823)               -                  -             (89,584)
                                                   ----------       ----------         ----------        ------------
Increase (decrease) in net assets resulting from
  principal transactions                               22,579          203,181                  -              84,755
                                                   ----------       ----------         ----------        ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                70,189          209,172                  -             348,552

NET ASSETS:
   Beginning of year                                  521,876                -                  -           1,617,770
                                                   ----------       ----------         ----------        ------------
   End of year                                     $  592,065       $  209,172         $        -        $  1,966,322
                                                   ==========       ==========         ==========        ============

                            See accompanying notes.

                                  VA II - 15

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
(Unaudited)

                                                                             Sub-accounts
                                                 ---------------------------------------------------------------------
                                                     SunAmerica -
                                                      SunAmerica        SunAmerica       SunAmerica    SunAmerica Cash
                                                 Balanced Portfolio - Alliance Growth    Blue Chip       Management
                                                       Class 1           Portfolio    Growth Portfolio    Portfolio
                                                 -------------------- --------------- ---------------- ---------------
For the Period Ended September 30, 2005

OPERATIONS:
   Net investment income (loss)                      $     (8,495)     $    (19,166)     $     (610)    $    (16,091)
   Net realized gain (loss) on investments                (13,576)         (107,735)         (1,144)         (18,332)
   Capital gain distributions from mutual funds                 -                 -               -                -
   Net change in unrealized appreciation
     (depreciation) of investments                         29,022           427,840           1,741           72,200
                                                     ------------      ------------      ----------     ------------
Increase (decrease) in net assets resulting from
  operations                                                6,951           300,939             (13)          37,777
                                                     ------------      ------------      ----------     ------------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to) other
     Sub-accounts or fixed rate option                    315,160           542,935          12,563          847,012
   Administrative charges                                       -                 -               -                -
   Cost of insurance                                     (111,726)         (331,196)         (9,488)        (245,994)
   Policy loans                                              (825)          (17,054)           (807)            (567)
   Death benefits                                               -                 -               -                -
   Withdrawals                                            (22,369)         (136,532)         (1,553)        (132,711)
                                                     ------------      ------------      ----------     ------------
Increase (decrease) in net assets resulting from
  principal transactions                                  180,240            58,153             715          467,740
                                                     ------------      ------------      ----------     ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                   187,191           359,092             702          505,517

NET ASSETS:
   Beginning of year                                    1,376,690         3,384,080         107,454        2,697,266
                                                     ------------      ------------      ----------     ------------
   End of year                                       $  1,563,881      $  3,743,172      $  108,156     $  3,202,783
                                                     ============      ============      ==========     ============
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                      $     10,831      $    (13,738)     $     (521)    $       (128)
   Net realized gain (loss) on investments                (25,702)         (257,092)         (1,292)         (44,931)
   Capital gain distributions from mutual funds                 -                 -               -                -
   Net change in unrealized appreciation
     (depreciation) of investments                         92,857           493,722           5,815           46,434
                                                     ------------      ------------      ----------     ------------
Increase (decrease) in net assets resulting from
  operations                                               77,986           222,892           4,002            1,375
                                                     ------------      ------------      ----------     ------------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to) other
     Sub-accounts or fixed rate option                    323,461           660,008          36,852           (2,601)
   Administrative charges                                       -                 -               -                -
   Cost of insurance                                     (155,345)         (501,809)        (11,882)        (439,652)
   Policy loans                                              (158)          (15,249)             (1)         (10,003)
   Death benefits                                               -               (31)              -                -
   Withdrawals                                            (53,517)         (154,771)           (770)        (188,456)
                                                     ------------      ------------      ----------     ------------
Increase (decrease) in net assets resulting from
  principal transactions                                  114,441           (11,852)         24,199         (640,712)
                                                     ------------      ------------      ----------     ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                   192,427           211,040          28,201         (639,337)

NET ASSETS:
   Beginning of year                                    1,184,263         3,173,040          79,253        3,336,603
                                                     ------------      ------------      ----------     ------------
   End of year                                       $  1,376,690      $  3,384,080      $  107,454     $  2,697,266
                                                     ============      ============      ==========     ============

                            See accompanying notes.

                                  VA II - 16

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
(Unaudited)

                                                                           Sub-accounts
                                                 -----------------------------------------------------------------
                                                   SunAmerica   SunAmerica Davis    SunAmerica       SunAmerica
                                                 Corporate Bond  Venture Value    "Dogs" of Wall  Emerging Markets
                                                   Portfolio       Portfolio     Street Portfolio    Portfolio
                                                 -------------- ---------------- ---------------- ----------------
For the Period Ended September 30, 2005

OPERATIONS:
   Net investment income (loss)                    $   (2,234)    $    (17,415)     $   (2,516)     $     (4,980)
   Net realized gain (loss) on investments             11,482           28,009           2,658            58,733
   Capital gain distributions from mutual funds             -                -               -                 -
   Net change in unrealized appreciation
     (depreciation) of investments                     (6,491)         171,505         (23,720)          167,741
                                                   ----------     ------------      ----------      ------------
Increase (decrease) in net assets resulting from
  operations                                            2,757          182,099         (23,578)          221,494
                                                   ----------     ------------      ----------      ------------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to) other
     Sub-accounts or fixed rate option                (58,627)         301,166          86,973            50,964
   Administrative charges                                   -                -               -                 -
   Cost of insurance                                  (33,216)        (219,616)        (22,741)          (73,753)
   Policy loans                                           (59)         110,762             146            (6,986)
   Death benefits                                           -                -               -                 -
   Withdrawals                                         (2,012)         (53,098)              -           (24,690)
                                                   ----------     ------------      ----------      ------------
Increase (decrease) in net assets resulting from
  principal transactions                              (93,914)         139,214          64,378           (54,465)
                                                   ----------     ------------      ----------      ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS               (91,157)         321,313          40,800           167,029

NET ASSETS:
   Beginning of year                                  459,531        2,941,081         403,134           849,391
                                                   ----------     ------------      ----------      ------------
   End of year                                     $  368,374     $  3,262,394      $  443,934      $  1,016,420
                                                   ==========     ============      ==========      ============
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                    $   18,354     $      3,452      $    6,377      $      2,664
   Net realized gain (loss) on investments              1,573           (6,771)          3,337            42,093
   Capital gain distributions from mutual funds             -                -               -                 -
   Net change in unrealized appreciation
     (depreciation) of investments                      4,645          338,294          19,005           114,701
                                                   ----------     ------------      ----------      ------------
Increase (decrease) in net assets resulting from
  operations                                           24,572          334,975          28,719           159,458
                                                   ----------     ------------      ----------      ------------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to) other
     Sub-accounts or fixed rate option                 93,610          584,793         191,557           118,953
   Administrative charges                                   -                -               -                 -
   Cost of insurance                                  (46,614)        (309,161)        (32,171)         (106,982)
   Policy loans                                          (119)         (23,381)           (419)             (139)
   Death benefits                                           -                -               -                 -
   Withdrawals                                         (2,070)        (214,075)         (3,821)          (56,909)
                                                   ----------     ------------      ----------      ------------
Increase (decrease) in net assets resulting from
  principal transactions                               44,807           38,176         155,146           (45,077)
                                                   ----------     ------------      ----------      ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                69,379          373,151         183,865           114,381

NET ASSETS:
   Beginning of year                                  390,152        2,567,930         219,269           735,010
                                                   ----------     ------------      ----------      ------------
   End of year                                     $  459,531     $  2,941,081      $  403,134      $    849,391
                                                   ==========     ============      ==========      ============

                            See accompanying notes.

                                  VA II - 17

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
(Unaudited)

                                                                          Sub-accounts
                                                 ---------------------------------------------------------------
                                                    SunAmerica
                                                    Federated     SunAmerica    SunAmerica        SunAmerica
                                                 American Leaders Global Bond Global Equities   Goldman Sachs
                                                    Portfolio      Portfolio     Portfolio    Research Portfolio
                                                 ---------------- ----------- --------------- ------------------
For the Period Ended September 30, 2005

OPERATIONS:
   Net investment income (loss)                     $   (2,012)   $   (3,332)   $   (3,133)       $    (145)
   Net realized gain (loss) on investments               1,815        11,883       (27,654)             658
   Capital gain distributions from mutual funds              -             -             -                -
   Net change in unrealized appreciation
     (depreciation) of investments                       6,724        11,391        78,520             (312)
                                                    ----------    ----------    ----------        ---------
Increase (decrease) in net assets resulting from
  operations                                             6,527        19,942        47,733              201
                                                    ----------    ----------    ----------        ---------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to) other
     Sub-accounts or fixed rate option                  47,257        67,016          (653)           7,175
   Administrative charges                                    -             -             -                -
   Cost of insurance                                   (31,714)     (113,534)      (46,190)          (3,196)
   Policy loans                                           (128)          (30)         (134)               -
   Death benefits                                            -             -             -                -
   Withdrawals                                          (3,622)       (1,176)       (9,001)               -
                                                    ----------    ----------    ----------        ---------
Increase (decrease) in net assets resulting from
  principal transactions                                11,793       (47,724)      (55,978)           3,979
                                                    ----------    ----------    ----------        ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 18,320       (27,782)       (8,245)           4,180

NET ASSETS:
   Beginning of year                                   354,376       607,337       575,380           22,902
                                                    ----------    ----------    ----------        ---------
   End of year                                      $  372,696    $  579,555    $  567,135        $  27,082
                                                    ==========    ==========    ==========        =========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                     $    2,485    $   (4,572)   $   (2,275)       $    (158)
   Net realized gain (loss) on investments                (971)       10,914       (42,743)             462
   Capital gain distributions from mutual funds              -         7,202             -                -
   Net change in unrealized appreciation
     (depreciation) of investments                      29,044         5,745       100,413            2,172
                                                    ----------    ----------    ----------        ---------
Increase (decrease) in net assets resulting from
  operations                                            30,558        19,289        55,395            2,476
                                                    ----------    ----------    ----------        ---------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to) other
     Sub-accounts or fixed rate option                  56,939       165,307       121,101            3,608
   Administrative charges                                    -             -             -                -
   Cost of insurance                                   (45,939)     (135,956)      (74,691)          (3,937)
   Policy loans                                           (392)       (3,367)        6,522                -
   Death benefits                                            -          (932)            -                -
   Withdrawals                                         (25,231)      (22,756)      (41,477)               -
                                                    ----------    ----------    ----------        ---------
Increase (decrease) in net assets resulting from
  principal transactions                               (14,623)        2,296        11,455             (329)
                                                    ----------    ----------    ----------        ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 15,935        21,585        66,850            2,147

NET ASSETS:
   Beginning of year                                   338,441       585,752       508,530           20,755
                                                    ----------    ----------    ----------        ---------
   End of year                                      $  354,376    $  607,337    $  575,380        $  22,902
                                                    ==========    ==========    ==========        =========

                            See accompanying notes.

                                  VA II - 18

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
(Unaudited)

                                                                          Sub-accounts
                                                 ---------------------------------------------------------------
                                                  SunAmerica                                      SunAmerica
                                                    Growth      SunAmerica   SunAmerica High-   International
                                                 Opportunities Growth-Income    Yield Bond       Diversified
                                                   Portfolio     Portfolio      Portfolio     Equities Portfolio
                                                 ------------- ------------- ---------------- ------------------
For the Period Ended September 30, 2005

OPERATIONS:
   Net investment income (loss)                   $     (577)  $    (13,824)    $   (1,140)       $   (3,481)
   Net realized gain (loss) on investments             7,041        (43,489)         9,295             2,815
   Capital gain distributions from mutual funds            -              -              -                 -
   Net change in unrealized appreciation
     (depreciation) of investments                    (1,973)       116,729          4,519            48,200
                                                  ----------   ------------     ----------        ----------
Increase (decrease) in net assets resulting from
  operations                                           4,491         59,416         12,674            47,534
                                                  ----------   ------------     ----------        ----------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to) other
     Sub-accounts or fixed rate option                (4,019)       381,230         44,808           118,026
   Administrative charges                                  -              -              -                 -
   Cost of insurance                                  (8,565)      (213,716)       (19,581)          (49,417)
   Policy loans                                         (269)       (26,517)        (1,112)           (2,171)
   Death benefits                                          -              -              -                 -
   Withdrawals                                          (182)      (177,439)        (9,751)          (23,672)
                                                  ----------   ------------     ----------        ----------
Increase (decrease) in net assets resulting from
  principal transactions                             (13,035)       (36,442)        14,364            42,766
                                                  ----------   ------------     ----------        ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS               (8,544)        22,974         27,038            90,300

NET ASSETS:
   Beginning of year                                 106,181      2,527,607        188,281           571,130
                                                  ----------   ------------     ----------        ----------
   End of year                                    $   97,637   $  2,550,581     $  215,319        $  661,430
                                                  ==========   ============     ==========        ==========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                   $     (694)  $     (1,031)    $   14,785        $    8,602
   Net realized gain (loss) on investments            (2,558)      (123,299)         2,423           (55,994)
   Capital gain distributions from mutual funds            -              -              -                 -
   Net change in unrealized appreciation
     (depreciation) of investments                     8,500        372,183         10,291           133,661
                                                  ----------   ------------     ----------        ----------
Increase (decrease) in net assets resulting from
  operations                                           5,248        247,853         27,499            86,269
                                                  ----------   ------------     ----------        ----------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to) other
     Sub-accounts or fixed rate option                20,149        461,589         34,130           111,291
   Administrative charges                                  -              -              -                 -
   Cost of insurance                                 (14,658)      (314,733)       (26,760)          (77,032)
   Policy loans                                           (1)       (33,332)        (4,098)             (384)
   Death benefits                                          -              -              -                 -
   Withdrawals                                          (573)      (201,527)       (10,066)          (12,326)
                                                  ----------   ------------     ----------        ----------
Increase (decrease) in net assets resulting from
  principal transactions                               4,917        (88,003)        (6,794)           21,549
                                                  ----------   ------------     ----------        ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS               10,165        159,850         20,705           107,818

NET ASSETS:
   Beginning of year                                  96,016      2,367,757        167,576           463,312
                                                  ----------   ------------     ----------        ----------
   End of year                                    $  106,181   $  2,527,607     $  188,281        $  571,130
                                                  ==========   ============     ==========        ==========

                            See accompanying notes.

                                  VA II - 19

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
(Unaudited)

                                                                            Sub-accounts
                                                 ------------------------------------------------------------------
                                                      SunAmerica                     SunAmerica MFS
                                                 International Growth   SunAmerica    Massachusetts  SunAmerica MFS
                                                      and Income      Marsico Growth Investors Trust Mid-Cap Growth
                                                      Portfolio         Portfolio       Portfolio      Portfolio
                                                 -------------------- -------------- --------------- --------------
For the Period Ended September 30, 2005

OPERATIONS:
   Net investment income (loss)                      $     (5,468)      $   (2,961)    $   (3,342)    $    (13,621)
   Net realized gain (loss) on investments                  2,455           16,124         (2,504)        (162,138)
   Capital gain distributions from mutual funds                 -                -              -                -
   Net change in unrealized appreciation
     (depreciation) of investments                         86,978           15,773         29,302          170,994
                                                     ------------       ----------     ----------     ------------
Increase (decrease) in net assets resulting from
  operations                                               83,965           28,936         23,456           (4,765)
                                                     ------------       ----------     ----------     ------------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to) other
     Sub-accounts or fixed rate option                    137,740          120,635         85,503          336,325
   Administrative charges                                       -                -              -                -
   Cost of insurance                                      (70,487)         (50,544)       (48,328)        (232,566)
   Policy loans                                            (2,785)             224        (10,729)         (29,920)
   Death benefits                                               -              (33)             -              (34)
   Withdrawals                                            (14,788)          (8,569)        (4,887)        (111,660)
                                                     ------------       ----------     ----------     ------------
Increase (decrease) in net assets resulting from
  principal transactions                                   49,680           61,713         21,559          (37,855)
                                                     ------------       ----------     ----------     ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                   133,645           90,649         45,015          (42,620)

NET ASSETS:
   Beginning of year                                      951,467          513,561        584,621        2,574,807
                                                     ------------       ----------     ----------     ------------
   End of year                                       $  1,085,112       $  604,210     $  629,636     $  2,532,187
                                                     ============       ==========     ==========     ============
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                      $      3,629       $   (3,493)    $      367     $    (17,097)
   Net realized gain (loss) on investments                (16,447)          14,838        (26,605)        (125,613)
   Capital gain distributions from mutual funds                 -                -              -                -
   Net change in unrealized appreciation
     (depreciation) of investments                        153,195           35,797         84,182          433,014
                                                     ------------       ----------     ----------     ------------
Increase (decrease) in net assets resulting from
  operations                                              140,377           47,142         57,944          290,304
                                                     ------------       ----------     ----------     ------------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to) other
     Sub-accounts or fixed rate option                    379,671           83,461         22,672          637,173
   Administrative charges                                       -                -              -                -
   Cost of insurance                                      (90,422)         (69,200)       (66,544)        (336,950)
   Policy loans                                            (3,754)          (5,000)         2,181           (2,086)
   Death benefits                                               -             (769)             -              (32)
   Withdrawals                                           (160,272)         (36,749)       (23,706)         (62,349)
                                                     ------------       ----------     ----------     ------------
Increase (decrease) in net assets resulting from
  principal transactions                                  125,223          (28,257)       (65,397)         235,756
                                                     ------------       ----------     ----------     ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                   265,600           18,885         (7,453)         526,060

NET ASSETS:
   Beginning of year                                      685,867          494,676        592,074        2,048,747
                                                     ------------       ----------     ----------     ------------
   End of year                                       $    951,467       $  513,561     $  584,621     $  2,574,807
                                                     ============       ==========     ==========     ============

                            See accompanying notes.

                                  VA II - 20

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
(Unaudited)

                                                                         Sub-accounts
                                                 -------------------------------------------------------------
                                                 SunAmerica MFS    SunAmerica                      SunAmerica
                                                  Total Return   Putnam Growth:   SunAmerica Real  Technology
                                                   Portfolio    Voyager Portfolio Estate Portfolio Portfolio
                                                 -------------- ----------------- ---------------- ----------
For the Period Ended September 30, 2005

OPERATIONS:
   Net investment income (loss)                   $     (6,519)   $     (5,637)      $   (4,891)   $     (664)
   Net realized gain (loss) on investments              11,867         (38,061)          97,919        (1,644)
   Capital gain distributions from mutual funds              -               -                -             -
   Net change in unrealized appreciation
     (depreciation) of investments                      14,062          65,959          (15,898)        2,784
                                                  ------------    ------------       ----------    ----------
Increase (decrease) in net assets resulting from
  operations                                            19,410          22,261           77,130           476
                                                  ------------    ------------       ----------    ----------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to) other
     Sub-accounts or fixed rate option                 241,620         138,314          (53,862)       (1,384)
   Administrative charges                                    -               -                -             -
   Cost of insurance                                  (103,156)        (80,691)         (50,359)      (10,099)
   Policy loans                                           (969)        (13,293)          (2,038)         (751)
   Death benefits                                            -               -                -             -
   Withdrawals                                         (36,044)        (21,085)          (2,361)            -
                                                  ------------    ------------       ----------    ----------
Increase (decrease) in net assets resulting from
  principal transactions                               101,451          23,245         (108,620)      (12,234)
                                                  ------------    ------------       ----------    ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                120,861          45,506          (31,490)      (11,758)

NET ASSETS:
   Beginning of year                                 1,116,698         994,236          907,836       128,826
                                                  ------------    ------------       ----------    ----------
   End of year                                    $  1,237,559    $  1,039,742       $  876,346    $  117,068
                                                  ============    ============       ==========    ==========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                   $     (5,563)   $     (5,970)      $   15,924    $   (1,006)
   Net realized gain (loss) on investments               9,634         (97,848)          29,281         2,781
   Capital gain distributions from mutual funds              -               -                -             -
   Net change in unrealized appreciation
     (depreciation) of investments                      96,460         142,348          186,783        (5,651)
                                                  ------------    ------------       ----------    ----------
Increase (decrease) in net assets resulting from
  operations                                           100,531          38,530          231,988        (3,876)
                                                  ------------    ------------       ----------    ----------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to) other
     Sub-accounts or fixed rate option                 325,538         130,844          242,359        29,101
   Administrative charges                                    -               -                -             -
   Cost of insurance                                  (138,433)       (130,103)         (67,953)      (19,901)
   Policy loans                                           (962)           (869)          (6,250)           (1)
   Death benefits                                            -               -                -             -
   Withdrawals                                        (107,373)        (46,982)          (2,954)          657
                                                  ------------    ------------       ----------    ----------
Increase (decrease) in net assets resulting from
  principal transactions                                78,770         (47,110)         165,202         9,856
                                                  ------------    ------------       ----------    ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                179,301          (8,580)         397,190         5,980

NET ASSETS:
   Beginning of year                                   937,397       1,002,816          510,646       122,846
                                                  ------------    ------------       ----------    ----------
   End of year                                    $  1,116,698    $    994,236       $  907,836    $  128,826
                                                  ============    ============       ==========    ==========

                            See accompanying notes.

                                  VA II - 21

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
(Unaudited)

                                                                               Sub-accounts
                                                 ------------------------------------------------------------------------
                                                   SunAmerica       SunAmerica       UIF Core Plus
                                                 Telecom Utility  Worldwide High     Fixed Income      UIF Money Market
                                                    Portfolio    Income Portfolio Portfolio - Class I Portfolio - Class I
                                                 --------------- ---------------- ------------------- -------------------
For the Period Ended September 30, 2005

OPERATIONS:
   Net investment income (loss)                    $     (730)      $     (557)       $    6,155          $    1,309
   Net realized gain (loss) on investments             (3,878)            (297)               83                   -
   Capital gain distributions from mutual funds             -                -             1,452                   -
   Net change in unrealized appreciation
     (depreciation) of investments                     16,842            6,162            (2,891)                  -
                                                   ----------       ----------        ----------          ----------
Increase (decrease) in net assets resulting from
  operations                                           12,234            5,308             4,799               1,309
                                                   ----------       ----------        ----------          ----------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to) other
     Sub-accounts or fixed rate option                 52,754           32,298            24,516              25,495
   Administrative charges                                   -                -              (185)               (193)
   Cost of insurance                                  (12,715)          (4,306)           (2,248)            (13,405)
   Policy loans                                        (4,044)               -                 -                   -
   Death benefits                                           -                -                 -                   -
   Withdrawals                                              -                -                 -                   -
                                                   ----------       ----------        ----------          ----------
Increase (decrease) in net assets resulting from
  principal transactions                               35,995           27,992            22,083              11,897
                                                   ----------       ----------        ----------          ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                48,229           33,300            26,882              13,206

NET ASSETS:
   Beginning of year                                  118,043           75,085           175,541             105,254
                                                   ----------       ----------        ----------          ----------
   End of year                                     $  166,272       $  108,385        $  202,423          $  118,460
                                                   ==========       ==========        ==========          ==========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                    $    4,684       $    3,943        $    5,480          $      486
   Net realized gain (loss) on investments             (4,688)          (1,324)            2,554                   -
   Capital gain distributions from mutual funds             -                -               398                   -
   Net change in unrealized appreciation
     (depreciation) of investments                     16,721            3,246            (1,474)                  -
                                                   ----------       ----------        ----------          ----------
Increase (decrease) in net assets resulting from
  operations                                           16,717            5,865             6,958                 486
                                                   ----------       ----------        ----------          ----------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to) other
     Sub-accounts or fixed rate option                 28,855           11,636           (48,665)            (66,534)
   Administrative charges                                   -                -              (281)               (192)
   Cost of insurance                                  (16,618)          (5,459)           (3,050)             (5,934)
   Policy loans                                         1,472                -                 -                   -
   Death benefits                                           -                -                 -                   -
   Withdrawals                                         (7,123)          (1,754)                -                   -
                                                   ----------       ----------        ----------          ----------
Increase (decrease) in net assets resulting from
  principal transactions                                6,586            4,423           (51,996)            (72,660)
                                                   ----------       ----------        ----------          ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                23,303           10,288           (45,038)            (72,174)

NET ASSETS:
   Beginning of year                                   94,740           64,797           220,579             177,428
                                                   ----------       ----------        ----------          ----------
   End of year                                     $  118,043       $   75,085        $  175,541          $  105,254
                                                   ==========       ==========        ==========          ==========

                            See accompanying notes.

                                  VA II - 22

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
(Unaudited)

                                                                              Sub-accounts
                                                 -----------------------------------------------------------------------
                                                 UIF U.S. Mid Cap  VALIC Company I - VALIC Company I - Van Eck Worldwide
                                                 Value Portfolio -   International    Small Cap Index  Emerging Markets
                                                      Class I        Equities Fund         Fund              Fund
                                                 ----------------- ----------------- ----------------- -----------------
For the Period Ended September 30, 2005

OPERATIONS:
   Net investment income (loss)                     $     (801)       $    1,107        $      937        $      166
   Net realized gain (loss) on investments               2,870               (38)            1,495            16,914
   Capital gain distributions from mutual funds          7,795                 -                 -                 -
   Net change in unrealized appreciation
     (depreciation) of investments                      36,490             7,011             8,158            48,806
                                                    ----------        ----------        ----------        ----------
Increase (decrease) in net assets resulting from
  operations                                            46,354             8,080            10,590            65,886
                                                    ----------        ----------        ----------        ----------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to) other
     Sub-accounts or fixed rate option                  70,100           120,194            (5,728)           90,887
   Administrative charges                                 (512)               (5)              (35)                -
   Cost of insurance                                    (6,160)           (1,081)           (6,839)          (16,431)
   Policy loans                                              -                 -                 -            (1,481)
   Death benefits                                            -                 -                 -                 -
   Withdrawals                                               -                 -                 -           (14,423)
                                                    ----------        ----------        ----------        ----------
Increase (decrease) in net assets resulting from
  principal transactions                                63,428           119,108           (12,602)           58,552
                                                    ----------        ----------        ----------        ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                109,782           127,188            (2,012)          124,438

NET ASSETS:
   Beginning of year                                   477,207                 -           415,340           262,592
                                                    ----------        ----------        ----------        ----------
   End of year                                      $  586,989        $  127,188        $  413,328        $  387,030
                                                    ==========        ==========        ==========        ==========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                     $   (2,339)       $        -        $      122        $     (841)
   Net realized gain (loss) on investments               2,580                 -               218            15,574
   Capital gain distributions from mutual funds              -                 -                 -                 -
   Net change in unrealized appreciation
     (depreciation) of investments                      52,306                 -            54,550            40,883
                                                    ----------        ----------        ----------        ----------
Increase (decrease) in net assets resulting from
  operations                                            52,547                 -            54,890            55,616
                                                    ----------        ----------        ----------        ----------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to) other
     Sub-accounts or fixed rate option                 142,354                 -           363,077            28,926
   Administrative charges                                 (580)                -               (18)                -
   Cost of insurance                                    (6,293)                -            (2,609)          (19,415)
   Policy loans                                              -                 -                 -            (3,301)
   Death benefits                                            -                 -                 -                 -
   Withdrawals                                               -                 -                 -           (26,302)
                                                    ----------        ----------        ----------        ----------
Increase (decrease) in net assets resulting from
  principal transactions                               135,481                 -           360,450           (20,092)
                                                    ----------        ----------        ----------        ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                188,028                 -           415,340            35,524

NET ASSETS:
   Beginning of year                                   289,179                 -                 -           227,068
                                                    ----------        ----------        ----------        ----------
   End of year                                      $  477,207        $        -        $  415,340        $  262,592
                                                    ==========        ==========        ==========        ==========

                            See accompanying notes.

                                  VA II - 23

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
(Unaudited)

                                                           Sub-accounts
                                                 --------------------------------
                                                    Van Eck       Vanguard VIF
                                                 Worldwide Hard Total Bond Market
                                                  Assets Fund    Index Portfolio
                                                 -------------- -----------------
For the Period Ended September 30, 2005

OPERATIONS:
   Net investment income (loss)                    $     (856)     $    3,776
   Net realized gain (loss) on investments             11,295             (39)
   Capital gain distributions from mutual funds             -             751
   Net change in unrealized appreciation
     (depreciation) of investments                     81,314          (1,887)
                                                   ----------      ----------
Increase (decrease) in net assets resulting from
  operations                                           91,753           2,601
                                                   ----------      ----------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to) other
     Sub-accounts or fixed rate option                 66,066         125,023
   Administrative charges                                   -              (6)
   Cost of insurance                                  (11,737)         (1,110)
   Policy loans                                          (281)              -
   Death benefits                                      (1,656)              -
   Withdrawals                                        (10,185)              -
                                                   ----------      ----------
Increase (decrease) in net assets resulting from
  principal transactions                               42,207         123,907
                                                   ----------      ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS               133,960         126,508

NET ASSETS:
   Beginning of year                                  171,863               -
                                                   ----------      ----------
   End of year                                     $  305,823      $  126,508
                                                   ==========      ==========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                    $     (620)     $        -
   Net realized gain (loss) on investments              2,332               -
   Capital gain distributions from mutual funds             -               -
   Net change in unrealized appreciation
     (depreciation) of investments                     22,799               -
                                                   ----------      ----------
Increase (decrease) in net assets resulting from
  operations                                           24,511               -
                                                   ----------      ----------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to) other
     Sub-accounts or fixed rate option                 71,220               -
   Administrative charges                                   -               -
   Cost of insurance                                   (6,598)              -
   Policy loans                                        (2,393)              -
   Death benefits                                           -               -
   Withdrawals                                           (782)              -
                                                   ----------      ----------
Increase (decrease) in net assets resulting from
  principal transactions                               61,447               -
                                                   ----------      ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                85,958               -

NET ASSETS:
   Beginning of year                                   85,905               -
                                                   ----------      ----------
   End of year                                     $  171,863      $        -
                                                   ==========      ==========

                            See accompanying notes.

                                  VA II - 24

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS
(Unaudited)

Note A - Organization

Variable Account II (the "Account") was established by AIG Life Insurance Company (the "Company") on June 5, 1986, to fund individual and group flexible premium variable universal life insurance policies issued by the Company. The Executive Advantage/SM/ policy is currently offered by the Account. Gallery Life, Gemstone Life, Polaris Life, Polaris Survivorship Life, and the Variable Universal Life Policy are no longer offered. The Company is an indirect, wholly-owned subsidiary of American International Group, Inc. The Account is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

The Account is divided into "Sub-accounts", which invest in independently managed mutual fund portfolios ("Funds"). The Funds available to policy owners through the various Sub-accounts are as follows:

AIM Variable Insurance Funds:                         Dreyfus Stock Index Fund, Inc. - Initial shares
   AIM V.I. Capital Appreciation Fund -
     Series I
   AIM V.I. International Growth Fund -               Dreyfus Variable Investment Fund ("Dreyfus
     Series I                                         VIF"):
                                                         Dreyfus VIF Small Company Stock
                                                           Portfolio - Initial shares
AllianceBernstein Variable Products
  Series Fund, Inc.:
   AllianceBernstein Americas Government              FAM Variable Series Funds, Inc.: (6)
     Income Portfolio - Class A (1)
   AllianceBernstein Global Bond Portfolio -             Mercury Basic Value V.I. Fund - Class I (7)
     Class A
   AllianceBernstein Global Dollar                       Mercury Fundamental Growth V.I. Fund -
     Government Portfolio - Class A                        Class I (1) (7)
   AllianceBernstein Global Technology                   Mercury Government Bond V.I. Fund -
     Portfolio - Class A (9)                               Class I (1) (7)
   AllianceBernstein Growth and Income                   Mercury Value Opportunities V.I. Fund -
     Portfolio - Class A                                   Class I (1) (4) (7)
   AllianceBernstein Growth Portfolio -
     Class A
   AllianceBernstein High Yield Portfolio -           Fidelity(R) Variable Insurance Products ("Fidelity
     Class A (1)                                      VIP"):
   AllianceBernstein International Portfolio -           Fidelity(R) VIP Asset ManagerSM Portfolio -
     Class A (1)                                           Initial Class
   AllianceBernstein Large Cap Growth                    Fidelity(R) VIP Balanced Portfolio - Initial
     Portfolio - Class A (8)                               Class (1)
   AllianceBernstein Money Market Portfolio -            Fidelity(R) VIP Contrafund(R) Portfolio - Initial
     Class A                                               Class
   AllianceBernstein Real Estate Investment              Fidelity(R) VIP Growth Portfolio - Initial
     Portfolio - Class A                                   Class
   AllianceBernstein Small Cap Growth                    Fidelity(R) VIP High Income Portfolio - Initial
     Portfolio - Class A (2)                               Class
   AllianceBernstein Total Return Portfolio -            Fidelity(R) VIP Index 500 Portfolio - Initial
     Class A                                               Class
   AllianceBernstein U.S. Government/High                Fidelity(R) VIP Investment Grade Bond
     Grade Securities Portfolio - Class A                  Portfolio - Initial Class
   AllianceBernstein Utility Income Portfolio -          Fidelity(R) VIP Money Market Portfolio -
     Class A                                               Initial Class
   AllianceBernstein Worldwide Privatization             Fidelity(R) VIP Overseas Portfolio - Initial
     Portfolio - Class A (1)                               Class

American Century Variable Portfolios, Inc.            Franklin Templeton Variable Insurance Products
 ("American Century"):                                  Trust ("Franklin Templeton"):
   American Century VP Capital Appreciation              Franklin Templeton - Templeton
     Fund - Class I                                        Developing Markets Securities Fund -
                                                           Class 2 (1)
   American Century VP Income & Growth                   Franklin Templeton - Templeton Foreign
     Fund - Class I                                        Securities Fund - Class 2
   American Century VP International Fund -              Franklin Templeton - Templeton Global
     Class I                                               Asset Allocation Fund - Class 1

Anchor Series Trust:
   Anchor Series Trust Asset Allocation                  Franklin Templeton - Templeton Growth
     Portfolio - Class 1                                   Securities Fund - Class 2 (1)
   Anchor Series Trust Capital
     Appreciation Portfolio - Class 1
   Anchor Series Trust Government and
     Quality Bond Portfolio - Class 1
   Anchor Series Trust Growth Portfolio -             Goldman Sachs Variable Insurance Trust:
     Class 1
   Anchor Series Trust Natural Resources                 Goldman Sachs CORE SM U.S. Equity
     Portfolio - Class 1                                   Fund (1)
                                                         Goldman Sachs International Equity Fund
                                                           (1)
Credit Suisse Trust ("Credit Suisse"):
   Credit Suisse Emerging Markets Portfolio           J.P. Morgan Series Trust II:
     (1)
   Credit Suisse Global Small Cap Portfolio              JPMorgan Bond Portfolio
     (1) (5)
   Credit Suisse International Focus Portfolio           JPMorgan Mid Cap Value Portfolio (1)
     (1)
   Credit Suisse Large Cap Value Portfolio (1)           JPMorgan Small Company Portfolio (1)
   Credit Suisse Mid-Cap Growth Portfolio                JPMorgan U.S. Large Cap Core Equity
     (1) (3)                                               Portfolio
   Credit Suisse Small Cap Growth
     Portfolio (1)

                                  VA II - 25

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED
(Unaudited)

Note A - Organization - Continued

 Neuberger Berman Advisers Management                  SunAmerica Series Trust ("SunAmerica") -
   Trust                                                 continued:
   ("Neuberger Berman AMT"):                              SunAmerica International Growth and
   Neuberger Berman AMT Limited Maturity                    Income Portfolio
     Bond Portfolio - Class I                             SunAmerica Marsico Growth Portfolio
   Neuberger Berman AMT Partners Portfolio                SunAmerica MFS Massachusetts Investors
     - Class I                                              Trust Portfolio
                                                          SunAmerica MFS Mid-Cap Growth
                                                            Portfolio
Oppenheimer Variable Account Funds:                       SunAmerica MFS Total Return Portfolio
   Oppenheimer Global Securities Fund/VA -                SunAmerica Putnam Growth: Voyager
     Non-Service Shares                                     Portfolio
   Oppenheimer Main Street Fund/VA -                      SunAmerica Real Estate Portfolio
     Non-Service Shares                                   SunAmerica Technology Portfolio
                                                          SunAmerica Telecom Utility Portfolio
PIMCO Variable Insurance Trust:                           SunAmerica Worldwide High Income
   PIMCO VIT High Yield Portfolio -                         Portfolio
     Administrative Class (1)
   PIMCO VIT Long-Term U.S. Government                 The Universal Institutional Funds, Inc. ("UIF"):
     Portfolio - Administrative Class (1)                 UIF Core Plus Fixed Income Portfolio -
   PIMCO VIT Real Return Portfolio -                        Class I
     Administrative Class                                 UIF Emerging Markets Equity Portfolio -
   PIMCO VIT Short-Term Portfolio -                         Class I (1)
     Administrative Class (1)                             UIF High Yield Portfolio - Class I (1)
   PIMCO VIT Total Return Portfolio -                     UIF Mid Cap Growth Portfolio - Class I (1)
     Administrative Class                                 UIF Money Market Portfolio - Class I
                                                          UIF Technology Portfolio - Class I (1)
SunAmerica Series Trust ("SunAmerica"):                   UIF U.S. Mid Cap Value Portfolio - Class I
   SunAmerica - Aggressive Growth
     Portfolio - Class 1                               VALIC Company I:
   SunAmerica - SunAmerica Balanced                       VALIC Company I - International Equities
     Portfolio - Class 1                                    Fund
   SunAmerica Alliance Growth Portfolio                   VALIC Company I - Mid Cap Index Fund
                                                            (1)
   SunAmerica Blue Chip Growth Portfolio                  VALIC Company I - Small Cap Index Fund

   SunAmerica Cash Management Portfolio                Van Eck Worldwide Insurance Trust ("Van
   SunAmerica Corporate Bond Portfolio                 Eck"):
   SunAmerica Davis Venture Value Portfolio               Van Eck Worldwide Emerging Markets
   SunAmerica "Dogs" of Wall Street Portfolio               Fund
   SunAmerica Emerging Markets Portfolio                  Van Eck Worldwide Hard Assets Fund
   SunAmerica Federated American Leaders
     Portfolio                                         Vanguard(R) Variable Insurance Fund
   SunAmerica Global Bond Portfolio                    ("Vanguard"):
   SunAmerica Global Equities Portfolio                   Vanguard(R) VIF Total Bond Market Index
   SunAmerica Goldman Sachs Research                        Portfolio
     Portfolio                                            Vanguard(R) VIF Total Stock Market Index
   SunAmerica Growth Opportunities Portfolio                Portfolio (1)
   SunAmerica Growth-Income Portfolio
   SunAmerica High-Yield Bond Portfolio
   SunAmerica International Diversified
     Equities Portfolio

(1) Sub-accounts had no activity.
(2) Effective May 1, 2004, AllianceBernstein Quasar Portfolio - Class A changed its name to AllianceBernstein Small Cap Growth Portfolio - Class A.
(3) Effective May 1, 2004, Credit Suisse Emerging Growth Portfolio changed its name to Credit Suisse Mid-Cap Growth Portfolio.
(4) Effective July 26, 2004, Merrill Lynch Small Cap Value V.I. Fund - Class I changed its name to Merrill Lynch Value Opportunities V.I. Fund - Class I.
(5) Effective February 21, 2005, Credit Suisse Global Post-Venture Capital Portfolio changed its name to Credit Suisse Global Small Cap Portfolio.
(6) Effective May 1, 2005, Merrill Lynch Variable Series Funds, Inc. ("Merrill Lynch") changed its name to FAM Variable Series Funds, Inc.
(7) Effective May 1, 2005, Merrill Lynch funds were rebranded as Mercury funds.
(8) Effective May 2, 2005, AllianceBernstein Premier Growth Portfolio - Class A changed its name to AllianceBernstein Large Cap Growth Portfolio - Class A.
(9) Effective May 2, 2005, AllianceBernstein Technology Portfolio - Class A changed its name to AllianceBernstein Global Technology Portfolio - Class A.

                                  VA II - 26

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED
(Unaudited)

Note A - Organization - Continued

AIG SunAmerica Asset Management Corp., an affiliate of the Company, serves as the investment advisor to Anchor Series Trust and SunAmerica Series Trust.

The Variable Annuity Life Insurance Company, an affiliate of the Company, serves as the investment advisor to VALIC Company I.

In addition to the Sub-accounts above, policy owners may allocate funds to a fixed account that is part of the Company's general account. Policy owners should refer to the appropriate policy prospectus and prospectus supplements for a complete description of the available Funds and the fixed account.

The assets of the Account are segregated from the Company's other assets. The operations of the Account are part of the Company.

Net premiums from the policies are allocated to the Sub-accounts and invested in the Funds in accordance with policy owner instructions. The premiums are recorded as principal transactions in the Statement of Changes in Net Assets.

Note B - Summary of Significant Accounting Policies and Basis of Presentation

The accompanying financial statements of the Account have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The accounting policies followed by the Account and the methods of applying those principles are presented below.

Use of estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of income and expenses during the year. Actual results could differ from those estimates.

Security valuation - The investment in shares of Funds are stated at the net asset value of the respective portfolios as determined by the Funds, which value their securities at fair value.

Security transactions and related investment income - Security transactions which represent purchases and sales of investments are accounted for on the trade date at fair value. Realized gains and losses from security transactions are determined on the basis of first-in first-out. Dividend income and distributions of capital gains are recorded on the ex-dividend date and reinvested upon receipt.

Policy loans - When a policy loan is made, the loan amount is transferred to the Company from the policy owner's selected investment Sub-account(s), and held as collateral. Interest on this collateral amount is credited to the policy. Loan repayments are invested in the policy owner's selected investment Sub-account(s), after they are first used to repay all loans taken from the declared fixed interest account option.

Federal income taxes - The Company is taxed as a life insurance company under the Internal Revenue Code and includes the Account in determining its federal income tax liability. As a result, the Account is not taxed as a "Regulated Investment Company" under subchapter M of the Internal Revenue Code. Under existing federal income tax law, the investment income and capital gains from sales of investments realized by the Account are not taxable. Therefore, no federal income tax provision has been made.

Accumulation unit - This is a measuring unit used to calculate the policy owner's interest. Such units are valued on each day that the New York Stock Exchange ("NYSE") is open for business to reflect investment performance and the prorated daily deduction for mortality and expense risk charges.

                                  VA II - 27

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED
(Unaudited)

Note C - Security Purchases and Sales

For the period ended September 30, 2005, the aggregate cost of purchases and proceeds from the sales of investments were:

                                                                              Cost of   Proceeds from
Sub-accounts                                                                 Purchases      Sales
-----------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Series I                               $    79,686  $    88,097
AIM V.I. International Growth Fund - Series I                                   205,062      114,686
AllianceBernstein Global Bond Portfolio - Class A                                36,628       27,746
AllianceBernstein Global Dollar Government Portfolio - Class A                       37           10
AllianceBernstein Global Technology Portfolio - Class A                         284,830      194,861
AllianceBernstein Growth and Income Portfolio - Class A                         549,293      361,067
AllianceBernstein Growth Portfolio - Class A                                    232,463      664,196
AllianceBernstein Large Cap Growth Portfolio - Class A                          163,232      230,469
AllianceBernstein Money Market Portfolio - Class A                                  534        4,126
AllianceBernstein Real Estate Investment Portfolio - Class A                    166,067       75,873
AllianceBernstein Small Cap Growth Portfolio - Class A                          130,401      236,115
AllianceBernstein Total Return Portfolio - Class A                              126,127       64,997
AllianceBernstein U.S. Government/High Grade Securities Portfolio - Class A          37           71
AllianceBernstein Utility Income Portfolio - Class A                             14,800       38,534
American Century VP Capital Appreciation Fund - Class I                          13,090       12,741
American Century VP Income & Growth Fund - Class I                               38,728       26,643
American Century VP International Fund - Class I                                 39,753        3,701
Anchor Series Trust Asset Allocation Portfolio - Class 1                        113,069       36,253
Anchor Series Trust Capital Appreciation Portfolio - Class 1                    246,514      453,959
Anchor Series Trust Government and Quality Bond Portfolio - Class 1             100,696      165,258
Anchor Series Trust Growth Portfolio - Class 1                                  242,841      116,214
Anchor Series Trust Natural Resources Portfolio - Class 1                       201,562       99,912
Dreyfus Stock Index Fund, Inc. - Initial shares                                 962,347    1,684,019
Dreyfus VIF Small Company Stock Portfolio - Initial shares                      346,149      255,699
Fidelity VIP Asset Manager Portfolio - Initial Class                            214,392      239,013
Fidelity VIP Contrafund Portfolio - Initial Class                               667,749      238,810
Fidelity VIP Growth Portfolio - Initial Class                                   292,721      665,490
Fidelity VIP High Income Portfolio - Initial Class                              115,969       92,405
Fidelity VIP Index 500 Portfolio - Initial Class                                 34,696       53,385
Fidelity VIP Investment Grade Bond Portfolio - Initial Class                    274,715      217,838
Fidelity VIP Money Market Portfolio - Initial Class                             575,467      841,945
Fidelity VIP Overseas Portfolio - Initial Class                                 256,399      138,095
Franklin Templeton - Templeton Foreign Securities Fund - Class 2                162,583        1,908
Franklin Templeton - Templeton Global Asset Allocation Fund - Class 1           198,218       95,923
JPMorgan Bond Portfolio                                                          67,033       39,113
JPMorgan U.S. Large Cap Core Equity Portfolio                                    13,944       11,477
Mercury Basic Value V.I. Fund - Class I                                         125,654        1,492
Neuberger Berman AMT Limited Maturity Bond Portfolio - Class I                  174,182       81,749
Neuberger Berman AMT Partners Portfolio - Class I                                43,482      149,989
Oppenheimer Global Securities Fund/VA - Non-Service Shares                      117,172       78,669
Oppenheimer Main Street Fund/VA - Non-Service Shares                             61,080       66,344
PIMCO VIT Real Return Portfolio - Administrative Class                            4,008        6,786
PIMCO VIT Total Return Portfolio - Administrative Class                         127,457        1,549
SunAmerica - Aggressive Growth Portfolio - Class 1                              199,999      227,452
SunAmerica - SunAmerica Balanced Portfolio - Class 1                            255,614       83,869
SunAmerica Alliance Growth Portfolio                                            311,748      272,760
SunAmerica Blue Chip Growth Portfolio                                            15,921       15,816
SunAmerica Cash Management Portfolio                                          1,061,138      609,490
SunAmerica Corporate Bond Portfolio                                              78,558      174,706
SunAmerica Davis Venture Value Portfolio                                        496,263      374,463
SunAmerica "Dogs" of Wall Street Portfolio                                       89,997       28,134

                                  VA II - 28

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED
(Unaudited)

Note C - Security Purchases and Sales - Continued

For the period ended September 30, 2005, the aggregate cost of purchases and proceeds from the sales of investments were:

                                                         Cost of  Proceeds from
Sub-accounts                                            Purchases     Sales
-------------------------------------------------------------------------------
SunAmerica Emerging Markets Portfolio                   $  74,488 $     133,933
SunAmerica Federated American Leaders Portfolio            65,732        55,950
SunAmerica Global Bond Portfolio                           73,735       124,791
SunAmerica Global Equities Portfolio                       48,306       107,416
SunAmerica Goldman Sachs Research Portfolio                 6,380         2,547
SunAmerica Growth Opportunities Portfolio                  24,920        38,531
SunAmerica Growth-Income Portfolio                        238,135       288,401
SunAmerica High-Yield Bond Portfolio                       46,092        32,869
SunAmerica International Diversified Equities Portfolio    95,072        55,789
SunAmerica International Growth and Income Portfolio      107,679        63,467
SunAmerica Marsico Growth Portfolio                       129,582        70,830
SunAmerica MFS Massachusetts Investors Trust Portfolio     55,150        36,934
SunAmerica MFS Mid-Cap Growth Portfolio                   222,208       273,683
SunAmerica MFS Total Return Portfolio                     197,059       102,127
SunAmerica Putnam Growth: Voyager Portfolio               114,060        96,451
SunAmerica Real Estate Portfolio                          108,915       222,426
SunAmerica Technology Portfolio                            25,508        38,405
SunAmerica Telecom Utility Portfolio                       45,459        10,195
SunAmerica Worldwide High Income Portfolio                 29,624         2,195
UIF Core Plus Fixed Income Portfolio - Class I             33,559         3,869
UIF Money Market Portfolio - Class I                      781,233       768,150
UIF U.S. Mid Cap Value Portfolio - Class I                 77,750         7,328
VALIC Company I - International Equities Fund             121,704         1,488
VALIC Company I - Small Cap Index Fund                      2,859        14,524
Van Eck Worldwide Emerging Markets Fund                   105,458        46,741
Van Eck Worldwide Hard Assets Fund                         63,336        21,985
Vanguard VIF Total Bond Market Index Portfolio            129,981         1,548

                                  VA II - 29

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED
(Unaudited)

Note D - Investments

The following is a summary of fund shares owned as of September 30, 2005.

                                                                                      Net Asset Value of Shares Cost of Shares
Sub-accounts                                                                 Shares     Value    at Fair Value       Held
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Series I                                  27,694 $  23.96    $   663,552    $   637,899
AIM V.I. International Growth Fund - Series I                                  48,721    21.98      1,070,892        845,685
AllianceBernstein Global Bond Portfolio - Class A                               5,287    11.54         61,007         68,151
AllianceBernstein Global Dollar Government Portfolio - Class A                     24    14.21            339            253
AllianceBernstein Global Technology Portfolio - Class A                       117,960    15.18      1,790,637      2,100,848
AllianceBernstein Growth and Income Portfolio - Class A                       160,352    24.18      3,877,307      3,419,654
AllianceBernstein Growth Portfolio - Class A                                  153,602    19.47      2,990,630      3,195,438
AllianceBernstein Large Cap Growth Portfolio - Class A                         56,270    25.25      1,420,820      1,330,631
AllianceBernstein Money Market Portfolio - Class A                             34,966     1.00         34,966         34,966
AllianceBernstein Real Estate Investment Portfolio - Class A                   29,211    19.39        566,393        428,865
AllianceBernstein Small Cap Growth Portfolio - Class A                         40,129    11.84        475,130        415,526
AllianceBernstein Total Return Portfolio - Class A                             18,956    18.89        358,083        336,579
AllianceBernstein U.S. Government/High Grade Securities Portfolio - Class A        52    11.77            613            628
AllianceBernstein Utility Income Portfolio - Class A                            9,716    21.44        208,311        151,254
American Century VP Capital Appreciation Fund - Class I                        10,761     9.04         97,281         75,735
American Century VP Income & Growth Fund - Class I                             32,194     7.50        241,454        203,596
American Century VP International Fund - Class I                               40,440     7.79        315,027        248,794
Anchor Series Trust Asset Allocation Portfolio - Class 1                       31,084    14.68        456,264        426,915
Anchor Series Trust Capital Appreciation Portfolio - Class 1                  105,356    34.64      3,649,169      3,005,633
Anchor Series Trust Government and Quality Bond Portfolio - Class 1            56,679    14.68        832,088        870,137
Anchor Series Trust Growth Portfolio - Class 1                                 65,134    27.61      1,798,425      1,596,777
Anchor Series Trust Natural Resources Portfolio - Class 1                      24,492    43.51      1,065,664        631,081
Dreyfus Stock Index Fund, Inc. - Initial shares                               185,886    31.33      5,823,813      5,569,552
Dreyfus VIF Small Company Stock Portfolio - Initial shares                     66,020    21.84      1,441,879      1,286,562
Fidelity VIP Asset Manager Portfolio - Initial Class                           98,128    14.67      1,439,539      1,358,181
Fidelity VIP Contrafund Portfolio - Initial Class                             106,986    29.87      3,195,667      2,468,559
Fidelity VIP Growth Portfolio - Initial Class                                 119,027    32.64      3,885,027      4,397,123
Fidelity VIP High Income Portfolio - Initial Class                             95,189     6.57        625,389        632,254
Fidelity VIP Index 500 Portfolio - Initial Class                                3,707   139.01        515,355        468,131
Fidelity VIP Investment Grade Bond Portfolio - Initial Class                   83,934    12.69      1,065,118      1,081,384
Fidelity VIP Money Market Portfolio - Initial Class                         2,434,503     1.00      2,434,503      2,434,503
Fidelity VIP Overseas Portfolio - Initial Class                                37,725    18.95        714,881        627,488
Franklin Templeton - Templeton Foreign Securities Fund - Class 2               10,974    15.27        167,569        160,630
Franklin Templeton - Templeton Global Asset Allocation Fund - Class 1          15,124    20.77        314,124        303,491
JPMorgan Bond Portfolio                                                        11,578    11.81        136,734        138,205
JPMorgan U.S. Large Cap Core Equity Portfolio                                   5,312    13.56         72,033         63,978
Mercury Basic Value V.I. Fund - Class I                                         7,967    15.60        124,280        124,127
Neuberger Berman AMT Limited Maturity Bond Portfolio - Class I                 11,138    12.93        144,020        143,751
Neuberger Berman AMT Partners Portfolio - Class I                              20,261    21.30        431,549        277,568
Oppenheimer Global Securities Fund/VA - Non-Service Shares                     17,474    31.90        557,434        412,205
Oppenheimer Main Street Fund/VA - Non-Service Shares                           28,148    21.31        599,837        510,706
PIMCO VIT Real Return Portfolio - Administrative Class                         15,972    13.01        207,795        207,257
PIMCO VIT Total Return Portfolio - Administrative Class                        12,089    10.49        126,812        125,930
SunAmerica - Aggressive Growth Portfolio - Class 1                            190,662    11.02      2,102,025      1,907,536
SunAmerica - SunAmerica Balanced Portfolio - Class 1                          110,811    14.11      1,563,882      1,531,214
SunAmerica Alliance Growth Portfolio                                          181,774    20.59      3,743,175      3,723,123
SunAmerica Blue Chip Growth Portfolio                                          16,792     6.44        108,158         96,151
SunAmerica Cash Management Portfolio                                          294,419    10.88      3,202,783      3,183,049
SunAmerica Corporate Bond Portfolio                                            30,413    12.11        368,374        356,224
SunAmerica Davis Venture Value Portfolio                                      117,082    27.86      3,262,403      2,593,346

                                  VA II - 30

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED
(Unaudited)

Note D - Investments - Continued

The following is a summary of fund shares owned as of September 30, 2005.

                                                                Net Asset Value of Shares   Cost of
Sub-accounts                                            Shares    Value    at Fair Value  Shares Held
-----------------------------------------------------------------------------------------------------
SunAmerica "Dogs" of Wall Street Portfolio               43,573 $  10.19   $    443,934   $   429,744
SunAmerica Emerging Markets Portfolio                    68,875    14.76      1,016,420       550,094
SunAmerica Federated American Leaders Portfolio          22,228    16.77        372,696       321,342
SunAmerica Global Bond Portfolio                         48,006    12.07        579,555       539,636
SunAmerica Global Equities Portfolio                     44,746    12.67        567,135       481,682
SunAmerica Goldman Sachs Research Portfolio               3,598     7.53         27,082        22,488
SunAmerica Growth Opportunities Portfolio                18,090     5.40         97,637        85,731
SunAmerica Growth-Income Portfolio                      103,602    24.62      2,550,581     2,280,706
SunAmerica High-Yield Bond Portfolio                     27,792     7.75        215,311       182,629
SunAmerica International Diversified Equities Portfolio  77,885     8.49        661,428       526,859
SunAmerica International Growth and Income Portfolio     83,282    13.03      1,085,112       869,321
SunAmerica Marsico Growth Portfolio                      51,625    11.70        604,210       485,485
SunAmerica MFS Massachusetts Investors Trust Portfolio   52,017    12.10        629,627       564,642
SunAmerica MFS Mid-Cap Growth Portfolio                 277,966     9.11      2,532,187     2,456,443
SunAmerica MFS Total Return Portfolio                    68,243    18.13      1,237,559     1,089,698
SunAmerica Putnam Growth: Voyager Portfolio              69,316    15.00      1,039,743     1,071,229
SunAmerica Real Estate Portfolio                         40,278    21.76        876,347       581,497
SunAmerica Technology Portfolio                          44,139     2.65        117,068       110,394
SunAmerica Telecom Utility Portfolio                     17,252     9.64        166,272       163,274
SunAmerica Worldwide High Income Portfolio               13,359     8.11        108,374       102,980
UIF Core Plus Fixed Income Portfolio - Class I           17,756    11.40        202,423       203,343
UIF Money Market Portfolio - Class I                    118,264     1.00        118,264       118,264
UIF U.S. Mid Cap Value Portfolio - Class I               32,199    18.23        586,980       435,447
VALIC Company I - International Equities Fund            14,963     8.50        127,189       120,178
VALIC Company I - Small Cap Index Fund                   25,142    16.44        413,328       350,620
Van Eck Worldwide Emerging Markets Fund                  20,819    18.59        387,028       246,377
Van Eck Worldwide Hard Assets Fund                       11,532    26.52        305,822       178,837
Vanguard VIF Total Bond Market Index Portfolio           11,356    11.14        126,508       128,394

                                  VA II - 31

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED
(Unaudited)

Note E - Summary of Changes in Units

Summary of Changes in Units for the period ended September 30, 2005.

                                                                                Accumulation  Accumulation  Net Increase
Sub-accounts                                                                    Units Issued Units Redeemed  (Decrease)
------------------------------------------------------------------------------------------------------------------------
1   AIM V.I. Capital Appreciation Fund - Series I                                   5,197        (5,712)         (515)
6   AIM V.I. Capital Appreciation Fund - Series I                                   4,826        (4,663)          163
1   AIM V.I. International Growth Fund - Series I                                   8,880        (4,628)        4,252
6   AIM V.I. International Growth Fund - Series I                                   5,972        (2,169)        3,803
1   AllianceBernstein Global Bond Portfolio - Class A                               1,193        (1,191)            2
2   AllianceBernstein Global Dollar Government Portfolio - Class A                      -            (1)           (1)
3   AllianceBernstein Global Technology Portfolio - Class A                        15,816       (10,056)        5,760
6   AllianceBernstein Global Technology Portfolio - Class A                        11,277        (7,690)        3,587
3   AllianceBernstein Growth and Income Portfolio - Class A                         8,392       (10,355)       (1,963)
5   AllianceBernstein Growth and Income Portfolio - Class A                        15,260          (693)       14,567
3   AllianceBernstein Growth Portfolio - Class A                                   13,248       (34,569)      (21,321)
1   AllianceBernstein Large Cap Growth Portfolio - Class A                          6,519        (6,341)          178
2   AllianceBernstein Large Cap Growth Portfolio - Class A                            116           (48)           68
5   AllianceBernstein Large Cap Growth Portfolio - Class A                          3,564          (328)        3,236
6   AllianceBernstein Large Cap Growth Portfolio - Class A                          6,568       (20,749)      (14,181)
2   AllianceBernstein Money Market Portfolio - Class A                                  1          (330)         (329)
2   AllianceBernstein Real Estate Investment Portfolio - Class A                        -           (20)          (20)
6   AllianceBernstein Real Estate Investment Portfolio - Class A                    3,035        (1,855)        1,180
1   AllianceBernstein Small Cap Growth Portfolio - Class A                          4,391       (13,355)       (8,964)
2   AllianceBernstein Small Cap Growth Portfolio - Class A                            146           (28)          118
1   AllianceBernstein Total Return Portfolio - Class A                              6,049        (1,451)        4,598
2   AllianceBernstein Total Return Portfolio - Class A                                  -           (38)          (38)
2   AllianceBernstein U.S. Government/High Grade Securities Portfolio - Class A         -            (5)           (5)
2   AllianceBernstein Utility Income Portfolio - Class A                                -            (4)           (4)
6   AllianceBernstein Utility Income Portfolio - Class A                            1,860        (4,824)       (2,964)
6   American Century VP Capital Appreciation Fund - Class I                         2,396        (2,267)          129
6   American Century VP Income & Growth Fund - Class I                              4,139        (3,294)          845
5   American Century VP International Fund - Class I                                2,837          (266)        2,571
4   Anchor Series Trust Asset Allocation Portfolio - Class 1                        9,484        (4,229)        5,255
4   Anchor Series Trust Capital Appreciation Portfolio - Class 1                   27,095       (44,507)      (17,412)
6   Anchor Series Trust Capital Appreciation Portfolio - Class 1                   12,952       (11,417)        1,535
4   Anchor Series Trust Government and Quality Bond Portfolio - Class 1             6,956       (13,757)       (6,801)
4   Anchor Series Trust Growth Portfolio - Class 1                                 12,225       (10,538)        1,687
6   Anchor Series Trust Growth Portfolio - Class 1                                  7,859        (3,898)        3,961
4   Anchor Series Trust Natural Resources Portfolio - Class 1                       2,645        (1,157)        1,488
6   Anchor Series Trust Natural Resources Portfolio - Class 1                       2,300        (1,568)          732
1   Dreyfus Stock Index Fund, Inc. - Initial shares                                19,408       (27,885)       (8,477)
6   Dreyfus Stock Index Fund, Inc. - Initial shares                                23,401       (84,775)      (61,374)
1   Dreyfus VIF Small Company Stock Portfolio - Initial shares                      7,414        (6,375)        1,039
6   Dreyfus VIF Small Company Stock Portfolio - Initial shares                     12,178       (11,255)          923
1   Fidelity VIP Asset Manager Portfolio - Initial Class                            6,840        (8,983)       (2,143)
6   Fidelity VIP Asset Manager Portfolio - Initial Class                            3,553        (4,738)       (1,185)
1   Fidelity VIP Contrafund Portfolio - Initial Class                              12,111        (6,737)        5,374
5   Fidelity VIP Contrafund Portfolio - Initial Class                              16,586          (687)       15,899
6   Fidelity VIP Contrafund Portfolio - Initial Class                              15,699        (6,418)        9,281
1   Fidelity VIP Growth Portfolio - Initial Class                                  18,735       (37,783)      (19,048)
6   Fidelity VIP Growth Portfolio - Initial Class                                  10,449       (10,366)           83
1   Fidelity VIP High Income Portfolio - Initial Class                              3,016        (5,085)       (2,069)
6   Fidelity VIP High Income Portfolio - Initial Class                              1,971        (1,347)          624
5   Fidelity VIP Index 500 Portfolio - Initial Class                                1,977        (3,825)       (1,848)
1   Fidelity VIP Investment Grade Bond Portfolio - Initial Class                    4,779        (4,508)          271

                                  VA II - 32

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED
(Unaudited)

Note E - Summary of Changes in Units - Continued

Summary of Changes in Units for the period ended September 30, 2005.

                                                                          Accumulation  Accumulation  Net Increase
Sub-accounts                                                              Units Issued Units Redeemed  (Decrease)
------------------------------------------------------------------------------------------------------------------
6   Fidelity VIP Investment Grade Bond Portfolio - Initial Class              2,768        (2,905)         (137)
1   Fidelity VIP Money Market Portfolio - Initial Class                      14,954       (26,845)      (11,891)
6   Fidelity VIP Money Market Portfolio - Initial Class                      17,899       (31,337)      (13,438)
1   Fidelity VIP Overseas Portfolio - Initial Class                          10,073        (2,498)        7,575
5   Franklin Templeton - Templeton Foreign Securities Fund - Class 2         14,001          (122)       13,879
6   Franklin Templeton - Templeton Global Asset Allocation Fund - Class 1     8,655        (1,441)        7,214
6   JPMorgan Bond Portfolio                                                   3,315        (1,480)        1,835
6   JPMorgan U.S. Large Cap Core Equity Portfolio                             1,429        (1,197)          232
5   Mercury Basic Value V.I. Fund - Class I                                   9,872           (87)        9,785
6   Neuberger Berman AMT Limited Maturity Bond Portfolio - Class I            8,627          (536)        8,091
6   Neuberger Berman AMT Partners Portfolio - Class I                         1,906       (10,521)       (8,615)
6   Oppenheimer Global Securities Fund/VA - Non-Service Shares                8,789        (5,241)        3,548
6   Oppenheimer Main Street Fund/VA - Non-Service Shares                      7,978        (9,027)       (1,049)
5   PIMCO VIT Real Return Portfolio - Administrative Class                        -          (527)         (527)
5   PIMCO VIT Total Return Portfolio - Administrative Class                  12,244          (107)       12,137
4   SunAmerica - Aggressive Growth Portfolio - Class 1                       27,411       (28,101)         (690)
6   SunAmerica - Aggressive Growth Portfolio - Class 1                        6,673        (7,411)         (738)
4   SunAmerica - SunAmerica Balanced Portfolio - Class 1                     31,235       (11,304)       19,931
6   SunAmerica - SunAmerica Balanced Portfolio - Class 1                      6,669        (6,544)          125
4   SunAmerica Alliance Growth Portfolio                                     71,139       (64,064)        7,075
6   SunAmerica Alliance Growth Portfolio                                     10,907        (9,299)        1,608
4   SunAmerica Blue Chip Growth Portfolio                                     2,052        (1,926)          126
4   SunAmerica Cash Management Portfolio                                     75,610       (33,889)       41,721
4   SunAmerica Corporate Bond Portfolio                                       3,191        (9,858)       (6,667)
4   SunAmerica Davis Venture Value Portfolio                                 26,375       (19,055)        7,320
4   SunAmerica "Dogs" of Wall Street Portfolio                                8,185        (2,549)        5,636
4   SunAmerica Emerging Markets Portfolio                                     6,297       (10,065)       (3,768)
4   SunAmerica Federated American Leaders Portfolio                           7,780        (6,763)        1,017
4   SunAmerica Global Bond Portfolio                                          2,907        (1,457)        1,450
6   SunAmerica Global Bond Portfolio                                          2,479        (8,143)       (5,664)
4   SunAmerica Global Equities Portfolio                                      9,400       (16,136)       (6,736)
4   SunAmerica Goldman Sachs Research Portfolio                               1,086          (493)          593
4   SunAmerica Growth Opportunities Portfolio                                 2,685        (5,650)       (2,965)
4   SunAmerica Growth-Income Portfolio                                       25,286       (33,404)       (8,118)
6   SunAmerica Growth-Income Portfolio                                       17,759       (13,352)        4,407
4   SunAmerica High-Yield Bond Portfolio                                      3,477        (2,321)        1,156
4   SunAmerica International Diversified Equities Portfolio                  14,833        (9,371)        5,462
4   SunAmerica International Growth and Income Portfolio                     12,497        (7,864)        4,633
6   SunAmerica Marsico Growth Portfolio                                      11,319        (5,595)        5,724
4   SunAmerica MFS Massachusetts Investors Trust Portfolio                    9,409        (7,022)        2,387
4   SunAmerica MFS Mid-Cap Growth Portfolio                                  24,846       (27,634)       (2,788)
6   SunAmerica MFS Mid-Cap Growth Portfolio                                  23,886       (25,922)       (2,036)
4   SunAmerica MFS Total Return Portfolio                                    17,192        (9,995)        7,197
4   SunAmerica Putnam Growth: Voyager Portfolio                              23,703       (20,150)        3,553
4   SunAmerica Real Estate Portfolio                                          4,206        (9,008)       (4,802)
4   SunAmerica Technology Portfolio                                          10,811       (15,704)       (4,893)
4   SunAmerica Telecom Utility Portfolio                                      5,835        (1,582)        4,253
4   SunAmerica Worldwide High Income Portfolio                                2,355          (311)        2,044
5   UIF Core Plus Fixed Income Portfolio - Class I                            2,182          (216)        1,966
5   UIF Money Market Portfolio - Class I                                     77,459       (76,295)        1,164
5   UIF U.S. Mid Cap Value Portfolio - Class I                                4,403          (416)        3,987

                                  VA II - 33

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED
(Unaudited)

Note E - Summary of Changes in Units - Continued

Summary of Changes in Units for the period ended September 30, 2005.

                                                   Accumulation  Accumulation  Net Increase
Sub-accounts                                       Units Issued Units Redeemed  (Decrease)
-------------------------------------------------------------------------------------------
5   VALIC Company I - International Equities Fund      8,589           (79)        8,510
5   VALIC Company I - Small Cap Index Fund                 1          (913)         (912)
1   Van Eck Worldwide Emerging Markets Fund            6,641        (2,317)        4,324
1   Van Eck Worldwide Hard Assets Fund                 3,881        (1,277)        2,604
5   Vanguard VIF Total Bond Market Index Portfolio    12,321          (108)       12,213

Footnotes
  1  Variable Universal Life Policy product.
  2  Gallery Life product.
  3 Variable Universal Life Policy product or Gallery Life product. 4 Polaris product or Polaris Survivorship product.
  5  Executive Advantage product.
  6  Gemstone Life product.

                                  VA II - 34

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED
(Unaudited)

Note E - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2004.

                                                                                Accumulation  Accumulation  Net Increase
Sub-accounts                                                                    Units Issued Units Redeemed  (Decrease)
------------------------------------------------------------------------------------------------------------------------
1   AIM V.I. Capital Appreciation Fund - Series I                                   7,037        (8,677)       (1,640)
6   AIM V.I. Capital Appreciation Fund - Series I                                   4,259        (4,020)          239
1   AIM V.I. International Growth Fund - Series I                                   7,577        (9,109)       (1,532)
6   AIM V.I. International Growth Fund - Series I                                   4,633        (2,531)        2,102
1   AllianceBernstein Global Bond Portfolio - Class A                               1,638        (1,093)          545
2   AllianceBernstein Global Dollar Government Portfolio - Class A                      -             -             -
3   AllianceBernstein Growth and Income Portfolio - Class A                        11,301       (12,764)       (1,463)
5   AllianceBernstein Growth and Income Portfolio - Class A                        19,427          (703)       18,724
3   AllianceBernstein Growth Portfolio - Class A                                   18,387       (19,039)         (652)
2   AllianceBernstein Money Market Portfolio - Class A                                 38        (1,836)       (1,798)
1   AllianceBernstein Premier Growth Portfolio - Class A                           10,420       (10,051)          369
2   AllianceBernstein Premier Growth Portfolio - Class A                              153           (55)           98
5   AllianceBernstein Premier Growth Portfolio - Class A                            8,237          (404)        7,833
6   AllianceBernstein Premier Growth Portfolio - Class A                           11,644        (9,257)        2,387
2   AllianceBernstein Real Estate Investment Portfolio - Class A                        -           (24)          (24)
6   AllianceBernstein Real Estate Investment Portfolio - Class A                    2,769        (2,155)          614
1   AllianceBernstein Small Cap Growth Portfolio - Class A                          6,999        (3,895)        3,104
2   AllianceBernstein Small Cap Growth Portfolio - Class A                            198           (32)          166
3   AllianceBernstein Technology Portfolio - Class A                               18,475       (19,298)         (823)
6   AllianceBernstein Technology Portfolio - Class A                               13,461        (9,352)        4,109
1   AllianceBernstein Total Return Portfolio - Class A                              3,841       (11,843)       (8,002)
2   AllianceBernstein Total Return Portfolio - Class A                                  -           (50)          (50)
2   AllianceBernstein U.S. Government/High Grade Securities Portfolio - Class A         -            (7)           (7)
2   AllianceBernstein Utility Income Portfolio - Class A                                -            (6)           (6)
6   AllianceBernstein Utility Income Portfolio - Class A                            3,259        (4,391)       (1,132)
6   American Century VP Capital Appreciation Fund - Class I                         2,841        (1,484)        1,357
6   American Century VP Income & Growth Fund - Class I                              6,518        (2,322)        4,196
5   American Century VP International Fund - Class I                                5,566          (311)        5,255
4   Anchor Series Trust Asset Allocation Portfolio - Class 1                        7,594        (4,189)        3,405
4   Anchor Series Trust Capital Appreciation Portfolio - Class 1                   69,709       (35,268)       34,441
6   Anchor Series Trust Capital Appreciation Portfolio - Class 1                   19,468       (11,491)        7,977
4   Anchor Series Trust Government and Quality Bond Portfolio - Class 1            10,269        (9,231)        1,038
4   Anchor Series Trust Growth Portfolio - Class 1                                 29,606       (26,080)        3,526
6   Anchor Series Trust Growth Portfolio - Class 1                                 10,186        (6,615)        3,571
4   Anchor Series Trust Natural Resources Portfolio - Class 1                       6,394        (2,020)        4,374
6   Anchor Series Trust Natural Resources Portfolio - Class 1                       3,657        (2,300)        1,357
1   Dreyfus Stock Index Fund, Inc. - Initial shares                                24,041       (25,942)       (1,901)
6   Dreyfus Stock Index Fund, Inc. - Initial shares                                56,340       (89,744)      (33,404)
1   Dreyfus VIF Small Company Stock Portfolio - Initial shares                      9,653        (4,421)        5,232
6   Dreyfus VIF Small Company Stock Portfolio - Initial shares                     11,151        (5,142)        6,009
1   Fidelity VIP Asset Manager Portfolio - Initial Class                            6,175       (13,617)       (7,442)
6   Fidelity VIP Asset Manager Portfolio - Initial Class                            6,030        (3,240)        2,790
1   Fidelity VIP Contrafund Portfolio - Initial Class                               8,225        (8,615)         (390)
5   Fidelity VIP Contrafund Portfolio - Initial Class                              18,237          (705)       17,532
6   Fidelity VIP Contrafund Portfolio - Initial Class                              12,549        (6,496)        6,053
1   Fidelity VIP Growth Portfolio - Initial Class                                  23,897       (28,645)       (4,748)
6   Fidelity VIP Growth Portfolio - Initial Class                                  14,532        (7,306)        7,226
1   Fidelity VIP High Income Portfolio - Initial Class                              4,514        (3,816)          698
6   Fidelity VIP High Income Portfolio - Initial Class                              1,432        (1,508)          (76)
5   Fidelity VIP Index 500 Portfolio - Initial Class                               27,197          (381)       26,816
1   Fidelity VIP Investment Grade Bond Portfolio - Initial Class                    3,660       (10,201)       (6,541)
6   Fidelity VIP Investment Grade Bond Portfolio - Initial Class                    5,223        (2,455)        2,768
1   Fidelity VIP Money Market Portfolio - Initial Class                             7,783       (19,934)      (12,151)
6   Fidelity VIP Money Market Portfolio - Initial Class                            35,797       (33,695)        2,102
1   Fidelity VIP Overseas Portfolio - Initial Class                                 3,955        (7,200)       (3,245)

                                  VA II - 35

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED
(Unaudited)

Note E - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2004.

                                                                          Accumulation  Accumulation  Net Increase
Sub-accounts                                                              Units Issued Units Redeemed  (Decrease)
------------------------------------------------------------------------------------------------------------------
6   Franklin Templeton - Templeton Global Asset Allocation Fund - Class 1     4,504         (2,340)       2,164
6   JPMorgan Bond Portfolio                                                   1,523         (5,371)      (3,848)
6   JPMorgan U.S. Large Cap Core Equity Portfolio                             1,724         (1,682)          42
6   Neuberger Berman AMT Limited Maturity Bond Portfolio - Class I            1,117           (575)         542
6   Neuberger Berman AMT Partners Portfolio - Class I                           981        (13,167)     (12,186)
6   Oppenheimer Global Securities Fund/VA - Non-Service Shares               12,612         (6,096)       6,516
6   Oppenheimer Main Street Fund/VA - Non-Service Shares                      9,079         (6,457)       2,622
5   PIMCO VIT Real Return Portfolio - Administrative Class                   19,598           (133)      19,465
4   SunAmerica - Aggressive Growth Portfolio - Class 1                       42,951        (35,388)       7,563
6   SunAmerica - Aggressive Growth Portfolio - Class 1                       10,667         (8,725)       1,942
4   SunAmerica - SunAmerica Balanced Portfolio - Class 1                     28,645        (14,259)      14,386
6   SunAmerica - SunAmerica Balanced Portfolio - Class 1                      7,255         (8,364)      (1,109)
4   SunAmerica Alliance Growth Portfolio                                    100,708       (104,719)      (4,011)
6   SunAmerica Alliance Growth Portfolio                                     12,920        (10,918)       2,002
4   SunAmerica Blue Chip Growth Portfolio                                     6,089         (1,986)       4,103
4   SunAmerica Cash Management Portfolio                                     39,834        (97,458)     (57,624)
4   SunAmerica Corporate Bond Portfolio                                       6,565         (3,305)       3,260
4   SunAmerica Davis Venture Value Portfolio                                 35,031        (32,414)       2,617
4   SunAmerica "Dogs" of Wall Street Portfolio                               17,288         (3,219)      14,069
4   SunAmerica Emerging Markets Portfolio                                    12,678        (16,889)      (4,211)
4   SunAmerica Federated American Leaders Portfolio                           6,388         (7,799)      (1,411)
4   SunAmerica Global Bond Portfolio                                         10,924         (2,218)       8,706
6   SunAmerica Global Bond Portfolio                                            562         (9,820)      (9,258)
4   SunAmerica Global Equities Portfolio                                     19,324        (18,039)       1,285
4   SunAmerica Goldman Sachs Research Portfolio                                 515           (572)         (57)
4   SunAmerica Growth Opportunities Portfolio                                 4,255         (3,165)       1,090
4   SunAmerica Growth-Income Portfolio                                       41,428        (57,199)     (15,771)
6   SunAmerica Growth-Income Portfolio                                       20,707        (14,220)       6,487
4   SunAmerica High-Yield Bond Portfolio                                      2,461         (3,037)        (576)
4   SunAmerica International Diversified Equities Portfolio                  21,294        (16,804)       4,490
4   SunAmerica International Growth and Income Portfolio                     37,126        (25,281)      11,845
6   SunAmerica Marsico Growth Portfolio                                       7,756        (10,783)      (3,027)
4   SunAmerica MFS Massachusetts Investors Trust Portfolio                   11,799        (19,854)      (8,055)
4   SunAmerica MFS Mid-Cap Growth Portfolio                                  48,184        (26,451)      21,733
6   SunAmerica MFS Mid-Cap Growth Portfolio                                  32,913        (26,889)       6,024
4   SunAmerica MFS Total Return Portfolio                                    23,705        (17,880)       5,825
4   SunAmerica Putnam Growth: Voyager Portfolio                              33,476        (40,609)      (7,133)
4   SunAmerica Real Estate Portfolio                                         13,510         (3,448)      10,062
4   SunAmerica Technology Portfolio                                          17,626        (13,631)       3,995
4   SunAmerica Telecom Utility Portfolio                                      4,108         (3,068)       1,040
4   SunAmerica Worldwide High Income Portfolio                                  974           (630)         344
5   UIF Core Plus Fixed Income Portfolio - Class I                            5,634        (10,415)      (4,781)
5   UIF Money Market Portfolio - Class I                                     94,631       (101,857)      (7,226)
5   UIF U.S. Mid Cap Value Portfolio - Class I                                9,850           (483)       9,367
5   VALIC Company I - Small Cap Index Fund                                   29,319           (199)      29,120
1   Van Eck Worldwide Emerging Markets Fund                                   1,480         (3,151)      (1,671)
1   Van Eck Worldwide Hard Assets Fund                                        4,773           (506)       4,267

Footnotes
  1  Variable Universal Life Policy product.
  2  Gallery Life product.
  3 Variable Universal Life Policy product or Gallery Life product. 4 Polaris product or Polaris Survivorship product.
  5  Executive Advantage product.
  6  Gemstone Life product.

                                  VA II - 36

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED
(Unaudited)

Note F - Financial Highlights

A summary of units outstanding, unit values, and net assets for the variable life policies for the period ended September 30, 2005 and the year ended December 31, 2004, are as follows:

                                                                                           Unit
Sub-accounts                                                                      Units    Value    Net Assets
---------------------------------------------------------------------------------------------------------------
2005
1   AIM V.I. Capital Appreciation Fund - Series I                                  41,341 $  11.67 $    482,592
6   AIM V.I. Capital Appreciation Fund - Series I                                  22,666     7.98      180,959
1   AIM V.I. International Growth Fund - Series I                                  54,487    14.26      776,866
6   AIM V.I. International Growth Fund - Series I                                  25,907    11.35      294,026
1   AllianceBernstein Global Bond Portfolio - Class A                               4,490    13.59       61,013
2   AllianceBernstein Global Dollar Government Portfolio - Class A                     16    20.86          342
3   AllianceBernstein Global Technology Portfolio - Class A                        97,349    14.99    1,459,500
6   AllianceBernstein Global Technology Portfolio - Class A                        54,544     6.07      331,137
3   AllianceBernstein Growth and Income Portfolio - Class A                       103,901    28.86    2,998,889
5   AllianceBernstein Growth and Income Portfolio - Class A                        59,391    14.79      878,402
3   AllianceBernstein Growth Portfolio - Class A                                  140,898    21.23    2,990,630
1   AllianceBernstein Large Cap Growth Portfolio - Class A                         53,565    13.00      696,309
2   AllianceBernstein Large Cap Growth Portfolio - Class A                          1,478    13.34       19,717
5   AllianceBernstein Large Cap Growth Portfolio - Class A                         26,982    13.81      372,651
6   AllianceBernstein Large Cap Growth Portfolio - Class A                         43,437     7.65      332,143
2   AllianceBernstein Money Market Portfolio - Class A                              2,955    11.86       35,033
2   AllianceBernstein Real Estate Investment Portfolio - Class A                      176    21.45        3,779
6   AllianceBernstein Real Estate Investment Portfolio - Class A                   25,187    22.34      562,613
1   AllianceBernstein Small Cap Growth Portfolio - Class A                         38,227    12.10      462,679
2   AllianceBernstein Small Cap Growth Portfolio - Class A                          1,275     9.77       12,451
1   AllianceBernstein Total Return Portfolio - Class A                             29,039    12.15      352,773
2   AllianceBernstein Total Return Portfolio - Class A                                318    16.69        5,309
2   AllianceBernstein U.S. Government/High Grade Securities Portfolio - Class A        42    14.43          603
2   AllianceBernstein Utility Income Portfolio - Class A                               34    19.65          664
6   AllianceBernstein Utility Income Portfolio - Class A                           19,225    10.80      207,633
6   American Century VP Capital Appreciation Fund - Class I                        11,383     8.55       97,279
6   American Century VP Income & Growth Fund - Class I                             22,677    10.65      241,453
5   American Century VP International Fund - Class I                               21,890    14.39      315,031
4   Anchor Series Trust Asset Allocation Portfolio - Class 1                       36,292    12.57      456,268
4   Anchor Series Trust Capital Appreciation Portfolio - Class 1                  222,815    12.77    2,845,371
6   Anchor Series Trust Capital Appreciation Portfolio - Class 1                   85,181     9.44      803,798
4   Anchor Series Trust Government and Quality Bond Portfolio - Class 1            61,288    13.58      832,084
4   Anchor Series Trust Growth Portfolio - Class 1                                116,146    11.34    1,317,189
6   Anchor Series Trust Growth Portfolio - Class 1                                 49,523     9.72      481,240
4   Anchor Series Trust Natural Resources Portfolio - Class 1                      15,751    36.30      571,776
6   Anchor Series Trust Natural Resources Portfolio - Class 1                      17,175    28.76      493,880
1   Dreyfus Stock Index Fund, Inc. - Initial shares                               192,085    22.61    4,343,943
6   Dreyfus Stock Index Fund, Inc. - Initial shares                               157,508     9.40    1,479,868
1   Dreyfus VIF Small Company Stock Portfolio - Initial shares                     48,288    14.79      714,210
6   Dreyfus VIF Small Company Stock Portfolio - Initial shares                     54,845    13.27      727,670
1   Fidelity VIP Asset Manager Portfolio - Initial Class                           62,412    18.89    1,178,855
6   Fidelity VIP Asset Manager Portfolio - Initial Class                           24,589    10.60      260,684
1   Fidelity VIP Contrafund Portfolio - Initial Class                              67,523    18.79    1,268,840
5   Fidelity VIP Contrafund Portfolio - Initial Class                              59,234    16.35      968,458
6   Fidelity VIP Contrafund Portfolio - Initial Class                              73,748    13.00      958,372
1   Fidelity VIP Growth Portfolio - Initial Class                                 173,612    19.60    3,403,546
6   Fidelity VIP Growth Portfolio - Initial Class                                  62,100     7.75      481,479
1   Fidelity VIP High Income Portfolio - Initial Class                             33,654    12.89      433,736
6   Fidelity VIP High Income Portfolio - Initial Class                             15,544    12.33      191,657

                                  VA II - 37

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED
(Unaudited)

Note F - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies for the period ended September 30, 2005 and the year ended December 31, 2004, are as follows:

                                                                                     Unit
Sub-accounts                                                                Units    Value    Net Assets
---------------------------------------------------------------------------------------------------------
2005 - Continued
5   Fidelity VIP Index 500 Portfolio - Initial Class                         36,000 $  14.32 $    515,356
1   Fidelity VIP Investment Grade Bond Portfolio - Initial Class             43,239    17.07      738,274
6   Fidelity VIP Investment Grade Bond Portfolio - Initial Class             25,398    12.87      326,846
1   Fidelity VIP Money Market Portfolio - Initial Class                      70,282    13.65      959,496
6   Fidelity VIP Money Market Portfolio - Initial Class                     138,387    10.66    1,475,005
1   Fidelity VIP Overseas Portfolio - Initial Class                          42,194    16.94      714,880
5   Franklin Templeton - Templeton Foreign Securities Fund - Class 2         13,879    12.07      167,559
6   Franklin Templeton - Templeton Global Asset Allocation Fund - Class 1    23,907    13.14      314,124
6   JPMorgan Bond Portfolio                                                  11,045    12.38      136,735
6   JPMorgan U.S. Large Cap Core Equity Portfolio                             8,138     8.85       72,043
5   Mercury Basic Value V.I. Fund - Class I                                   9,785    12.70      124,280
6   Neuberger Berman AMT Limited Maturity Bond Portfolio - Class I           12,556    11.47      144,015
6   Neuberger Berman AMT Partners Portfolio - Class I                        32,443    13.30      431,540
6   Oppenheimer Global Securities Fund/VA - Non-Service Shares               52,756    10.57      557,442
6   Oppenheimer Main Street Fund/VA - Non-Service Shares                     60,816     9.86      599,845
5   PIMCO VIT Real Return Portfolio - Administrative Class                   18,938    10.97      207,792
5   PIMCO VIT Total Return Portfolio - Administrative Class                  12,137    10.45      126,811
4   SunAmerica - Aggressive Growth Portfolio - Class 1                      159,903    10.84    1,732,923
6   SunAmerica - Aggressive Growth Portfolio - Class 1                       44,594     8.28      369,101
4   SunAmerica - SunAmerica Balanced Portfolio - Class 1                    128,845     9.15    1,179,005
6   SunAmerica - SunAmerica Balanced Portfolio - Class 1                     44,053     8.74      384,876
4   SunAmerica Alliance Growth Portfolio                                    397,100     8.22    3,262,358
6   SunAmerica Alliance Growth Portfolio                                     59,210     8.12      480,814
4   SunAmerica Blue Chip Growth Portfolio                                    17,993     6.01      108,156
4   SunAmerica Cash Management Portfolio                                    284,013    11.28    3,202,783
4   SunAmerica Corporate Bond Portfolio                                      25,985    14.18      368,374
4   SunAmerica Davis Venture Value Portfolio                                167,974    19.42    3,262,394
4   SunAmerica "Dogs" of Wall Street Portfolio                               40,105    11.07      443,934
4   SunAmerica Emerging Markets Portfolio                                    56,938    17.85    1,016,420
4   SunAmerica Federated American Leaders Portfolio                          34,886    10.68      372,696
4   SunAmerica Global Bond Portfolio                                         20,694    13.07      270,439
6   SunAmerica Global Bond Portfolio                                         25,834    11.97      309,116
4   SunAmerica Global Equities Portfolio                                     62,077     9.14      567,135
4   SunAmerica Goldman Sachs Research Portfolio                               3,986     6.79       27,082
4   SunAmerica Growth Opportunities Portfolio                                20,192     4.84       97,637
4   SunAmerica Growth-Income Portfolio                                      163,341     9.82    1,604,642
6   SunAmerica Growth-Income Portfolio                                      103,810     9.11      945,939
4   SunAmerica High-Yield Bond Portfolio                                     16,467    13.08      215,319
4   SunAmerica International Diversified Equities Portfolio                  77,825     8.50      661,430
4   SunAmerica International Growth and Income Portfolio                     92,189    11.77    1,085,112
6   SunAmerica Marsico Growth Portfolio                                      53,322    11.33      604,210
4   SunAmerica MFS Massachusetts Investors Trust Portfolio                   67,128     9.38      629,636
4   SunAmerica MFS Mid-Cap Growth Portfolio                                 170,551    10.03    1,710,853
6   SunAmerica MFS Mid-Cap Growth Portfolio                                 135,119     6.08      821,334
4   SunAmerica MFS Total Return Portfolio                                    87,393    14.16    1,237,559
4   SunAmerica Putnam Growth: Voyager Portfolio                             142,964     7.27    1,039,742
4   SunAmerica Real Estate Portfolio                                         35,649    24.58      876,346
4   SunAmerica Technology Portfolio                                          46,703     2.51      117,068
4   SunAmerica Telecom Utility Portfolio                                     19,156     8.68      166,272

                                  VA II - 38

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED
(Unaudited)

Note F - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies for the period ended September 30, 2005 and the year ended December 31, 2004, are as follows:

                                                                                            Unit
Sub-accounts                                                                       Units    Value    Net Assets
----------------------------------------------------------------------------------------------------------------
2005 - Continued
4    SunAmerica Worldwide High Income Portfolio                                      7,527 $  14.40 $    108,385
5    UIF Core Plus Fixed Income Portfolio - Class I                                 17,749    11.40      202,423
5    UIF Money Market Portfolio - Class I                                           11,670    10.15      118,460
5    UIF U.S. Mid Cap Value Portfolio - Class I                                     34,195    17.17      586,989
5    VALIC Company I - International Equities Fund                                   8,510    14.95      127,188
5    VALIC Company I - Small Cap Index Fund                                         28,208    14.65      413,328
1    Van Eck Worldwide Emerging Markets Fund                                        25,526    15.16      387,030
1    Van Eck Worldwide Hard Assets Fund                                             13,662    22.39      305,823
5    Vanguard VIF Total Bond Market Index Portfolio                                 12,213    10.36      126,508

2004
1    AIM V.I. Capital Appreciation Fund - Series I                                  41,856    11.13      465,833
6    AIM V.I. Capital Appreciation Fund - Series I                                  22,503     7.60      171,092
1    AIM V.I. International Growth Fund - Series I                                  50,235    12.91      648,573
6    AIM V.I. International Growth Fund - Series I                                  22,104    10.27      226,907
1    AllianceBernstein Global Bond Portfolio - Class A                               4,488    14.53       65,216
2    AllianceBernstein Global Dollar Government Portfolio - Class A                     17    19.44          326
3    AllianceBernstein Growth and Income Portfolio - Class A                       105,864    28.51    3,018,341
5    AllianceBernstein Growth and Income Portfolio - Class A                        44,824    14.58      653,664
3    AllianceBernstein Growth Portfolio - Class A                                  162,219    20.08    3,258,112
2    AllianceBernstein Money Market Portfolio - Class A                              3,284    11.75       38,591
1    AllianceBernstein Premier Growth Portfolio - Class A                           53,387    12.15      648,589
2    AllianceBernstein Premier Growth Portfolio - Class A                            1,410    12.46       17,575
5    AllianceBernstein Premier Growth Portfolio - Class A                           23,746    12.88      305,936
6    AllianceBernstein Premier Growth Portfolio - Class A                           57,618     7.14      411,292
2    AllianceBernstein Real Estate Investment Portfolio - Class A                      196    19.92        3,902
6    AllianceBernstein Real Estate Investment Portfolio - Class A                   24,007    20.73      497,595
1    AllianceBernstein Small Cap Growth Portfolio - Class A                         47,191    11.99      565,796
2    AllianceBernstein Small Cap Growth Portfolio - Class A                          1,157     9.68       11,199
3    AllianceBernstein Technology Portfolio - Class A                               91,589    15.18    1,390,617
6    AllianceBernstein Technology Portfolio - Class A                               50,957     6.14      312,944
1    AllianceBernstein Total Return Portfolio - Class A                             24,441    11.95      292,103
2    AllianceBernstein Total Return Portfolio - Class A                                356    16.42        5,848
2    AllianceBernstein U.S. Government/High Grade Securities Portfolio - Class A        47    14.31          672
2    AllianceBernstein Utility Income Portfolio - Class A                               38    16.41          624
6    AllianceBernstein Utility Income Portfolio - Class A                           22,189     9.01      199,908
6    American Century VP Capital Appreciation Fund - Class I                        11,254     7.28       81,959
6    American Century VP Income & Growth Fund - Class I                             21,832    10.25      223,717
5    American Century VP International Fund - Class I                               19,319    13.49      260,619
4    Anchor Series Trust Asset Allocation Portfolio - Class 1                       31,037    12.30      381,745
4    Anchor Series Trust Capital Appreciation Portfolio - Class 1                  240,227    12.22    2,934,964
6    Anchor Series Trust Capital Appreciation Portfolio - Class 1                   83,646     9.03      755,154
4    Anchor Series Trust Government and Quality Bond Portfolio - Class 1            68,089    13.40      912,051
4    Anchor Series Trust Growth Portfolio - Class 1                                114,459    10.87    1,244,228
6    Anchor Series Trust Growth Portfolio - Class 1                                 45,562     9.31      424,393
4    Anchor Series Trust Natural Resources Portfolio - Class 1                      14,263    25.11      358,142
6    Anchor Series Trust Natural Resources Portfolio - Class 1                      16,443    19.89      327,059
1    Dreyfus Stock Index Fund, Inc. - Initial shares                               200,562    22.19    4,450,084
6    Dreyfus Stock Index Fund, Inc. - Initial shares                               218,882     9.21    2,015,453
1    Dreyfus VIF Small Company Stock Portfolio - Initial shares                     47,249    14.71      695,019
6    Dreyfus VIF Small Company Stock Portfolio - Initial shares                     53,922    13.18      710,706
1    Fidelity VIP Asset Manager Portfolio - Initial Class                           64,555    18.74    1,209,626

                                  VA II - 39

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED
(Unaudited)

Note F - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies for the period ended September 30, 2005 and the year ended December 31, 2004, are as follows:

                                                                                     Unit
Sub-accounts                                                                Units    Value    Net Assets
---------------------------------------------------------------------------------------------------------
2004 - Continued
6   Fidelity VIP Asset Manager Portfolio - Initial Class                     25,774 $  10.51 $    270,766
1   Fidelity VIP Contrafund Portfolio - Initial Class                        62,149    16.81    1,044,492
5   Fidelity VIP Contrafund Portfolio - Initial Class                        43,335    14.60      632,487
6   Fidelity VIP Contrafund Portfolio - Initial Class                        64,467    11.61      748,429
1   Fidelity VIP Growth Portfolio - Initial Class                           192,660    19.26    3,710,779
6   Fidelity VIP Growth Portfolio - Initial Class                            62,017     7.61      471,880
1   Fidelity VIP High Income Portfolio - Initial Class                       35,723    12.79      456,984
6   Fidelity VIP High Income Portfolio - Initial Class                       14,920    12.22      182,394
5   Fidelity VIP Index 500 Portfolio - Initial Class                         37,848    14.01      530,116
1   Fidelity VIP Investment Grade Bond Portfolio - Initial Class             42,968    16.91      726,746
6   Fidelity VIP Investment Grade Bond Portfolio - Initial Class             25,535    12.73      325,156
1   Fidelity VIP Money Market Portfolio - Initial Class                      82,173    13.47    1,106,569
6   Fidelity VIP Money Market Portfolio - Initial Class                     151,825    10.50    1,594,410
1   Fidelity VIP Overseas Portfolio - Initial Class                          34,619    15.58      539,482
6   Franklin Templeton - Templeton Global Asset Allocation Fund - Class 1    16,693    12.90      215,348
6   JPMorgan Bond Portfolio                                                   9,210    12.17      112,100
6   JPMorgan U.S. Large Cap Core Equity Portfolio                             7,906     8.81       69,650
6   Neuberger Berman AMT Limited Maturity Bond Portfolio - Class I            4,465    11.44       51,059
6   Neuberger Berman AMT Partners Portfolio - Class I                        41,058    11.50      472,365
6   Oppenheimer Global Securities Fund/VA - Non-Service Shares               49,208     9.73      478,659
6   Oppenheimer Main Street Fund/VA - Non-Service Shares                     61,865     9.57      592,065
5   PIMCO VIT Real Return Portfolio - Administrative Class                   19,465    10.75      209,172
4   SunAmerica - Aggressive Growth Portfolio - Class 1                      160,593    10.07    1,617,590
6   SunAmerica - Aggressive Growth Portfolio - Class 1                       45,332     7.69      348,732
4   SunAmerica - SunAmerica Balanced Portfolio - Class 1                    108,914     9.13      993,938
6   SunAmerica - SunAmerica Balanced Portfolio - Class 1                     43,928     8.71      382,752
4   SunAmerica Alliance Growth Portfolio                                    390,025     7.57    2,953,003
6   SunAmerica Alliance Growth Portfolio                                     57,602     7.48      431,077
4   SunAmerica Blue Chip Growth Portfolio                                    17,867     6.01      107,454
4   SunAmerica Cash Management Portfolio                                    242,292    11.13    2,697,266
4   SunAmerica Corporate Bond Portfolio                                      32,652    14.07      459,531
4   SunAmerica Davis Venture Value Portfolio                                160,654    18.31    2,941,081
4   SunAmerica "Dogs" of Wall Street Portfolio                               34,469    11.70      403,134
4   SunAmerica Emerging Markets Portfolio                                    60,706    13.99      849,391
4   SunAmerica Federated American Leaders Portfolio                          33,869    10.46      354,376
4   SunAmerica Global Bond Portfolio                                         19,244    12.63      243,074
6   SunAmerica Global Bond Portfolio                                         31,498    11.56      364,263
4   SunAmerica Global Equities Portfolio                                     68,813     8.36      575,380
4   SunAmerica Goldman Sachs Research Portfolio                               3,393     6.75       22,902
4   SunAmerica Growth Opportunities Portfolio                                23,157     4.59      106,181
4   SunAmerica Growth-Income Portfolio                                      171,459     9.59    1,643,701
6   SunAmerica Growth-Income Portfolio                                       99,403     8.89      883,906
4   SunAmerica High-Yield Bond Portfolio                                     15,311    12.30      188,281
4   SunAmerica International Diversified Equities Portfolio                  72,363     7.89      571,130
4   SunAmerica International Growth and Income Portfolio                     87,556    10.87      951,467
6   SunAmerica Marsico Growth Portfolio                                      47,598    10.79      513,561
4   SunAmerica MFS Massachusetts Investors Trust Portfolio                   64,741     9.03      584,621
4   SunAmerica MFS Mid-Cap Growth Portfolio                                 173,339    10.04    1,740,354
6   SunAmerica MFS Mid-Cap Growth Portfolio                                 137,155     6.08      834,453
4   SunAmerica MFS Total Return Portfolio                                    80,196    13.92    1,116,698
4   SunAmerica Putnam Growth: Voyager Portfolio                             139,411     7.13      994,236
4   SunAmerica Real Estate Portfolio                                         40,451    22.44      907,836
4   SunAmerica Technology Portfolio                                          51,596     2.50      128,826

                                  VA II - 40

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED
(Unaudited)

Note F - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies for the period ended September 30, 2005 and the year ended December 31, 2004, are as follows:

                                                             Unit
Sub-accounts                                        Units    Value  Net Assets
------------------------------------------------------------------------------
2004 - Continued
4   SunAmerica Telecom Utility Portfolio             14,903 $  7.92 $  118,043
4   SunAmerica Worldwide High Income Portfolio        5,483   13.69     75,085
5   UIF Core Plus Fixed Income Portfolio - Class I   15,783   11.12    175,541
5   UIF Money Market Portfolio - Class I             10,506   10.02    105,254
5   UIF U.S. Mid Cap Value Portfolio - Class I       30,208   15.80    477,207
5   VALIC Company I - Small Cap Index Fund           29,120   14.26    415,340
1   Van Eck Worldwide Emerging Markets Fund          21,202   12.39    262,592
1   Van Eck Worldwide Hard Assets Fund               11,058   15.54    171,863

Footnotes
1  Variable Universal Life Policy product.
2  Gallery Life product.
3 Variable Universal Life Policy product or Gallery Life product. 4 Polaris product or Polaris Survivorship product.
5  Executive Advantage product.
6  Gemstone Life product.

                                  VA II - 41

                          AIG LIFE INSURANCE COMPANY
                         (a wholly-owned subsidiary of
                      American International Group, Inc.)

                   REPORT ON AUDITS OF FINANCIAL STATEMENTS

             FOR THE YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002

[LOGO OF PRICEWATERHOUSECOOPERS]

                                                      PricewaterhouseCoopers LLP
                                                      Suite 2900
                                                      1201 Louisiana
                                                      Houston, TX 77002-5678
                                                      Telephone (713) 356-4000

            Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors
AIG Life Insurance Company:

In our opinion, the accompanying balance sheets as of December 31, 2004 and 2003 and the related statements of income, shareholders' equity, cash flows and comprehensive income present fairly, in all material respects, the financial position of AIG Life Insurance Company (an indirect wholly-owned subsidiary of American International Group, Inc.) at December 31, 2004 and 2003, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2004, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 to the financial statements, the Company changed its method of accounting and reporting for certain nontraditional long-duration contracts in 2004.

As discussed in Note 15 to the financial statements, the Company has restated its financial statements as of December 31, 2004 and 2003 and for each of the three years in the period ended December 31, 2004.

PRICEWATERHOUSECOOPERS LLP

April 29, 2005, except for the effects of the Second Restatement discussed in
Note 15 and the updates discussed in Note 8 to the financial statements as to which the date is March 7, 2006.

                          AIG LIFE INSURANCE COMPANY
                                BALANCE SHEETS
                                (in thousands)

                                                           December 31  December 31,
                                                              2004          2003
                                                          ------------- -------------
                                                           (Restated)    (Restated)
Assets
Investments:
Fixed maturities:
   Bonds available for sale, at fair value                $   9,879,583 $   9,834,315
   (cost: 2004 - $9,207,004; 2003 - $9,210,805)
Equity securities available for sale, at fair value               7,782         3,885
   (cost: 2004 - $5,297; 2003 - $3,175)
Mortgage loans on real estate                                   494,343       470,767
Policy loans                                                    254,448       261,908
Other long-term investments                                      57,092        75,355
Derivative assets, at fair value                                 52,886        36,495
Short-term investments, at cost (approximates fair value)        40,666        20,405
                                                          ------------- -------------
   Total investments                                         10,786,800    10,703,130

Cash                                                             12,262             -
Investment income due and accrued                               142,437       147,468
Reinsurance assets                                              118,973       123,500
Deferred policy acquisition costs                               253,774       307,175
Premium and insurance balances receivable                        53,744        41,207
Amounts due from related parties                                 13,159        94,749
Other assets                                                     11,580         6,692
Assets held in separate accounts                              3,218,345     3,209,288
                                                          ------------- -------------
   Total assets                                           $  14,611,074 $  14,633,209
                                                          ============= =============

                See accompanying notes to financial statements.

                          AIG LIFE INSURANCE COMPANY
                                BALANCE SHEETS
                     (in thousands, except share amounts)

                                                         December 31,  December 31,
                                                             2004          2003
                                                         ------------- -------------
                                                          (Restated)    (Restated)
Liabilities
Policyholders' contract deposits                         $   7,016,323 $   7,310,004
Future policy benefits for life and accident
 and health insurance contracts                              2,388,991     2,329,730
Reserve for unearned premiums                                   22,371        23,372
Policy and contract claims                                      99,492        99,925
Amounts due to related parties                                  58,686        19,664
Income taxes payable                                           234,735       212,141
Derivative liabilities, at fair value                           40,494        49,479
Other liabilities                                               65,843        48,863
Liabilities related to separate accounts                     3,218,345     3,209,288
                                                         ------------- -------------
       Total liabilities                                    13,145,280    13,302,466
                                                         ------------- -------------

Shareholders' equity

Series A preferred stock, $100,000 par value;
 2,500 shares authorized, issued and outstanding               250,000       250,000
Common stock, $5 par value; 1,000,000 shares authorized;
 976,703 issued and outstanding                                  4,884         4,884
Additional paid-in capital                                     302,283       302,283
Accumulated other comprehensive income                         388,716       349,823
Retained earnings                                              519,911       423,753
                                                         ------------- -------------
       Total shareholders' equity                            1,465,794     1,330,743
                                                         ------------- -------------
Total liabilities and shareholders' equity               $  14,611,074 $  14,633,209
                                                         ============= =============

                See accompanying notes to financial statements.

                          AIG LIFE INSURANCE COMPANY
                             STATEMENTS OF INCOME
                                (in thousands)

                                                       Years ended December 31,
                                                   --------------------------------
                                                      2004        2003       2002
                                                   ----------  ---------- ----------
                                                   (Restated)  (Restated) (Restated)
Revenues:
   Premiums and other considerations               $  306,411  $  227,243 $ 284,730
   Net investment income                              692,324     706,452   725,399
   Realized capital gains (losses)                     22,430      45,930  (148,439)
                                                   ----------  ---------- ---------
       Total revenues                               1,021,165     979,625   861,690
                                                   ----------  ---------- ---------
Benefits and expenses:
   Death and other benefits                           374,137     317,856   312,090
   Increase in future policy benefits                  38,964       2,883     7,084
   Interest credited on policyholder contract
    deposits                                          306,867     351,518   407,524
   Insurance acquisition and other operating
    expenses                                          126,492     153,321   159,139
                                                   ----------  ---------- ---------
       Total benefits and expenses                    846,460     825,578   885,837
                                                   ----------  ---------- ---------
Income (loss) before income taxes                     174,705     154,047   (24,147)
                                                   ----------  ---------- ---------
Income taxes:
   Current                                             67,265      29,307    22,515
   Deferred                                            (7,354)     23,447   (31,443)
                                                   ----------  ---------- ---------
       Total income tax expense (benefit)              59,911      52,754    (8,928)
                                                   ----------  ---------- ---------
Net income (loss) before cumulative effect of
 accounting change                                    114,794     101,293   (15,219)

Cumulative effect of accounting change, net of tax     (6,911)          -         -
                                                   ----------  ---------- ---------
Net income (loss)                                  $  107,883  $  101,293 $ (15,219)
                                                   ==========  ========== =========

                See accompanying notes to financial statements.

                          AIG LIFE INSURANCE COMPANY
                      STATEMENTS OF SHAREHOLDERS' EQUITY
                                (in thousands)

                                                              Years ended December 31,
                                                       --------------------------------------
                                                           2004          2003         2002
                                                       ------------  ------------  ----------
                                                        (Restated)    (Restated)   (Restated)
Preferred Stock

Balance at beginning and end of year                   $    250,000  $    250,000  $  250,000
                                                       ------------  ------------  ----------
Common stock

Balance at beginning and end of year                          4,884         4,884       4,884
                                                       ------------  ------------  ----------
Additional paid-in capital

Balance at beginning of year                                302,283       212,283     153,283
Capital contribution from parent                                  -        90,000      59,000
                                                       ------------  ------------  ----------
Balance at end of year                                      302,283       302,283     212,283
                                                       ------------  ------------  ----------
Accumulated other comprehensive income
Balance at beginning of year, as previously reported        349,823       180,035      11,279
Adjustments (See Note 15)                                         -             -      24,953
                                                       ------------  ------------  ----------
Balance, as restated                                        349,823       180,035      36,232
Change in net unrealized appreciation of investments -
 net of reclassifications                                    61,570       259,485     225,623
   Deferred income tax expense on above changes             (22,677)      (89,697)    (81,820)
                                                       ------------  ------------  ----------
Balance at end of year                                      388,716       349,823     180,035
                                                       ------------  ------------  ----------
Retained earnings

Balance at beginning of year, as previously reported        423,753       334,060     379,034
Adjustments (See Note 15)                                         -             -     (16,821)
                                                       ------------  ------------  ----------
Balance, as restated                                        423,753       334,060     362,213
Net income (loss)                                           107,883       101,293     (15,219)
Dividends to shareholders                                   (11,725)      (11,600)    (12,934)
                                                       ------------  ------------  ----------
Balance at end of year                                      519,911       423,753     334,060
                                                       ------------  ------------  ----------
       Total shareholders' equity                      $  1,465,794  $  1,330,743  $  981,262
                                                       ============  ============  ==========

                See accompanying notes to financial statements

                          AIG LIFE INSURANCE COMPANY
                           STATEMENTS OF CASH FLOWS
                                (in thousands)

                                                                  Years ended December 31,
                                                           -------------------------------------
                                                               2004         2003         2002
                                                           -----------  -----------  -----------
                                                            (Restated)   (Restated)   (Restated)
Cash flows from operating activities:
   Net income (loss)                                       $   107,883  $   101,293  $   (15,219)

Adjustments to reconcile net income
 to net cash provided by operating activities:
   Change in insurance reserves                                 50,916       20,218      (67,816)
   Change in accounting principles                               6,911            -            -
   Change in premiums and insurance balances
    receivable and payable - net                                 5,976      (11,905)      18,032
   Change in reinsurance assets                                  4,530      (44,575)      36,116
   Change in deferred policy acquisition costs                  63,458       37,272       29,812
   Change in other policyholders' contracts                   (107,347)     (51,489)    (252,766)
   Interest credited to policyholder contracts                 306,867      351,518      407,524
   Change in investment income due and accrued                   5,031       10,328       (3,081)
   Realized capital (gains) losses                             (22,430)     (45,930)     148,439
   Change in income taxes - net                                    (83)      26,480      (57,828)
   Change in reserves for commissions, expenses and taxes        2,002        9,163      (61,038)
   Amortization of premiums and discounts on securities        (33,678)      (8,669)      (9,661)
   Change in other assets and liabilities - net                 23,593      (46,146)      32,450
                                                           -----------  -----------  -----------
Net cash provided by operating activities                      413,629      347,558      204,964

Cash flows from investing activities:
   Sale of fixed maturities                                  3,106,933    4,188,555    3,307,316
   Redemptions and maturities of fixed maturities              716,121      493,880      667,900
   Sale of equity securities                                     1,409       33,802       11,789
   Sale of real estate                                               -            -       11,424
   Purchase of fixed maturities                             (3,809,615)  (4,551,183)  (4,678,000)
   Purchase of equity securities                                (3,153)      (4,763)         (68)
   Purchase of real estate                                      (1,319)      (4,231)           -
   Mortgage loans funded                                       (72,181)    (142,539)     (49,439)
   Repayments of mortgage loans                                 48,547       32,694       54,016
   Change in policy loans                                        7,460       84,946      (19,231)
   Change in short-term investments                            (20,260)      24,382      133,530
   Sales or distributions of other long-term investments        24,229       19,027       31,378
   Investments in other long-term investments                    1,871       (1,699)     (18,469)
   Other - net                                                   6,330       (3,895)     (58,536)
                                                           -----------  -----------  -----------
Net cash provided by (used in) investing activities              6,372      168,976     (606,390)

Cash flows from financing activities:
   Deposits on policyholder contracts                          149,355      185,933    1,112,583
   Withdrawals on policyholder contracts                      (635,369)    (749,867)    (698,884)
   Capital contribution from parent                             90,000       59,000            -
   Dividends to shareholders                                   (11,725)     (11,600)     (12,934)
                                                           -----------  -----------  -----------
Net cash provided by (used in) financing activities           (407,739)    (516,534)     400,765
                                                           -----------  -----------  -----------
Change in cash                                                  12,262            -         (661)
Cash at beginning of period                                          -            -          661
                                                           -----------  -----------  -----------
Cash at end of year                                             12,262            -            -
                                                           ===========  ===========  ===========

                See accompanying notes to financial statements.

                          AIG LIFE INSURANCE COMPANY
                      STATEMENTS OF COMPREHENSIVE INCOME
                                (in thousands)

                                                      Years ended December 31,
                                                 ----------------------------------
                                                    2004        2003        2002
                                                 ----------  ----------  ----------
                                                 (Restated)  (Restated)  (Restated)
Comprehensive income

Net income (loss)                                $  107,883  $  101,293  $  (15,219)

Other comprehensive income

Change in net unrealized appreciation of
 investments - net of reclassifications              61,570     259,485     225,623
   Deferred income tax expense on above changes     (22,678)    (89,697)    (81,820)
                                                 ----------  ----------  ----------
Other comprehensive income                           38,892     169,788     143,803
                                                 ----------  ----------  ----------
Comprehensive income                             $  146,775  $  271,081  $  128,584
                                                 ==========  ==========  ==========

                See accompanying notes to financial statements.

                          AIG LIFE INSURANCE COMPANY
                         NOTES TO FINANCIAL STATEMENTS

1.  Nature of Operations

    AIG Life Insurance Company (the "Company") is part of the Domestic Life Insurance Division (the "Life Division") of American International Group, Inc. ("AIG"), its ultimate parent. The Company, domiciled in Delaware, has been doing business since 1962 as a provider of individual and group life insurance, fixed, variable, terminal funding annuities, immediate annuities, and structured settlement contracts. The Company is currently licensed to write and reinsure life, annuity and accident and health business in the District of Columbia, Puerto Rico and all states except New York.

2.  Summary of Significant Accounting Policies

     (a) Basis of Presentation: The financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. These estimates and assumptions are particularly significant with respect to investments, deferred policy acquisition costs and future policy benefits. Ultimate results could differ from those estimates.

     (b) Statutory Accounting: The Company is required to file financial statements with state regulatory authorities. State insurance laws and regulations prescribe accounting practices for calculating statutory net income and equity. In addition, state regulators may permit statutory accounting practices that differ from prescribed practices. The use of such permitted practices by the Company did not have a material effect on statutory capital and surplus at December 31, 2004. Statutory net income and capital and surplus of the Company are as follows:

                                                    2004       2003
                                                 ---------- ----------
                                                    (in thousands)
         Statutory net income                    $  131,585 $   82,085
         Statutory capital and surplus           $  739,951 $  629,521

         The more significant differences between GAAP and statutory accounting principles are that under GAAP: (a) acquisition costs related to acquiring new business are deferred and amortized (generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins), rather than being charged to operations as incurred; (b) future policy benefits are based on management's best estimates of mortality, interest and withdrawals generally representing the Company's experience, which may differ from those based on statutory mortality and interest requirements without consideration of withdrawals;
         (c) certain assets (principally furniture and equipment, agents' debit balances, computer software and certain other receivables) are reported as assets rather than being charged to retained earnings;
         (d) acquisitions are accounted for using the purchase method of accounting rather than being accounted for as equity investments; and
         (e) fixed maturity investments are carried at fair value rather than amortized cost. In addition, statutory accounting principles require life insurance companies to establish an asset valuation reserve ("AVR") and an interest maintenance reserve ("IMR"). The AVR is designed to address the credit-related risk for bonds, preferred stocks, derivative instruments and mortgages and market risk for common stocks, real estate and other invested assets. The IMR is composed of related realized gains and losses that result from interest rate fluctuations. These realized gains and losses, net of tax, are amortized into income over the expected remaining life of the asset sold or the liability released.

     (c) Insurance Contracts: The insurance contracts accounted for in these financial statements include primarily long-duration contracts. Long-duration contracts include limited payment, endowment, guaranteed renewable term life, universal life and investment contracts. Long-duration contracts generally require the performance of various functions and services over a period of more than one year. The contract provisions generally cannot be changed or canceled by the insurer during the contract period; however, most new contracts written by the Company allow the insurer to revise certain elements used in determining premium rates or policy benefits, subject to guarantees stated in the contracts.

     (d) Investments: Fixed maturities classified as available-for-sale are recorded at fair value. Interest income with respect to fixed maturity securities is accrued currently. Included in fixed maturities available for sale are collateralized mortgage obligations ("CMOs"). Premiums and discounts arising from the purchase of CMOs are treated as yield adjustments over their estimated lives. Common and non-redeemable preferred stocks are carried at fair value. Dividend income is generally recognized on ex-dividend dates. Short-term investments consist of interest bearing cash accounts and money market instruments, and are carried at cost, which approximates fair value.

         Unrealized gains and losses from investments in equity securities and fixed maturities available for sale are reflected as a separate component of comprehensive income, net of related deferred acquisition cost amortization and deferred income taxes in shareholders' equity.

         Realized capital gains and losses are determined principally by specific identification. The Company evaluates its investments for impairment.

         As a matter of policy, the determination that a security has incurred an other-than-temporary decline in value and the amount of any loss recognition requires the judgement of the Companies management and a continual review of its investment.

         In general, a security is considered a candidate for impairment if it meets any of the following criteria: Trading at a significant (25 percent or more) discount to par, amortized cost (if lower) or cost for an extended period of time (nine months or longer); The occurrence of a discrete credit event resulting in (i) the issuer defaulting on a material outstanding obligation; or (ii) the issuer seeking protection from creditors under the bankruptcy laws or any similar laws intended for the court supervised reorganization of insolvent enterprises; or
         (iii) the issuer proposing a voluntary reorganization pursuant to which creditors are asked to exchange their claims for cash or securities having a fair value substantially lower than par value of their claims; or in the opinion of the Company's management, the Company does not have the ability or intent to hold the investment until recovery, irrespective of the occurrence of one of the foregoing events.

         Once a security has been identified as impaired, the amount of such impairment is determined by reference to that security's contemporaneous market price, and recorded as a realized capital loss.

         Mortgage loans on real estate are carried at the unpaid principal balance less unamortized loan origination fees and costs and net of an allowance for uncollectible loans. The allowance for losses covers estimated losses based on our assessment of risk factors such as potential non-payment or non-monetary default. The allowance is primarily based on a loan-specific review. Loans for which the Company determines that collection of all amounts due under the contractual terms is not probable are considered to be impaired. The Company generally looks to the underlying collateral for repayment of impaired loans. Therefore, impaired loans are reported at the lower of amortized cost or fair value of the underlying collateral, less estimated cost to sell. There was no allowance for uncollectible loans at December 31, 2004 and 2003.

         Policy loans are carried at the aggregate unpaid principal balance. There is no allowance for policy loans, as these loans serve to reduce the death benefits paid when the death claim is made and the balances are effectively collateralized by the cash surrender value of the policy.

         Other long-term investments consist primarily of limited partnerships and other investments not classified elsewhere herein. Partnerships in which the Company holds less than a five percent interest are carried at fair value and the change in fair value is recognized as a component of other comprehensive income. Partnerships in which the Company holds a five percent or more interest are carried at net asset value. The changes in such net asset values accounted for under the equity method are recorded in earnings through net investment income.

         Securities held under collateral agreements consists primarily of invested collateral with respect to the Company's securities lending program. The Company has entered into a securities lending agreement with an affiliated lending agent, which authorizes the agent to lend securities held in the Company's portfolio to a list of authorized borrowers. The Company receives primarily cash collateral in an amount in excess of the market value of securities loaned. The affiliated lending agent monitors the daily market value of securities loaned with respect to the collateral value and obtains additional collateral when necessary to ensure that collateral is maintained at a minimum of 102% of the value of the loaned securities. Such collateral is not available for the general use of the Company. Income earned on the collateral, net of interest paid on the securities lending agreements and the related management fees paid to administer the program, is recorded as investment income in the statements of income and comprehensive income.

         Throughout the year, the Company enters into dollar roll repurchase agreements, which involve the sale (delivery) of mortgage-backed securities ("MBS") and the repurchase of substantially the same pool of securities at a specific price in the future. Such transactions typically involve highly rated government agency securities and are short-term in nature, typically with a period of 30 days. These dollar roll agreements are utilized by the Company as a financing strategy to enhance the return on its MBS portfolio. At December 31, 2004 and 2003, the Company had no dollar roll agreements outstanding.

         Interest on fixed maturity securities and performing mortgage loans is recorded as income when earned and is adjusted for any amortization of premium or discount. Interest on delinquent mortgage loans is recorded as income when received. Dividends are recorded as income on ex-dividend dates.

         Income on mortgage-backed securities is recognized using a constant effective yield based on estimated prepayments of the underlying mortgages. If actual prepayments differ from estimated prepayments, a new effective yield is calculated and the net investment in the security is adjusted accordingly. The adjustment is recognized in net investment income.

     (e) Deferred Acquisition Costs ("DAC"): DAC consists of commissions and other costs that vary with and are primarily related to the production or acquisition of new business. Policy acquisition costs for traditional life insurance products are generally deferred and amortized over the premium paying period of the policy. Policy acquisition costs related to universal life and investment-type products (non-traditional products) are deferred and amortized, with interest, in relation to estimated gross profits ("EGPs") to be realized over the estimated lives of the contracts. EGPs are composed of net investment income, net realized investment gains and losses, mortality and expense margins and surrender charges. The Company reviews for reasonability, the carrying amounts of DAC on at least an annual basis.

         Management considers estimated future gross profits or future premiums, expected mortality, interest earned and credited rates, persistency, and expenses in determining whether the carrying amount is recoverable. Any amounts deemed unrecoverable are charged to expense.

         With respect to the Company's variable life and annuity contracts, the assumption for the long-term annual net growth of the separate and variable account assets used by the Company in the determination of DAC amortization is approximately 10% (the "long-term growth rate assumption"). The Company uses a "reversion to the mean" methodology which allows the Company to maintain this 10% long-term growth rate assumption, while also giving consideration to the effect of short-term swings in the equity markets. For example, if performance were 15% during the first year following the introduction of a product, the DAC model would assume that market returns for the following five years (the "short-term growth rate assumption") would approximate 9%, resulting in an average annual growth rate of 10% during the life of the product. Similarly, following periods of below 10% performance, the model will assume a short-term growth rate higher than 10%. A DAC adjustment will occur if management considers the short-term growth rate (i.e., the growth rate required to revert to the mean 10% growth rate over a five-year period) to be unachievable. The use of a reversion to the mean assumption is common within the industry; however, the parameters used in the methodology are subject to judgment and vary among companies.

         DAC is adjusted with respect to non-traditional products as a result of changes in the net unrealized gains or losses on debt and equity securities available for sale. That is, as fixed maturity and equity securities available for sale are carried at aggregate fair value, an adjustment is made to deferred policy acquisition costs equal to the change in amortization that would have been recorded if such securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. The adjustment, net of tax, is included with the change in net unrealized gains or losses on fixed maturity and equity securities available for sale that is recorded directly to other comprehensive income.

     (f) Income Taxes: The Company joins in a consolidated federal income tax return with AIG and its domestic subsidiaries. The Company and AIG have a written tax allocation agreement whereby AIG agrees not to charge the Company a greater portion of the consolidated tax liability than would have been paid by the Company if it had filed a separate return. Additionally, AIG agrees to reimburse the Company for any tax benefits, if any, arising out of its net losses and tax credits within ninety days after the filing of that consolidated tax return for the year in which these losses and tax credits are utilized. Deferred federal income taxes are provided for temporary differences related to the expected future tax consequences of events that have been recognized in the Company's financial statements or tax returns, at the enacted tax rates expected to be in effect when the temporary differences reverse. The effect of a tax rate change is recognized in income in the period of enactment. State income taxes are included in income tax expense.

         A valuation allowance for deferred tax assets is provided if it is more likely than not that some portion of the deferred tax asset will not be realized. An increase or decrease in a valuation allowance that results from a change in circumstances that causes a change in judgment about the realizability of the related deferred tax asset is included in income.

     (g) Premium Recognition and Related Benefits and Expenses: Most receipts for annuities and interest-sensitive life insurance policies are classified as deposits instead of revenue. Revenues for these contracts consist of mortality, expense, and surrender charges and are included in premiums and other considerations. Policy charges that compensate the Company for future services are deferred and recognized in income over the period earned, using the same assumptions used to amortize DAC.

         Premiums for traditional life insurance products are recognized when due. A liability for future policy benefits is recorded using the net level premium method.

         For limited payment contracts, primarily the Company's life contingent annuities and terminal funding contracts, net premiums are recorded as revenue when due and the difference between the gross premium and the net premium is deferred and recognized in income in a constant relationship to the amount of expected future benefit payments. Reserves for these contracts are based on estimates of the cost of future policy benefits.

         Premiums on accident and health premiums are reported as earned over the contract term. The portion of accident and health premiums which is not earned at the end of a reporting period is recorded as reserves for unearned premiums.

     (h) Policy and Contract Claims: Policy and contract claims include amounts representing: (1) the actual in-force amounts for reported life claims and an estimate of incurred but unreported claims, and, (2) an estimate, based upon prior experience, for accident and health claims reported and for incurred but unreported losses. The methods of making such estimates and establishing the resulting reserves are continually reviewed and updated and any adjustments resulting therefrom are reflected in income currently.

     (i) Separate and Variable Accounts: Separate and variable accounts represent funds for which investment income and investment gains and losses accrue directly to the policyholders who bear the investment risk, except to the extent of minimum guarantees made by the Company with respect to certain amounts. Each account has specific investment objectives, and the assets are carried at fair value. The assets of each account are legally segregated and are not subject to claims which arise out of any other business of the Company. Investment income, realized investment gains (losses) and policyholder account deposits and withdrawals related to separate accounts are excluded from the statements of income, comprehensive income and cash flows. The Company receives administrative fees for managing the funds and other fees for assuming mortality and certain expense risks. Such fees are included in premiums and other considerations in the statements of income.

     (j) Guaranteed Minimum Death Benefits: A majority of the Company's variable annuity products are issued with a death benefit feature which provides that, upon the death of a contractholder, the contractholder's beneficiary will receive the greater of (1) the contractholder's account value, or (2) a guaranteed minimum death benefit (the "GMDB") that varies by product. These benefits have issue age and other restrictions to reduce mortality risk exposure. The Company bears the risk that death claims following a decline in the financial markets may exceed contractholder account balances, and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided. The Company limits this risk through the use of reinsurance arrangements. Prior to January 1, 2004, the Company expensed GMDB-related benefits in the period incurred, and therefore did not provide reserves for future benefits. Effective January 1, 2004, the Company does provide reserves for future GMDB-related benefits pursuant to the adoption of Statement of Position 03-01, Accounting and Reporting by Insurance Enterprises for Certain Non-traditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-01"). The GMDB liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. Changes in liabilities for minimum guarantees are included in guaranteed minimum death benefits in the statement of income. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to guaranteed minimum death benefits expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

     (k) Reinsurance: The Company generally limits its exposure to loss on any single insured to $2.5 million by ceding additional risks through reinsurance contracts with other insurers. On an exception basis, the Company can increase its exposure to loss on any single insured up to $5.0 million. The Company diversifies its risk of reinsurance loss by using a number of reinsurers that have strong claims-paying ability ratings. If the reinsurer could not meet its obligations, the Company would reassume the liability, as the Company remains primarily liable to the policyholder.

         Reinsurance assets include the balances due from both reinsurance and insurance companies under the terms of the Company's reinsurance arrangements for ceded unearned premiums, future policy benefits for life and accident and health insurance contracts, policyholder contract deposits and policy and contract claims.

     (l) Derivatives: The Company takes positions from time to time in certain derivative financial instruments in order to mitigate the impact of changes in interest rates or equity markets on cash flows or certain policyholder liabilities. Financial instruments used by the Company for such purposes include interest rate swaps and foreign currency swaps. The Company recognizes all derivatives in the balance sheet at fair value.

         Statement of Financial Accounting Standards No. 133 - "Accounting for Derivative Instruments and Hedging Activities" (FAS 133) requires that third-party derivatives used for hedging must be specifically matched with the underlying exposures to an outside third party and documented contemporaneously to qualify for hedge accounting treatment. The Company continues to believe its hedging activities have been and remain economically effective, but do not currently qualify for hedge accounting. The impact of fair value adjustments on derivatives which do not qualify for hedge accounting have been recorded in net realized capital gains (losses).

     (m) Reclassifications: Certain prior period items have been reclassified to conform to the current period presentation.

     (n) Recently Issued Accounting Standards: In January 2003, FASB issued Interpretation No. 46, "Consolidation of Variable Interest Entities" ("FIN46"). FIN46 changes the method of determining whether certain entities should be consolidated in the Company's financial statements. An entity is subject to FIN 46 and is called a Variable Interest Entity ("VIE") if it has (i) equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or (ii) equity investors that cannot make significant decisions about the entity's operations, or do not absorb the expected losses or receive the expected returns of the entity. A VIE is consolidated by its primary beneficiary, which is the party that has a majority of the expected losses or a majority of the expected residual returns of the VIE, or both. All other entities, not considered VIEs, are evaluated for consolidation under existing guidance. In December 2003, the FASB issued a revision to Interpretation No. 46 ("FIN46R").

         The provisions of FIN46R are to be applied immediately to VIEs created after January 31, 2003, and to VIEs in which the Company obtains an interest after that date. For VIEs in which the Company holds a variable interest that is acquired before February 1, 2003, FIN46R was applied as of December 31, 2003. For any VIEs that must be consolidated under FIN46R that were created before February 1, 2003, the assets, liabilities and noncontrolling interest of the VIE would be initially measured at their carrying amounts with any difference between the net amount added to the balance sheet and any previously recognized interest being recognized as the cumulative effect of an accounting change.

         The adoption of FIN46R did not have a significant impact on the Company's results of operations or financial condition.

         The following VIE activities are not consolidated by the Company under FIN46R:

         (i) The Company uses VIEs primarily in connection with certain guaranteed investment contract programs (GIC Programs). In the GIC Programs, the Company provides guaranteed investment contracts to VIEs which are not controlled by the Company, and in which the Company does not have a direct variable interest, as defined under FIN46R, in the entity. The VIE issues notes or bonds which are sold to third party institutional investors. The Company has no obligation to the investors in the notes or bonds. The proceeds from the securities issued by the VIE are invested by the VIE in the GICs. The Company uses their proceeds to invest in a diversified portfolio of securities, primarily investment grade bonds. Both the assets and the liabilities of the Company arising from these GIC Programs are presented in the Company's balance sheet.

         (ii)The Company manages collateralized bond and loan obligation trusts (collectively, collateralized debt obligation trust or CDO trust). As asset manager, the Company receives fees for management of the assets held in the CDO trust, which support the issuance of securities sold by the CDO trust. The Company may take minority equity and/or fixed-income security interest in the CDO trust. The Company has entered into such arrangements to expand its asset management activities. Third-party investors have recourse only to the CDO trust, and have no recourse to the Company. The Company does not consolidate these CDO trusts, pursuant to FIN46R.

        (iii)The Company also invests in assets of VIEs. These VIEs are established by unrelated third parties. Investments include collateralized mortgage backed securities and similar securities backed by pools of mortgages, consumer receivables or other assets. The investment in these VIEs allows the Company to purchase assets permitted by insurance regulations while maximizing their return on these assets. These VIEs are not consolidated by the Company pursuant to FIN46R.

         In July 2003, the American Institute of Certified Public Accountants ("AICPA") issued SOP 03-01. This statement is effective as of January 1, 2004 and requires the Company to recognize a liability for GMDB, as discussed above, related to its variable annuity and variable life contracts and modifies certain disclosures and financial statement presentations for these products. The one-time cumulative accounting change upon adoption was $6.9 million, after taxes, and recorded in the first quarter of 2004. In addition, under SOP 03-01, variable annuity assets held in separate accounts continue to be measured at fair value and reported in summary total on the Company's financial statements, with an equivalent summary total reported for related liabilities, if the separate account arrangement meets certain specified conditions. Assets underlying the Company's interest in a separate account (separate account seed money) do not qualify for separate account accounting and reporting. The Company is required to "look through" the separate account for the purposes of accounting for its interest therein, and account for and classify separate account seed money based on its nature as if the assets of the separate account underlying the Company's interest were held directly by the general account rather than through the separate account structure. The adoption of SOP 03-01 did not have a material impact on the Company's separate accounts or separate account seed money.

         In March 2004, the EITF of the FASB reached a final consensus on Issue 03-01, "Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments." This Issue establishes impairment models for determining whether to record impairment losses associated with investments in certain equity and debt securities. It also requires income to be accrued on a level-yield basis following an impairment of debt securities, where reasonable estimates of the timing and amount of future cash flows can be made. The Company's policy is generally to record income only as cash is received following an impairment of a debt security. In September 2004, the FASB issued Staff Position ("FSP") EITF 03-01-1, which defers the effective date of a substantial portion of EITF 03-01, from the third quarter of 2004, as originally required by the EITF, until such time as FASB issues further implementation guidance, which is expected sometime in 2005. The Company will continue to monitor developments concerning this Issue and is currently unable to estimate the potential effects of implementing EITF 03-01 on the Company's financial position or results of operations.

         In June 2004, the FASB issued FSP No. 97-1, "Situations in Which Paragraphs 17(b) and 20 of FASB Statement No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, Permit or Require Accrual of an Unearned Revenue Liability." FSP 97-1 clarifies the accounting for unearned revenue liabilities of certain universal-life type contracts under SOP 03-1. The Company's adoption of FSP 97-1 on July 1, 2004 did not change the accounting for unearned revenue liabilities and, therefore, had no impact on the Company's financial position or results of operations. In September 2004, the AICPA SOP 03-1 Implementation Task Force issued a Technical Practice Aid ("TPA") to clarify certain aspects of SOP 03-1. The Company is currently evaluating the effect of the implementation of this TPA in its operations on the Company's financial position or results of operations.

         In December 2004, the FASB issued statement No. 123 (revised 2004) ("FAS 123R"), "Share-Based Payment." FAS 123R replaces FASB Statement No. 123 ("FAS 123"), "Accounting for Stock-based Compensation," and supersedes APB Opinion No. 25, "Accounting for Stock Issued to Employees." FAS 123, as originally issued in 1995, established as preferable a fair-value-based method of accounting for share-based payment transactions with employees. On January 1, 2003, AIG adopted the recognition provisions of FAS 123. The effect of the compensation costs, as determined consistent with FAS 123, was not computed on a subsidiary basis, but rather on a consolidated basis for all subsidiaries of AIG and, therefore, are not presented herein. FAS 123R is effective for the annual periods beginning after June 15, 2005. AIG and the Company are currently assessing the impact of FAS 123R and believe the impact will not be material to AIG's or the Company's results of operations.

3.  Investment Information

     (a) Net Investment Income: An analysis of net investment income is as follows (in thousands):

                                                Years ended December 31,
                                           ----------------------------------
                                              2004        2003        2002
                                           ----------  ----------  ----------
                                           (Restated)  (Restated)  (Restated)
     Fixed maturities                      $  629,928  $  648,416  $  655,148
     Equity securities                             13       1,446       2,722
     Mortgage loans                            33,470      31,785      28,360
     Policy loans                              18,285      24,367      27,636
     Cash and short-term investments              673         520       1,702
     Other long-term investments               16,349       7,957      14,105
                                           ----------  ----------  ----------
        Total investment income               698,718     714,491     729,673

     Investment expenses                       (6,394)     (8,039)     (4,274)
                                           ----------  ----------  ----------
        Net investment income              $  692,324  $  706,452  $  725,399
                                           ==========  ==========  ==========

     (b) Investment Gains and Losses: The net realized capital gains (losses) and change in unrealized appreciation (depreciation) of investments for 2004, 2003 and 2002 are summarized below (in thousands):

                                                                   Years ended December 31,
                                                              ----------------------------------
                                                                 2004       2003         2002
                                                              ---------- ----------  -----------
                                                              (Restated) (Restated)   (Restated)
         Realized gains (losses) on investments:
         Fixed maturities                                     $  (2,703) $   27,352  $   (61,748)
         Equity securities                                          422       1,804       (7,304)
         Mortgage loans                                               -        (448)           -
         Derivatives                                             33,517      21,713      (28,450)
         Other long-term investments                             (8,806)     (4,491)     (50,937)
                                                              ---------  ----------  -----------
         Realized gains (losses)                              $  22,430  $   45,930  $  (148,439)
                                                              =========  ==========  ===========
         Change in net unrealized appreciation (depreciation)
          of investments:
         Fixed maturities                                     $  49,069  $  302,768  $   259,353
         Equity securities                                        1,775      (1,587)       7,976
         Deferred policy acquisition costs                       10,726     (41,696)     (41,706)
                                                              ---------  ----------  -----------
         Change in net unrealized appreciation (depreciation)
          of investments                                      $  61,570  $  259,485  $   225,623
                                                              =========  ==========  ===========

         During 2004, 2003 and 2002, gross gains of $59,556,000, $122,172,000 and $101,318,000, respectively, and gross losses of $60,759,000, $96,220,000 and $194,501,000, respectively, were realized on dispositions of fixed maturity investments. The 2004, 2003 and 2002 losses include writedowns of $13,357,000, $48,860,000 and $50,430,000, respectively, for certain securities available for sale, which experienced a decline in value that was deemed other than temporary. The determination that a security has incurred an other than temporary decline in value and the amount of any loss recognition requires the judgement of the Company's management and a continual review of its investments.

         During 2004, 2003 and 2002, gross gains of $422,000, $1,873,000 and
         $465,000, respectively, and gross losses of $0, $69,000 and $7,769,000, respectively, were realized on dispositions of equity securities.

         During 2004, the Company recognized a $7,318,776 write-down on its investment in a joint venture partnership.

         The following table summarizes the gross unrealized losses and cost on fixed maturities and equity securities, aggregated by the length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2004 (in thousands).

                           12 months or less  Greater than 12 months         Total
                          ------------------- ---------------------- ---------------------
                           Fair    Unrealized  Fair      Unrealized    Fair     Unrealized
    December 31, 2004      Value     Losses    Value       Losses      Value      Losses
    --------------------  -------- ----------  --------  ----------  ---------- ----------
       Fixed maturities   $811,059  $22,018   $192,468    $20,386    $1,003,527  $42,404
       Equity Securities     3,440      440          -          -         3,440      440
                          --------  -------    --------   -------    ----------  -------
       Total              $814,499  $22,458   $192,468    $20,386    $1,006,967  $42,844
                          ========  =======    ========   =======    ==========  =======

         As of December 31, 2004, the Company held 210 and 1 of individual bond and stock investments that were in an unrealized loss position, of which 40 individual investments (bonds) were in an unrealized loss position continuously for 12 months or more.

         The Company regularly reviews its investments for possible impairments based on the criteria discussed in Note 2. The determination that a security has incurred an other-than-temporary decline in value and the amount of any loss recognition requires the judgment of the Company's management and a continual review of its investments. As of December 31, 2004, all of the unrealized losses in the table shown above were considered to be temporary based on the results of this review.

         The Company recorded impairment losses net of taxes of $8,422,151 in 2004.

     (c) Amortized Cost and Fair Value of Fixed Maturities and Equity
         Securities: The amortized cost and fair value of investments in fixed maturities and equity securities at December 31, 2004 and 2003 are as follows (in thousands):

                                                                Gross      Gross
                                                  Amortized   Unrealized Unrealized    Fair
        2004                                        Cost        Gains      Losses      Value
        ----                                     ------------ ---------- ---------- ------------
        Fixed maturities:
           U.S. Government and government
            agencies and authorities             $     66,124 $   12,039 $     238  $     77,925
           Foreign Governments                        102,437      7,976        38       110,375
           States, municipalities and political
            subdivisions                               36,141      4,348       200        40,289
           Mortgage-backed securities               1,115,677     54,862     3,525     1,167,014
           All other corporate                      7,886,625    635,758    38,403     8,483,980
                                                 ------------ ---------- ---------  ------------
        Total fixed maturities                   $  9,207,004 $  714,983 $  42,404  $  9,879,583
                                                 ============ ========== =========  ============
        Equity securities                        $      5,297 $    2,925 $     440  $      7,782
                                                 ============ ========== =========  ============

     (c) Amortized Cost and Fair Value of Fixed Maturities and Equity Securities - (continued):

                                                                                 Gross      Gross
                                                                   Amortized   Unrealized Unrealized     Fair
      2003                                                            Cost       Gains      Losses      Value
      ----                                                        ------------ ---------- ---------- ------------
                                                                   (Restated)  (Restated) (Restated)  (Restated)
         Fixed maturities:
         U.S. Government and government agencies and authorities  $     60,499 $   15,079 $      43  $     75,535
         Foreign Governments                                            77,051      5,100       397        81,754
         States, municipalities and Political subdivisions              30,837      4,051       153        34,735
         Mortgage-backed securities                                  1,081,357     59,326     1,587     1,139,096
         All other corporate                                         7,961,061    609,429    67,295     8,503,195
                                                                  ------------ ---------- ---------  ------------
      Total fixed maturities                                      $  9,210,805 $  692,985 $  69,475  $  9,834,315
                                                                  ============ ========== =========  ============
      Equity securities                                           $      3,175 $      710 $       -  $      3,885
                                                                  ============ ========== =========  ============

    The amortized cost and fair value of fixed maturities, available for sale at December 31, 2004, by contractual maturity, are shown below (in thousands). Actual maturities could differ from contractual maturities because certain borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                           Amortized      Fair
                                                             Cost         Value
                                                          ------------ ------------
     Fixed maturity securities, excluding mortgage-backed
      securities:
        Due in one year or less                           $    443,199 $    451,481
        Due after one year through five years                1,646,489    1,740,183
        Due after five years through ten years               2,051,877    2,186,330
        Due after ten years                                  3,949,762    4,334,575
     Mortgage-backed securities                              1,115,677    1,167,014
                                                          ------------ ------------
        Total fixed maturity securities                   $  9,207,004 $  9,879,583
                                                          ============ ============

     (d) Net Unrealized Gains (Losses) on Fixed Maturities and Equity
         Securities: Net unrealized gains (losses) on fixed maturities and equity securities included in accumulated other comprehensive income at December 31 are as follows (in thousands):

                                                  2004       2003       2002
                                               ---------  ---------- ----------
                                                          (Restated) (Restated)
      Gross unrealized gains                   $ 717,908  $ 693,695  $ 608,187
      Gross unrealized losses                    (42,844)   (69,475)  (285,148)
      Deferred policy acquisition costs          (72,676)   (83,402)   (41,706)
      Deferred income tax expense               (213,673)  (190,995)  (101,298)
                                               ---------  ---------  ---------
      Net unrealized gains on securities       $ 388,715  $ 349,823  $ 180,035
                                               =========  =========  =========

     (e) Fixed Maturities Below Investment Grade: At December 31, 2004 and 2003, the fixed maturities held by the Company that were below investment grade had an aggregate amortized cost of $605,708,000 and $831,328,000, respectively, and an aggregate market value of $643,178,000 and $823,132,000, respectively.

     (f) Non-income Producing Assets: Non-income producing assets were insignificant to the Company's statement of income.

     (g) Investments Greater than 10% of Equity: There were no individual investment securities in which the market value exceeded 10% of the Company's total shareholders' equity at December 31, 2004.

     (h) Statutory Deposits: Securities with a carrying value of $3,395,000 and $3,387,000 were deposited by the Company under requirements of regulatory authorities as of December 31, 2004 and 2003, respectively.

     (i) Mortgage Loans: At December 31, 2004, mortgage loans were collateralized by properties primarily located in seven geographic areas, with loans totaling approximately 53% of the aggregate carrying value of the portfolio secured by properties located in the Northeast region, 15% in the West region and 12% in the Mid-Atlantic region, 9% in the Southeast and 8% in the Mid-west. No more than 3% of the portfolio was secured by properties in any other single geographic region.

         At December 31, 2004, the type of property collateralizing the mortgage loan portfolio was approximately 53% for office, 14% for residential, 10% for hotels, 9% for industrial, 8% for retail and 6% for other.

4.  Deferred Policy Acquisition Costs

         The following reflects deferred policy acquisition costs (commissions, direct solicitation and other costs) which will be amortized against future income and the related current amortization charged to income, excluding certain amounts deferred and amortized in the same period (in thousands).

                                                    Years ended December 31,
                                                  ----------------------------
                                                    2004      2003      2002
                                                  --------  --------  --------
          Balance at beginning of year            $307,175  $386,258  $457,694
          Acquisition costs deferred                10,254    53,661    51,983
          Amortization charged to income           (74,381)  (91,048)  (76,703)
          Effect of net unrealized gains(losses)    10,726   (41,696)  (41,706)
          DAC transfer for terminated reinsurance       --        --    (5,010)
                                                  --------  --------  --------
          Balance at end of year                  $253,774  $307,175  $386,258
                                                  ========  ========  ========

         During 2002, the Company terminated a YRT reinsurance treaty with an affiliate relating to certain assumed group accident and health business. The Company expensed deferred policy acquisition costs totaling $5.0 million recorded with respect to this treaty.

5.  Policyholder Contract Deposits and Future Policy Benefits

     (a) The analysis of the future policy benefits and policyholder contract deposits at December 31, 2004 and 2003 follows (in thousands):

                                                     2004       2003
                                                  ---------- ----------
         Policyholder contract deposits:
         Annuities                                $3,698,107 $3,831,436
         Universal life                              445,538    432,318
         Guaranteed investment contracts ("GICs")  1,247,678  1,405,624
         Corporate-owned life insurance            1,593,169  1,606,894
         Other contract deposits                      31,831     33,732
                                                  ---------- ----------
                                                  $7,016,323 $7,310,004
                                                  ========== ==========

                                                     2004       2003
                                                  ---------- ----------
                                                  (Restated) (Restated)
         Future policy benefits:
         Ordinary life                            $   71,398 $   68,919
         Group life                                   19,234     17,081
         Life contingent annuities                 1,049,910  1,023,355
         Terminal funding                          1,133,143  1,112,932
         Accident and health                         115,306    107,443
                                                  ---------- ----------
                                                  $2,388,991 $2,329,730
                                                  ========== ==========

     (b) The liability for policyholder contract deposits has been established based on the following assumptions:

         (i) Interest rates credited on deferred annuities, which vary by territory and year of issuance, range from 3.0 percent to 6.8 percent. Current declared interest rates are generally guaranteed to remain in effect for a period of one year though some are guaranteed for longer periods. Withdrawal charges generally range from zero to 6 percent grading to zero over a period of zero to 7 years.

         (ii) Domestically, GICs have market value withdrawal provisions for any funds withdrawn other than benefit responsive payments. Interest rates credited generally range from 3.81 percent to 7.8 percent and maturities range from 3 to 7 years. The vast majority of these GICs mature within 5 years.

         (iii) Interest rates on corporate-owned life insurance business are guaranteed at 4.0 percent and the weighted average rate credited in 2004 was 5.69 percent.
         (iv) The universal life funds, exclusive of corporate-owned life insurance business, have credited interest rates of 4.50 percent to 6.15 percent and guarantees ranging from 3.0 percent to 5.5 percent depending on the year of issue. Additionally, universal life funds are subject to surrender charges that amount to 4.0 percent of the fund balance and grade to zero over a period not longer than 20 years.

     (c) The liability for future policy benefits has been established based upon the following assumptions:

         (i) Interest rates (exclusive of immediate/terminal funding annuities), which vary by year of issuance and products, range from 3.0 percent to 8.0 percent within the first 20 years. Interest rates on immediate/terminal funding annuities are at a maximum of 7.62 percent and grade to not less than 1.85 percent.

     (ii)Mortality and surrender rates are based upon actual experience modified to allow for variations in policy form. The weighted average lapse rate for individual life, including surrenders, approximated 5.2 percent.

6.  Reserves For Guaranteed Benefits:

         Details concerning the Company's guaranteed minimum death benefit
         (GMDB) exposure as of December 31, 2004 were as follows:

                                                  Return of Net Deposits
                                                  Plus a Minimum Return
                                                  ----------------------
                                                  (dollars in millions)
         Account value                                 $      1,886
         Net amount at risk (a)                                 102
         Average attained age of contract holders                68
         Range of GMDB increase rates (b)               0.00%-10.00%

         (a) Net amount at risk represents the guaranteed benefit exposure in excess of the current account value if all contract holders died at the same balance sheet date.
         (b) Reinsured with top rated companies

         The following summarizes the reserve for guaranteed benefits on variable contracts, which is reflected in the general account and reported in reserves for fixed annuity contracts on the consolidated balance sheet:

                                            (in thousands)
     Balance at January 1, 2004 (b)         $          733
     Guaranteed benefits incurred                    1,930
     Guaranteed benefits paid                       (2,311)
                                            --------------
     Balance at December 31, 2004           $          352
                                            ==============

         (b) Included is the one-time cumulative effect of accounting change resulting from the adoption of SOP 03-1.

   The following assumptions and methodology were used to determine the reserve for guaranteed benefits at December 31, 2004:

     . Data used was 1,000 stochastically generated investment performance scenarios.
     .   Mean investment performance assumption was 10%.
     .   Volatility assumption was 16%.
     .   Mortality was assumed to be 87.5% of the 1983a table.
     . Lapse rates vary by contract type and duration and range from 5% to 25% with an average of 15%.
     .   The discount rate was 8%.

7.  Income Taxes

     (a) Income tax liabilities were as follows (in thousands):

                                     Years ended December 31,
                                     ------------------------
                                         2004         2003
                                     -----------  -----------
                                      (Restated)   (Restated)
      Current tax receivables        $     6,779  $    17,799
      Deferred tax liabilities          (241,514)    (229,940)
                                     -----------  -----------
         Income taxes payable        $  (234,735) $  (212,141)
                                     ===========  ===========

     The components of deferred tax assets and liabilities were as follows (in thousands):

                                                                Years ended
                                                               December 31,
                                                         ------------------------
                                                             2004         2003
                                                         -----------  -----------
                                                          (Restated)   (Restated)
         Deferred tax assets applicable to:
         Policy reserves                                 $    36,595  $    42,717
         Basis differential of investments                    17,141       37,042
         Other                                                5, 991          121
                                                         -----------  -----------
         Total deferred tax assets                            59,727       79,880
                                                         -----------  -----------
      Deferred tax liabilities applicable to:
         Deferred policy acquisition costs                    88,821      107,511
         Net unrealized appreciation on debt and equity
          securities available for sale                      210,170      187,797
         Other                                                 2,250       14,512
                                                         -----------  -----------
         Total deferred tax liabilities                      301,241      309,820
                                                         -----------  -----------
      Net deferred tax liabilities                       $  (241,514) $  (229,940)
                                                         ===========  ===========

     (b) Under prior federal income tax law, one-half of the excess of a life insurance company's income from operations over its taxable investment income was not taxed, but was set aside in a special tax account designated as "policyholders' surplus". At December 31, 2004, the Company had approximately $2.2 million of policyholders' surplus on which deferred tax liability has not been provided, as federal income taxes are not required unless this amount is distributed as a dividend or recognized under other specified conditions. The American Jobs Creation Act of 2004 modified federal income tax law to allow life insurance companies to distribute amounts from policyholders' surplus during 2005 and 2006 without incurring federal income tax on these distributions. During 2005, the Company distributed cash dividends in excess of $61 million, thereby eliminating its policyholders' surplus account and its exposure to federal income taxation.

     (c) The provision for income taxes differs from the amount of income tax determined by applying the applicable U.S. statutory federal tax rate to pretax income (loss) as a result of the following differences (in thousands):

                                                     Years ended December 31,
                                                 -------------------------------
                                                    2004       2003       2002
                                                 ---------- ---------- ----------
                                                 (Restated) (Restated) (Restated)
      Income tax expense at statutory percentage
       of GAAP pretax income (loss)              $  61,147  $  53,916  $  (8,452)
      State income tax                                 315         78      1,272
      Dividends received deduction                       -          -       (630)
      Prior year true-up                            (1,540)      (759)    (1,125)
      Other                                            (11)      (481)         7
                                                 ---------  ---------  ---------
      Income tax expense (benefit)               $  59,911  $  52,754  $  (8,928)
                                                 =========  =========  =========

     (d) The Internal Revenue Service (IRS) is currently examining the Parent's tax return for the tax years 1991 to 2001. Although the final outcome of any issues raised in examination is uncertain, the Parent Company believes that the ultimate liability, including interest, will not materially exceed amounts recorded in the consolidated financial statements.

         The Company has a written agreement with AIG under which each subsidiary agrees to pay AIG an amount equal to the consolidated federal income tax expense, multiplied by the ratio that the subsidiary's separate return tax liability bears to the consolidated tax liability, plus one hundred percent of the excess of the subsidiary's separate return tax liability over the allocated consolidated tax liability. AIG agrees to pay each subsidiary for the tax benefits, if any, of net operating losses and tax credits which are not usable by the subsidiary but which are used by other members of the consolidated group.

8.  Commitments and Contingencies

         The Company is party to various lawsuits and proceedings arising in the ordinary course of business. Based upon information presently available, the Company believes that the total amounts that will ultimately be paid, if any, arising from these lawsuits and proceedings will not have a material adverse effect on the Company's results of operations and financial position. However, it should be noted that the frequency of large damage awards, including large punitive damage awards, that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions continues to create the potential for an unpredictable judgment in any given suit.

         The Company had $27.5 million and $25.8 million of unfunded commitments for its investments in limited partnerships at December 31, 2004 and 2003, respectively.

         On February 9, 2006, American International Group, Inc. (AIG) announced that it has reached a resolution of claims and matters under investigation with the United States Department of Justice (DOJ), the Securities and Exchange Commission (SEC), the Office of the New York Attorney General (NYAG) and the New York State Department of Insurance
         (DOI). The settlements resolve outstanding litigation filed by the SEC, NYAG and DOI against AIG and conclude negotiations with these authorities and the DOJ in connection with the accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments. As a result of the settlement, the Company will need to obtain permission from the SEC to continue to provide its variable annuities. While the SEC has granted this type of relief to others in the past in similar circumstances, there is no assurance that this permission would be granted. Accordingly, no assurance can be given that any further changes in circumstances for AIG will not impact the Company.

9.  Derivative Financial Instruments

     (a) Use of Derivative Financial Instruments: The Company's use of derivative financial instruments is generally limited to interest rate and currency swap agreements, and, at times, options to enter into interest rate swap agreements (call and put options). The Company is neither a dealer nor a trader in derivative financial instruments.

     (b) Interest Rate and Currency Swap Agreements: The Company uses interest rate swap agreements to convert specific investment securities from a floating to a fixed rate basis, or vice versa, and to hedge against the risk of declining interest rates on anticipated security purchases. Interest rate swaps involved in qualifying hedging relationships in which the Company agrees to pay a fixed rate and receive a floating rate are accounted for as fair value hedges. Interest rate swaps involved in qualifying hedging relationships in which the Company agrees to pay a floating rate and receive a fixed rate are accounted for as cash flow hedges.

         Currency swap agreements are used to convert cash flow from specific investment securities denominated in foreign currencies into U.S. dollars at specific exchange rates and to hedge against currency rate fluctuation on anticipated security purchases.

         The difference between amounts paid and received on swap agreements involved in qualifying hedging relationships is recorded on an accrual basis as an adjustment to net investment income or interest expense, as appropriate, over the periods covered by the agreements. The related amount payable to or receivable from counterparties is included in derivative liabilities or assets.
         The Company continues to believe its hedging activities have been and remain economically effective, but do not currently qualify for hedge accounting. The impact of fair value adjustments on derivatives which do not qualify for hedge accounting have been recorded in net realized capital gains (losses).
         Swap agreements generally have terms of two to ten years. Any gain or loss from early termination a swap agreement is deferred and amortized into income over the remaining term of the related investment. If the underlying investment is extinguished or sold, any related gain or loss on swap agreements is recognized in income.

         Interest rate and currency swap agreements related to investment securities at December 31 were as follows (in millions):

                                                                                 2004    2003
                                                                                ------  ------
         Liability swaps
         Interest rate swap agreements to receive floating rate:
            Notional amount                                                     $606.9  $606.9
            Fair Value                                                           (27.7)  (28.8)
         Currency swap agreements (receive Koruna dollars/pay U. S. dollars):
            Notional amount (in U.S. dollars)                                   $ 52.4  $ 52.4
            Fair Value                                                            23.8   (13.1)
         Currency swap agreements (receive Euro dollars/pay U. S. dollars):
            Notional amount (in U.S. dollars)                                   $ 51.1  $ 51.1
            Fair Value                                                            29.1    21.1
         Currency swap agreements (receive Japanese Yen/pay U.S. dollars):
            Notional amount (in U.S. dollars)                                        -  $ 58.3
            Fair Value                                                               -    11.3

         Asset Swaps:
         Currency swap agreements (receive U.S. dollars/pay Euro dollars):
            Notional amount (in U.S. dollars)                                   $ 15.8  $ 15.8
            Fair Value                                                            (5.0)   (3.5)
         Currency swap agreements (receive U.S. dollars/pay British pounds):
            Notional amount (in U.S. dollars)                                   $ 40.0  $    -
            Fair Value                                                            (4.8)      -
         Currency swap agreements (receive U.S. dollars/pay Canadian dollars):
            Notional amount (in U.S. dollars)                                   $  7.3  $    -
            Fair Value                                                            (1.3)      -
         Currency swap agreements (receive U.S. dollars/pay Australian dollars:
            Notional amount (in U.S. dollars)                                   $ 30.0  $    -
            Fair Value                                                            (1.8)      -

     (c) Risks Inherent In the Use of Derivatives:

         Risks inherent in the use of derivatives include market risk, credit risk in the event of non-performance by counterparties, and mismatch risk. Exposure to market risk is mitigated by the fact that all derivatives contracts are executed as effective hedges, the financial effects of which are offset by another financial instrument (investment securities or index-based policy liabilities.) Counterparty credit exposure is limited by entering into agreements with affiliated counterparties or unaffiliated counterparties having high credit ratings. Affiliated counterparties are guaranteed by AIG and unaffiliated counterparty credit ratings are monitored on a regular basis.

         Mismatch risk is the risk that hedges are executed improperly or become ineffective over the term of the contracts. Procedures have been implemented at AIG Global Investment Group, the Company's affiliated investment advisor, and within the Life Division to prevent and detect such mismatches.

10. Fair Value of Financial Instruments

     (a) Statement of Financial Accounting Standards No. 107 "Disclosures about Fair Value of Financial Instruments" ("FASB 107") requires disclosure of fair value information about financial instruments for which it is practicable to estimate such fair value. In the measurement of the fair value of certain of the financial instruments, where quoted market prices were not available, other valuation techniques were utilized. These fair value estimates are derived using internally developed valuation methodologies based on available and observable market information.

         The fair value and carrying amounts of financial instruments are as follows (in thousands):

                                                  Fair       Carrying
         2004                                    Value        Amount
         ----                                  ----------   ----------
                                               (Restated)   (Restated)
         Cash and short-term investments       $   52,928   $   52,928
         Fixed maturities                       9,879,583    9,879,583
         Equity securities                          7,782        7,782
         Mortgage and policy loans                759,014      748,791
         Investment contracts                   4,972,727    4,945,786
         Other long-term investments               57,092       57,092
         Assets and liabilities related
          to separate accounts                  3,218,345    3,218,345
         Derivative assets                         52,886       52,886
         Derivative liabilities                    40,494       40,494

                                                  Fair       Carrying
         2003                                    Value        Amount
         ----                                  ----------   ----------
                                               (Restated)   (Restated)
         Cash and short-term investments       $   20,405   $   20,405
         Fixed maturities                       9,834,315    9,834,315
         Equity securities                          3,885        3,885
         Mortgage and policy loans                758,274      732,675
         Investment contracts                   5,496,930    5,237,060
         Other long-term investments               75,355       75,355
         Assets and liabilities related
          to separate accounts                  3,209,288    3,209,288
         Derivative assets                         36,495       36,495
         Derivative liabilities                    49,479       49,479

     (b) The following methods and assumptions were used by the Company in estimating the fair value of the financial instruments presented:

         Cash and short-term investments: The carrying amounts reported in the balance sheet for these instruments approximate fair values.

         Fixed maturity securities: Fair value is based principally on independent pricing services broker quotes and other independent information. For securities that do not have readily determinable market prices, the Company estimates their fair value with internally prepared valuations (including those based on estimates of future profitability). Otherwise, the Company uses its most recent purchases and sales of similar unquoted securities, independent broker quotes or comparison to similar securities with quoted prices when possible to estimate the fair value of those securities.

         Equity securities: Fair values for equity securities were based upon quoted market prices.

         Mortgage loans on real estate and policy loans: Where practical, the fair values of loans on real estate were estimated using discounted cash flow calculations based upon the Company's current incremental lending rates for similar type loans. The fair value of the policy loans were estimated to approximate carrying value.

         Investment contracts: For guaranteed investment contracts, income annuities and other similar contracts without life contingencies, estimated fair values are derived using discounted cash flow calculations based upon interest rates currently being offered for similar contracts consistent with those remaining for the contracts being valued.

         Other long-term investments: Fair value of other invested assets is based upon the fair-value of the net assets of these investments as determined by the general partners.

         Assets and liabilities related to separate accounts: Separate and variable accounts are carried at the quoted market value of the underlying securities. The liabilities for these amounts are equal to the account assets.

         Derivatives: Fair values for derivative assets and liabilities were based upon quoted market prices.

11. Shareholders' Equity:

     (a) The Board of Directors is authorized to issue up to 1,000,000 shares of preferred stock that may be issued in one or more series and with such stated value and terms as may be determined by the Board of Directors. There were 2,500 Series A preferred shares with a par value of $100,000 authorized, issued and outstanding at December 31, 2004 and 2003. The holder of Series A preferred stock is entitled to cumulative dividends at a rate which is recalculated on a quarterly basis. Common stock dividends may not be paid unless provision has been made for payment of Series A preferred dividends. The Series A preferred stock has no additional voting rights. The terms of the Series A preferred stock include the right of the Company to redeem all shares at par value any time at the option of the Company.

     (b) The maximum shareholder dividend, which can be paid without prior regulatory approval, is limited to an amount that is based on restrictions relating to statutory surplus. During 2004 and 2003, the Company paid dividends of $11,725,000 and $11,600,000, respectively, to its shareholders.

     (c) The Company recorded a capital contribution from its parent in the amount of $90 million during 2003. The contribution was received by the Company subsequent to December 31, 2003. The Company also recorded a capital contribution from its parent in the amount of $59 million during 2002, that was received during 2003.

12. Employee Benefits

     (c) Effective January 1, 2002, substantially all the Company's employees participate in various benefit plans sponsored by AIG, including a noncontributory qualified defined benefit retirement plan, various stock option and purchase plans, a 401(k) plan and a post retirement benefit program for medical care and life insurance. AIG's U.S. plans do not separately identify projected benefit obligations and plan assets attributable to employees of participating affiliates.

13. Reinsurance

     (a) The Company reinsures portions of its life and accident and health insurance risks with unaffiliated companies. Life insurance risks are reinsured primarily under coinsurance and yearly renewable term treaties. Accident and health insurance risks are reinsured primarily under coinsurance, excess of loss and quota share treaties. Amounts recoverable from reinsurers are estimated in a manner consistent with the assumptions used for the underlying policy benefits and are presented as a component of reinsurance assets. A contingent liability exists with respect to reinsurance ceded to the extent that any reinsurer is unable to meet the obligations assumed under the reinsurance agreements.

    The Company also reinsures portions of its life and accident and health insurance risks with affiliated companies (see Note 14). The effect of all reinsurance contracts, including reinsurance assumed, is as follows (in thousands, except percentages):

                                                           Premiums and Other Considerations
                                               Life     ---------------------------------------
                                             Insurance              Accident
        2004                                 in Force      Life    and Health Annuity   Total
        ----                                ----------  ---------- ---------- ------- ----------
                                                        (Restated)                    (Restated)
           Gross Premiums                   36,527,437   163,299    365,337   140,710  669,346
               Assumed - Nonaffiliated               -      (113)         -         -     (113)
               Assumed - Affiliated             10,949       (49)         -         -      (49)
                                            ----------   -------    -------   -------  -------
           Total Assumed                        10,949      (162)         -         -     (162)

               Ceded - Nonaffiliated        10,581,608    31,117      8,899     5,705   45,721
               Ceded - Affiliated            3,828,489       764    316,288         -  317,052
                                            ----------   -------    -------   -------  -------
           Total Ceded                      14,410,097    31,881    325,187     5,705  362,773
                                            ----------   -------    -------   -------  -------
           Net Premiums                     22,128,289   131,256     40,150   135,005  306,411
                                            ==========   =======    =======   =======  =======
        Percentage of Amount Assumed to Net       0.05%     0.13%         -         -     0.05%

                                                           Premiums and Other Considerations
                                               Life     ---------------------------------------
                                             Insurance              Accident
        2003                                 in Force      Life    and Health Annuity   Total
        ----                                ----------  ---------- ---------- ------- ----------
                                                        (Restated)                    (Restated)
           Gross Premiums                   41,971,038   152,345    341,266    62,945  556,556
               Assumed - Nonaffiliated               -       113          -         -      113
               Assumed - Affiliated             18,593        (9)   (33,385)        -  (33,394)
                                            ----------   -------    -------   -------  -------
           Total Assumed                        18,593       104    (33,385)        -  (33,281)

               Ceded - Nonaffiliated        10,887,505    19,328     19,702     6,422   45,452
               Ceded - Affiliated            4,334,490       (12)   250,592         -  250,580
                                            ----------   -------    -------   -------  -------
           Total Ceded                      15,221,995    19,316    270,294     6,422  296,032
                                            ----------   -------    -------   -------  -------
           Net Premiums                     26,767,636   133,133     37,587    56,523  227,243
                                            ==========   =======    =======   =======  =======
        Percentage of Amount Assumed to Net       0.07%     0.08%    -88.82%        -   -14.78%

                                                           Premiums and Other Considerations
                                               Life     ---------------------------------------
                                             Insurance              Accident
         2002                                in Force      Life    and Health Annuity   Total
         ----                               ----------  ---------- ---------- ------- ----------
                                                        (Restated)                    (Restated)
            Gross Premiums                  44,235,453   145,331    318,180   121,882  585,393

                Assumed--Nonaffiliated               -                  274         -      274
                Assumed--Affiliated             32,236         -     33,385         -   33,385
                                            ----------   -------    -------   -------  -------
            Total Assumed                       32,236         -     33,659         -   33,659

                Ceded--Nonaffiliated        11,432,735    19,312     21,508     6,546   47,366
                Ceded--Affiliated               99,071      (285)   287,241         -  286,956
                                            ----------   -------    -------   -------  -------
            Total Ceded                     11,531,806    19,027    308,749     6,546  334,322
                                            ----------   -------    -------   -------  -------
            Net Premiums                    32,735,883   126,304     43,090   115,336  284,730
                                            ==========   =======    =======   =======  =======
         Percentage of Amount Assumed to
           Net                                     0.1%        -       78.1%        -    11.89%

     (b) Reinsurance recoveries, which reduced death and other benefits, approximated $239,618,000 and $208,579,000, respectively, for each of the years ended December 31, 2004 and 2003.

         The Company's reinsurance arrangements do not relieve the Company from its direct obligation to its insureds. Thus, a credit exposure exists with respect to reinsurance ceded to the extent that any reinsurer is unable to meet the obligations assumed under the reinsurance agreements.

14. Transactions with Related Parties

     (a) The Company is party to several reinsurance agreements with its affiliates covering certain life and accident and health insurance risks. Premium income and commission ceded for 2004 was $317,052,000 and $20,133,000 respectively. Premium income and commission ceded for 2003 amounted to $250,580,000 and $19,719,000, respectively. Premium income and commission ceded to affiliates amounted to $286,956,000 and $19,671,000, respectively, for the year ended December 31, 2002.

     (b) The Company is party to several cost sharing agreements with its affiliates. Generally, these agreements provide for the allocation of costs upon either the specific identification basis or a proportional cost allocation basis which management believes to be reasonable. For the years ended December 31, 2004, 2003 and 2002, the Company was charged $26,601,000, $25,800,000 and $48,756,000, respectively, for expenses attributed to the Company but incurred by affiliates. During the same period, the Company received reimbursements from affiliates aggregating $0, $0 and $17,155,000, respectively, for costs incurred by the Company but attributable to affiliates.

     (c) The Company's insurance policy obligations are guaranteed by National Union Fire Insurance Company of Pittsburgh ("National Union"), a subsidiary of AIG. This guarantee is unconditional and irrevocable as to outstanding obligations, and the Company's contractholders have the right to enforce the guarantee directly against National Union. While National Union does not publish financial statements, it does file statutory annual and quarterly reports with the Pennsylvania Insurance Department, where such reports are available to the public.

     (d) In 2003, the Company entered into a coinsurance/modified coinsurance agreement with AIG Life of Bermuda ("ALB"), an affiliate. The agreement has an effective date of January 1, 2003. Under the agreement, ALB reinsures a 100% quota share of the Company's liability on selective level term products and universal life products issued by the Company. The agreement is unlimited in duration but either party may terminate the agreement as to new business with thirty days written notice to the other party. The agreement also provides for an experience refund of all profits, less a reinsurance risk charge.

15. Restatement

         In connection with preparation of AIG's consolidated financial statements included in the 2004 Annual Report on Form 10-K, AIG's current management initiated an internal review of AIG's books and records, which was substantially expanded in mid-March. As a result of the internal review, AIG concluded that the accounting for certain transactions and certain relationships needed to be restated or adjusted. As part of this internal review, the Company completed a review of its own books and records and concluded that the accounting for certain transactions needed to be restated or adjusted also (the First Restatement). The restated consolidated financial statements were issued on May 2, 2005.

         As announced on November 9, 2005, AIG identified certain errors, the preponderance of which were identified during the remediation of material weaknesses in internal controls at AIG, that due to their significance, caused AIG to restate results again. As part of this restatement, the Company again identified certain errors in its own books and records and concluded that the accounting for certain transactions needed to be restated or adjusted also (the Second Restatement).

    The following provides details of the accounting adjustments included in the Restatements of the Company's financial statements. Relevant disclosures have been restated in the footnotes affected by the restatements discussed below.

     a)  Details of Accounting Adjustments included in the First Restatement

     . General Allowance for Mortgage Loans. Prior to 2002, the Company had established a general allowance for mortgage loans in case of adverse development in their mortgage loan portfolio. Since the Company performs a loan-specific review for impairments at the end of each reporting period, the Company determined that the general allowance was not correct under GAAP and has reversed the general allowance for mortgage loans. The effect of the mortgage loan reserve adjustment was to increase the Company's Mortgage loans on real estate by $14.0 million in 2003 with a corresponding after tax impact of $9.1 million increasing the Company's 2002 Beginning retained earnings as the reserve was established prior to 2002.

     . Liability for Pending Surrenders and Withdrawals. In 2002, processing of certain annuity surrenders and withdrawals resulted in a duplication of the pending liability. This duplication error was identified and corrected in 2003. This restatement records that correction and removes the duplicate pending liability in 2002. The effect of this adjustment was to increase the Company's Death and other benefits by $10.2 million in 2003 and reduced Death and other benefits by $10.2 million in 2002.

     . Cash flow information. Certain cash flow information was restated to conform to the new 2004 presentation. This primarily related to the presentation of interest credited to policyholders and the presentation of policyholder deposits and withdrawals. The impact of these reclassifications had no effect on the Company's cash position in any period.

     . Other. Various non-significant adjustments, are reflected to correct or adjust the previously reported GAAP amounts.

     b)  Details of Accounting Adjustments included in the Second Restatement

     . Accounting for Derivatives (FASB No. 133 - "Accounting for Derivative Instruments and Hedging Activities" ("FAS 133")). During the third quarter of 2005, the Company identified and corrected additional errors identified during AIG's remediation of the previously disclosed material weakness in internal controls surrounding accounting for derivatives and related assets and liabilities under FAS 133. The Company identified hedging relationships for which (1) required contemporaneous hedge documentation was not completed in a timely manner, and (2) the short cut method of hedge accounting was incorrectly applied. The Company continues to believe such hedging activities have been and remain economically effective, but did not and do not currently qualify for hedge accounting. This restatement reflects an adjustment to reverse hedge accounting and record mark-to-market adjustments on derivatives as realized gains and losses. This adjustment was generally a reclassification of changes in fair value of the Company's derivatives between Accumulated other comprehensive income and Realized capital gains (losses). The Company's Income before income taxes increased by $26.3 million in 2004, decreased by $6.8 million in 2003 and decreased by $44.2 million in 2002 as a result of the adjustments related to derivatives. The Company's Beginning retained earnings decreased by $6.8 million in 2002 as a result of adjustments related to derivatives in prior periods.

    . Real Estate Partnerships. The Company identified and corrected the accounting for certain real estate partnerships for which the Company incorrectly applied the equity method of accounting. The effect of the real estate partnerships adjustment on the Company's Net investment income was $(2.1) million, $(0.5) million and $1.5 million for 2004, 2003 and 2002, respectively. The Company's Beginning retained earnings decreased $6.5 million in 2002 as result of adjustments related to these partnerships in prior periods.
    . Overpayment of Reinsurance Premiums. The Company discovered that due to incorrect reinsurance rates coded in its reinsurance administration system related to a certain block of reinsured policies, that it overpaid certain reinsurance premiums. This restatement reflects a correction of these rates and the resulting adjustment to reinsurance premiums. The effect of the correction increased the Company's Premiums and other considerations by $7.0 million, $5.8 million and $4.6 million for 2004, 2003 and 2002, respectively.
    . Payout Annuity Reserves. The Company identified and corrected prior period reserves related to their payout annuities due to errors discovered in its reserving system. This restatement reflects an adjustment to record the correct level of reserves for these policies under GAAP. The effect of the correction to the Company's Increase in future policy benefits was $4.1 million, $5.9 million and $(1.1) million for 2004, 2003 and 2002, respectively. The Company's Beginning retained earnings decreased $3.6 million in 2002 as a result of this correction in prior periods.

   A summary of the adjustments made and their effect on the financial statements is presented below (in thousands):

                                                                           As of and for the year ended
                                                                                December 31, 2004
                                                                      -------------------------------------
                                                                      As previously                  As
                                                                        reported     Adjustment   restated
                                                                      -------------  ----------  ----------
Balance Sheets
   Other long-term investments                                        $      68,168  $  (11,076)     57,092
   Premium and insurance balances receivable                                 36,268      17,476      53,744
   Total assets                                                          14,604,674       6,400  14,611,074
   Future policy benefits for life and accident and health insurance      2,374,661      14,330   2,388,991
   Income taxes payable                                                     237,511      (2,776)    234,735
   Total liabilities                                                     13,133,726      11,554  13,145,280
   Accumulated other comprehensive income                                   365,909      22,806     388,715
   Retained earnings                                                        547,872     (27,961)    519,911
   Total liabilities and shareholders' equity                            14,604,674       6,400  14,611,074

Statements of Income
   Premiums                                                                 299,367       7,044     306,411
   Net investment income                                                    694,417      (2,093)    692,324
   Realized capital gains (losses)                                          (11,087)     33,517      22,430
   Death and other benefits                                                 366,950       7,187     374,137
   Increase in future policy benefits                                        34,901       4,063      38,964
   Deferred income tax expense                                              (16,881)      9,527      (7,354)
   Net income (loss)                                                         90,192      17,691     107,883

                                                              As of and for the year ended
                                                                    December 31, 2004
                                                          ------------------------------------
                                                          As previously                  As
                                                            reported     Adjustment   restated
                                                          -------------  ----------  ---------
Statements of Shareholders' Equity
   Change in net derivative gains arising from cash
    flow hedging Activities                                      22,786     (22,786)        --
   Deferred income tax expense on above changes                  (7,975)      7,975         --
   Accumulated other comprehensive income                       365,909      22,807    388,716
   Retained earnings                                            547,872     (27,961)   519,911
   Total shareholders' equity                                 1,470,948      (5,154) 1,465,794

Statements of Cash Flows
   Change in insurance reserves                           $      46,853  $    4,063     50,916
   Change in premiums and insurance balances
    receivable and payable - net                                 13,020      (7,044)     5,976
   Change in other policyholder contracts'                     (114,534)      7,187   (107,347)
   Realized capital (gains) losses                               11,087     (33,517)   (22,430)
   Change in income taxes - net                                  (9,610)      9,527        (83)
   Net cash provided by operating activities                    415,722      (2,093)   413,629
   Sales or distributions of other long-term investments             --      24,229     24,229
   Investments in other long-term investments                    24,007     (22,136)     1,871
   Net cash provided by investing activities                      4,279       2,093      6,372

                                                                  As of and for the year ended
                                                                       December 31, 2003
                                                       --------------------------------------------------
                                                       As previously  Adjustments  Adjustments
                                                       reported prior   made in      made in
                                                           to the         the          the
                                                           first         first       second        As
                                                        restatement   restatement  restatement  Restated
                                                       -------------- -----------  ----------- ----------
Balance Sheet
   Mortgage loans on real estate                        $   456,767   $    14,000   $      -      470,767
   Amounts due from related parties                          89,049         5,700          -       94,749
   Other long-term investments                               84,338             -     (8,983)      75,355
   Premium insurance balances Receivable                     30,775             -     10,432       41,207
   Total assets                                          14,572,439        59,321      1,449   14,633,209
   Future policy benefits for life and accident and
    health insurance contracts                            2,319,463             -     10,267    2,329,730
   Amounts due to related parties                            19,564           100          -       19,664
   Income taxes payable                                     207,963         8,505     (4,327)     212,141
   Derivative liabilities, at fair value                     45,935             -      3,544       49,479
   Other liabilities                                         53,563        (4,700)         -       48,863
   Total liabilities                                     13,249,456        43,526      9,484   13,302,466
   Accumulated other comprehensive                                -             -          -            -
   Income                                                   312,966          (760)    37,617      349,823
   Retained earnings                                        452,850        16,555    (45,652)     423,753
   Total liabilities and shareholders'                            -             -          -            -
   Equity                                                14,572,439        59,321      1,449   14,633,209

Statements of Income
   Premiums                                             $   221,443   $         -   $  5,800      227,243
   Net investment income                                    709,945        (3,000)      (493)     706,452
   Realized capital gains (losses)                           22,817         1,400     21,713       45,930
   Increase in future policy benefits                        (2,978)            -      5,861        2,883
   Death and other benefits                                 279,112        10,226     28,518      317,856
   Insurance acquisition and other operating expenses       156,346        (3,025)         -      153,321
   Deferred income tax expense                               29,146        (3,123)    (2,576)      23,447
   Net income (loss)                                        111,874        (5,798)    (4,783)     101,293

                                                                      As of and for the year ended
                                                                            December 31, 2003
                                                          ----------------------------------------------------
                                                                            Adjustments  Adjustments
                                                            As previously     made in      made in
                                                          reported prior to     the          the
                                                                 the           first       second        As
                                                          first restatement restatement  restatement  restated
                                                          ----------------- -----------  ----------- ---------
Statements of Shareholders' Equity
   Change in net unrealized appreciation of
    investments - net of reclassifications                        259,290           195          -     259,485
   Deferred income tax expense on above changes                   (89,629)          (68)         -     (89,697)
   Change in net derivative losses arising
    from cash flow hedging activities                              (3,261)            -      3,261           -
   Deferred income tax benefit on above changes                     1,142             -     (1,142)          -
   Accumulated other comprehensive income                         312,966          (760)    37,617     349,823
   Retained earnings                                              452,850        16,555    (45,652)    423,753
   Total shareholders' equity                                   1,322,983        15,795     (8,035)  1,330,743

Statements of Cash Flows
   Change in insurance reserves                             $      14,357   $         -   $  5,861      20,218
   Change in premiums and insurance
    balances receivable and payable - net                          (6,105)            -     (5,800)    (11,905)
   Change in other policyholders' contracts                        70,645   $  (150,652)  $ 28,518     (51,489)
   Interest credited to policyholders' contracts                        -       351,518          -     351,518
   Change in income taxes - net                                    32,179        (3,123)    (2,576)     26,480
   Change in deferred policy acquisition costs                     37,377             -       (105)     37,272
   Realized capital (gains) losses                                (22,817)       (1,400)   (21,713)    (45,930)
   Net cash provided by operating activities                      157,611       190,440       (493)    347,558
   Change in policy loans                                          82,146         2,800          -      84,946
   Sales or distributions of other long-term investments                -             -     19,027      19,027
   Investments in other long-term investments                      19,435        (2,600)   (18,534)     (1,699)
   Net cash provided by investing activities                      168,283           200        493     168,976
   Net policyholder account deposits/ withdrawals                (373,294)      373,294          -           -
   Deposits on policyholders contracts                                  -       185,933          -     185,933
   Withdrawals on policyholder contracts                                -      (749,867)         -    (749,867)
   Net cash used in financing activities                         (325,894)     (190,640)         -    (516,534)

                                                                          As of and for the year ended
                                                                                December 31, 2002
                                                               --------------------------------------------------
                                                                                 Adjustments Adjustments
                                                                 As previously     made in     made in
                                                               reported prior to     the         the
                                                                      the           first      second       As
                                                               first restatement restatement restatement restated
                                                               ----------------- ----------- ----------- --------
Statements of Income
   Premiums                                                     $      280,098    $      -    $  4,632    284,730
   Net investment income                                               725,475      (1,557)      1,481    725,399
   Realized capital gains (losses)                                    (151,424)     31,435     (28,450)  (148,439)
   Increase in future policy benefits                                    8,197           -      (1,113)     7,084
   Death and other benefits                                            306,543     (10,226)     15,773    312,090
   Insurance acquisition and other operating expenses                  155,383       3,756           -    159,139
   Deferred income tax expense                                         (30,532)     12,038     (12,949)   (31,443)
   Net income (loss)                                                   (13,524)     22,353     (24,048)   (15,219)

Statements of Shareholder's Equity
   Accumulated other comprehensive-beginning balance                    11,279      18,200       6,753     36,232
   Change in net unrealized appreciation of investments - net
    of reclassifications                                               254,988     (29,365)          -    225,623
   Deferred income tax expense on above changes                        (92,098)     10,278           -    (81,820)
   Change in net derivative losses arising
    from cash flow hedging activities                                  (44,223)          -      44,223          -
   Deferred income tax benefit on above changes                         15,478           -     (15,478)         -
   Accumulated other comprehensive income                              145,424        (887)     35,498    180,035
   Retained earnings - beginning balance                               379,034           -     (16,821)   362,213
   Retained earnings                                                   352,576      22,353     (40,869)   334,060
   Total shareholders' equity                                          965,167      21,466      (5,371)   981,262

                                                                                As of and for the year ended
                                                                                      December 31, 2002
                                                                     --------------------------------------------------
                                                                     As previously   Adjustments Adjustments
                                                                     reported prior    made in     made in
                                                                         to the          the         the
                                                                         first          first      second         As
                                                                      restatement    restatement restatement   restated
                                                                     --------------  ----------- -----------  ---------
Statements of Cash Flows
   Change in other policyholders' contracts                          $      362,844  $ (631,383) $    15,773   (252,766)
   Interest credited to policyholder contracts                                    -     407,524            -    407,524
   Change in insurance reserves                                             (66,703)          -       (1,113)   (67,816)
   Change in premiums and insurance balances receivable and payable
     - net                                                                   22,664           -       (4,632)    18,032
   Change in income taxes - net                                             (56,917)     12,038      (12,949)   (57,828)
   Change in deferred policy acquisition costs                               29,499         313            -     29,812
   Realized capital (gains) losses                                          151,424     (31,435)      28,450    148,439
   Change in other assets and liabilities - net                              25,293       7,157            -     32,450
   Net cash provided by operating activities                                416,916    (213,433)       1,481    204,964
   Change in policy loans                                                   (16,431)     (2,800)           -    (19,231)
   Sales or distributions of other long- term investments                         -           -       31,378     31,378
   Investments in other long-term investments                                11,790       2,600      (32,859)   (18,469)
   Net cash used in investing activities                                   (604,709)       (200)      (1,481)  (606,390)
   Net policyholder account deposits/ withdrawals                           200,066    (200,066)           -          -
   Deposits on policyholders contracts                                            -   1,112,583            -  1,112,583
   Withdrawals on policyholder contracts                                          -    (698,884)           -   (698,884)
   Net cash provided by financing activities                                187,132     213,633            -    400,765

                          AIG LIFE INSURANCE COMPANY
                         (a wholly-owned subsidiary of
                      American International Group, Inc.)

                        UNAUDITED FINANCIAL STATEMENTS

               FOR THE PERIODS ENDED SEPTEMBER 30, 2005 AND 2004

                          AIG LIFE INSURANCE COMPANY
                                BALANCE SHEETS
                                (in thousands)

                                       September 30, December 31, December 31,
                                           2005          2004         2003
                                       ------------- ------------ ------------
                                        (Unaudited)   (Restated)   (Restated)
 Assets

 Investments:

 Fixed maturities:
    Bonds available for sale, at fair
      value...........................  $ 9,827,554  $ 9,879,583  $ 9,834,315
    (cost: 2005 - $9,310,747; 2004 -
      $9,207,004, 2003 - $9,210,805)
 Equity securities available for
   sale, at fair value................       28,828        7,782        3,885
    (cost: 2005 - $25,517; 2004 -
      $5,297; 2003 - $3,175)
 Mortgage loans on real estate........      476,649      494,343      470,767
 Policy loans.........................      235,248      254,448      261,908
 Other long-term investments..........       22,956       57,092       75,355
 Derivative assets, at fair value.....       37,559       52,886       36,495
 Short-term investments, at cost
   (approximates fair value)..........       54,618       40,666       20,405
                                        -----------  -----------  -----------
 Total investments....................   10,683,412   10,786,800   10,703,130

 Cash.................................           --       12,262           --
 Investment income due and accrued....      151,106      142,437      147,468
 Reinsurance assets...................      123,715      118,973      123,500
 Deferred policy acquisition costs....      239,768      253,774      307,175
 Premium and insurance balances
   receivable.........................       33,674       53,744       41,207
 Amounts due from related parties.....        3,407       13,159       94,749
 Other assets.........................       19,631       11,580        6,692
 Assets held in separate accounts.....    3,120,847    3,218,345    3,209,288
                                        -----------  -----------  -----------
    Total assets......................  $14,375,560  $14,611,074   14,633,209
                                        ===========  ===========  ===========

                See accompanying notes to financial statements

                          AIG LIFE INSURANCE COMPANY
                                BALANCE SHEETS
                     (in thousands, except share amounts)

                                        September 30, December 31, December 31,
                                            2005          2004         2003
                                        ------------- ------------ ------------
                                         (Unaudited)   (Restated)   (Restated)
Liabilities

Policyholders' contract deposits.......  $ 6,870,837  $ 7,016,323  $ 7,310,004
Future policy benefits for life and
  accident and health insurance
  contracts............................    2,419,289    2,388,991    2,329,730
Reserve for unearned premiums..........       25,313       22,371       23,372
Policy and contract claims.............      117,560       99,492       99,925
Amounts due to related parties.........       66,408       58,686       19,664
Income taxes payable...................      206,982      234,735      212,141
Derivative liabilities, at fair value..       10,373       40,494       49,479
Other liabilities......................      114,581       65,843       48,863
Liabilities related to separate
  accounts.............................    3,120,847    3,218,345    3,209,288
                                         -----------  -----------  -----------
   Total liabilities...................   12,952,190   13,145,280   13,302,466
                                         -----------  -----------  -----------

Shareholders' equity

Series A preferred stock, $100,000 par
  value;
2,500 shares authorized, issued and
  outstanding..........................      250,000      250,000      250,000
Common stock, $5 par value; 1,000,000
  shares authorized; 976,703 issued
  and outstanding......................        4,884        4,884        4,884
Additional paid-in capital.............      302,283      302,283      302,283
Accumulated other comprehensive income.      304,247      388,716      349,823
Retained earnings......................      561,956      519,911      423,753
                                         -----------  -----------  -----------
   Total shareholders' equity..........    1,423,370    1,465,794    1,330,743
                                         -----------  -----------  -----------
Total liabilities and shareholders'
  equity...............................   14,375,560  $14,611,074   14,633,209
                                         ===========  ===========  ===========

                See accompanying notes to financial statements

                          AIG LIFE INSURANCE COMPANY
                             STATEMENTS OF INCOME
                                (in thousands)
                                  (Unaudited)

                                                      Nine months ended
                                                        September 30,
                                                      -----------------
                                                        2005     2004
                                                      -------- --------
        Revenues:
           Premiums and other considerations......... $213,606 $225,468
           Net investment income.....................  564,782  525,866
           Realized capital gains (losses)...........   25,592    7,986
                                                      -------- --------
               Total revenues........................  803,980  759,320
                                                      -------- --------
        Benefits and expenses:
           Death and other benefits..................  294,389  302,404
           Increase (decrease) in future policy
             benefits................................   59,361  (42,913)
           Interest credited on policyholder
             contract deposits.......................  214,343  298,564
           Insurance acquisition and other operating
             expenses................................   83,030   88,634
                                                      -------- --------
               Total benefits and expenses...........  651,123  646,689
                                                      -------- --------
        Income before income taxes...................  152,857  112,631
                                                      -------- --------
        Income taxes:
           Current...................................   36,592   45,097
           Deferred..................................   15,845   (7,337)
                                                      -------- --------
               Total income tax expense..............   52,437   37,760
                                                      -------- --------
        Net income................................... $100,420 $ 74,871
                                                      ======== ========

                See accompanying notes to financial statements.

                          AIG LIFE INSURANCE COMPANY
                      STATEMENTS OF SHAREHOLDERS' EQUITY
                                (in thousands)

                                        September 30, December 31, December 31,
                                            2005          2004         2003
                                        ------------- ------------ ------------
                                         (Unaudited)   (Restated)   (Restated)
 Preferred Stock

 Balance at beginning and end of year..  $  250,000    $  250,000   $  250,000
                                         ----------    ----------   ----------
 Common stock

 Balance at beginning and end of year..       4,884         4,884        4,884
                                         ----------    ----------   ----------
 Additional paid-in capital

 Balance at beginning of year..........     302,283       302,283      212,283
 Capital contribution from parent......          --            --       90,000
                                         ----------    ----------   ----------
 Balance at end of year................     302,283       302,283      302,283
 Accumulated other comprehensive
   income

 Balance at beginning of year..........     388,715       349,823      180,035
 Change in net unrealized
   appreciation (depreciation) of
   investments - net of
   reclassifications...................    (129,950)       61,570      259,485
    Deferred income tax benefit
      (expense) on above changes.......      45,482       (22,677)     (89,697)
                                         ----------    ----------   ----------
 Balance at end of year................     304,247       388,716      349,823
                                         ----------    ----------   ----------
 Retained earnings

 Balance at beginning of year..........     519,911       423,753      334,060
 Net income............................     100,420       107,883      101,293
 Dividends to shareholders.............     (58,375)      (11,725)     (11,600)
                                         ----------    ----------   ----------
 Balance at end of year................     561,956       519,911      423,753
                                         ----------    ----------   ----------
        Total shareholders' equity.....  $1,423,370    $1,465,794    1,330,743
                                         ==========    ==========   ==========

                See accompanying notes to financial statements

                          AIG LIFE INSURANCE COMPANY
                           STATEMENTS OF CASH FLOWS
                                (in thousands)
                                  (Unaudited)

                                                       Nine months ended
                                                         September 30,
                                                   ------------------------
                                                       2005         2004
                                                   -----------  -----------
   Cash flows from operating activities:
      Net income.................................. $   100,420  $    74,871

   Adjustments to reconcile net income to net
     cash provided by operating activities:
          Change in insurance reserves............      51,308       64,223
          Change in premiums and insurance
            balances receivable and payable -
            net...................................      23,248        6,466
          Change in reinsurance assets............      (4,746)       4,439
          Change in deferred policy
            acquisition costs.....................      39,302       47,023
          Change in other policyholders'
            contracts.............................     159,210      (83,144)
          Interest credited to policyholder
            contracts.............................     214,343      298,564
          Change in investment income due and
            accrued...............................      (8,669)      (9,405)
          Realized capital (gains) losses.........     (25,592)      (7,986)
          Change in income taxes - net............      17,728      (36,596)
          Change in reserves for commissions,
            expenses and taxes....................      (4,929)        (393)
          Amortization of premiums and
            discounts on securities...............      (8,590)     (10,347)
          Change in other assets and
            liabilities - net.....................      69,417       20,956
                                                   -----------  -----------
   Net cash provided by operating activities......     622,450      368,671

   Cash flows from investing activities:
          Sale of fixed maturities................   3,986,335    2,767,668
          Redemptions and maturities of fixed
            maturities............................     578,437      276,075
          Sale of equity securities...............      19,616          252
          Purchase of fixed maturities............  (4,088,164)  (2,755,370)
          Purchase of equity securities...........     (41,948)      (2,186)
          Purchase of real estate.................      (1,619)      (1,319)
          Mortgage loans funded...................     (68,515)     (62,242)
          Repayments of mortgage loans............      77,815       29,911
          Change in policy loans..................      19,200        1,793
          Change in short-term investments........     (13,952)       3,027
          Sales or distributions of other
            long-term investments.................      28,794       22,995
          Investments in other long-term
            investments...........................     (12,546)          35
          Other - net.............................    (556,760)    (276,327)
                                                   -----------  -----------
   Net cash provided by (used in) investing
     activities...................................     (73,307)       4,312

   Cash flows from financing activities:
          Deposits on policyholder contracts......      99,012       58,161
          Withdrawals on policyholder
            contracts.............................    (602,042)    (488,961)
          Capital contribution from parent........          --       90,000
          Dividends to shareholders...............     (58,375)      (8,819)
                                                   -----------  -----------
   Net cash used in financing activities..........    (561,405)    (349,619)
                                                   -----------  -----------
   Change in cash.................................     (12,262)      23,364
   Cash at beginning of period....................      12,262           --
                                                   -----------  -----------
   Cash at end of year............................ $        --  $    23,364
                                                   ===========  ===========

                See accompanying notes to financial statements.

                          AIG LIFE INSURANCE COMPANY
                      STATEMENTS OF COMPREHENSIVE INCOME
                                (in thousands)
                                  (Unaudited)

                                                      Nine months ended
                                                        September 30,
                                                     ------------------
                                                        2005      2004
                                                     ---------  -------

       Comprehensive income

       Net income................................... $ 100,420  $74,871

       Other comprehensive income

       Change in net unrealized appreciation
         (depreciation) of investments - net of
         reclassifications..........................  (129,950)  14,705
          Deferred income tax benefit (expense) on
            above changes...........................    45,482   (5,148)
                                                     ---------  -------
       Other comprehensive income (loss)............   (84,468)   9,557
                                                     ---------  -------
       Comprehensive income......................... $  15,952  $84,428
                                                     =========  =======

                See accompanying notes to financial statements.

                          AIG LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Summary of Significant Accounting Policies

   Basis of Presentation: The financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. These estimates and assumptions are particularly significant with respect to investments, deferred policy acquisition costs and future policy benefits. Ultimate results could differ from those estimates.

   The interim financial statements for the nine month periods are unaudited; however, in the opinion of management, all adjustments (consisting of normal recurring accruals) necessary for a fair statement of the financial statements have been included. The nature of the Company's business is such that the results of any interim period are not necessarily indicative of results for a full year. In presenting the Financial Statements, management makes estimates that affect the reported amounts and disclosures in the financial statements. Therefore, actual results could differ from those estimates and could have a material impact on the financial statements, and it is possible that such changes could occur in the near term.

   Certain reclassifications and format changes have been made to prior period financial statements, where appropriate, to conform to the current period presentation.

2. Other Events

   On February 9, 2006, American International Group, Inc. (AIG) announced that it has reached a resolution of claims and matters under investigation with the United States Department of Justice (DOJ), the Securities and Exchange Commission (SEC), the Office of the New York Attorney General (NYAG) and the New York State Department of Insurance (DOI). The settlements resolve outstanding litigation filed by the SEC, NYAG and DOI against AIG and conclude negotiations with these authorities and the DOJ in connection with the accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments. As a result of the settlement, the Company will need to obtain permission from the SEC to continue to provide its variable annuities. While the SEC has granted this type of relief to others in the past in similar circumstances, there is no assurance that this permission would be granted. Accordingly, no assurance can be given that any further changes in circumstances for AIG will not impact the Company.

   Various federal, state and other regulatory agencies are reviewing certain transactions and practices of the Company and its affiliates in connection with industry-wide and other inquiries. In the opinion of the Company's management, based on the current status of these inquiries, it is not likely that any of these inquiries will have a material adverse effect on the financial position, results of operations or cash flows of the Company.

                           PART C: OTHER INFORMATION

Item 26. Exhibits

(a) Board of Directors Resolution.

    (1) Certificate of Resolution for AIG Life Insurance Company pursuant to the Board of Directors' meeting dated June 5, 1986, authorizing the establishment of separate accounts for the issuance and sale of variable life insurance contracts, as well as for variable and fixed annuity contracts. (1)

    (2) Certificate of Resolution for AIG Life Insurance Company pursuant to the Board of Directors' meeting dated September 12, 1995, amending in its entirety the resolution previously passed by the Board of Directors on June 5, 1986, authorizing the establishment of separate accounts for the issuance and sale of variable life insurance contracts, as well as for variable and fixed annuity contracts. (5)

(b) Custodian Agreements.  Inapplicable

(c) Underwriting Contracts.

    (1) Distribution Agreement between AIG Life Insurance Company and American General Equity Services Corporation, effective May 1, 2003. (7)

    (2)       Form of Selling Group Agreement. (9)

(d) Contracts.

    (1) Form of Group Flexible Premium Variable Life Insurance Policy--Non-Participating, Form No. 11GVULD997. (2)

    (2) Form of Group Flexible Premium Variable Life Insurance Certificate, Form No. 16GVULD997. (2)

(e) Applications.

    (1) Form of Application for Group Flexible Premium Variable Life Insurance Policy, Form No. 14COLI400. (7)

    (2) Form of Supplemental Application for Life Insurance, Form No. 14GVSUP997. (10)

    (3)       Form of Subaccount Transfer Request form. (10)

    (4)       Form of Premium Allocation form. (10)

    (5)       Form of Loan/Surrender Request form. (10)

    (6)       Form of Dollar Cost Averaging Request form. (10)

    (7)       Form of Change Request form. (7)

    (8)       Form of Reallocation and Rebalancing Request form. (10)

(f) Depositor's Certificate of Incorporation and By-Laws.

    (1)       By-Laws of AIG Life Insurance Company, restated as of April 27,
              2005. (4)

    (2) Certificate of Incorporation of AIG Life Insurance Company, dated December 6, 1991. (1)

    (3) Restated Certificate of Incorporation of AIG Life Insurance Company, dated December 6, 1991. (1)

    (4) Certificate of Amendment of Certificate of Incorporation of AIG Life Insurance Company, dated December 3, 2001. (7)

    (5) Certificate of Change of Location of Registered Office and of Registered Agent, AIG Life Insurance Company, dated July 24, 2002. (9)

(g) Reinsurance Contracts.  Inapplicable

(h) Participation Agreements.

    (1)(a) Form of Participation Agreement among Alliance Variable Products Series Fund, Inc., Alliance Fund Distributors, Inc. and AIG Life Insurance Company. (7)

    (1)(b) Form of Amendment to Participation Agreement among Alliance Variable Products Series Fund, Inc. and AIG Life Insurance Company. (7)

    (2)(a) Form of Shareholder Services Agreement by and between American Century Investment Services, Inc. and AIG Life Insurance Company.
              (8)

    (2)(b) Form of Amendment No. 1 to Shareholder Services Agreement by and between American Century Investment Services, Inc. and AIG Life Insurance Company, effective January 1, 2001. (8)

    (3)(a) Form of Participation Agreement by and among Credit Suisse Warburg Pincus Trust, Credit Suisse Asset Management, LLC, Credit Suisse Asset Management Securities, Inc. and AIG Life Insurance Company. (8)

    (4)(a) Form of Participation Agreement by and among Variable Insurance Products Fund, Fidelity Distributors Corporation and AIG Life Insurance Company. (8)

    (4)(b) Form of Amendment to Participation Agreement by and among Variable Insurance Products Fund, Fidelity Distributors Corporation and AIG Life Insurance Company, dated July 23, 1999.
              (8)

    (4)(c) Form of Fifth Amendment to Participation Agreement by and among Variable Insurance Products Fund, Fidelity Distributors Corporation and AIG Life Insurance Company, dated January 2, 2001. (8)

    (5)(a) Form of Participation Agreement by and among Variable Insurance Products Fund II, Fidelity Distributors Corporation and AIG Life Insurance Company. (8)

    (5)(b) Form of Amendment to Participation Agreement by and among Variable Insurance Products Fund II, Fidelity Distributors Corporation and AIG Life Insurance Company, dated July 23, 1999.
              (8)

    (5)(c) Form of Fifth Amendment to Participation Agreement by and among Variable Insurance Products Fund II, Fidelity Distributors Corporation and AIG Life Insurance Company, dated January 2, 2001. (8)

    (6)(a) Form of Participation Agreement by and among Variable Insurance Products Fund III, Fidelity Distributors Corporation and AIG Life Insurance Company. (8)

    (7)(a) Form of Participation Agreement by and between Franklin Templeton Products Trust, Franklin Templeton Distributors, Inc. and AIG Life Insurance Company. (8)

    (7)(b) Form of Amendment to Participation Agreement by and between Franklin Templeton Products Trust, Franklin Templeton Distributors, Inc. and AIG Life Insurance Company, effective May 1, 2001. (8)

    (7)(c) Form of Amendment to Participation Agreement by and between Franklin Templeton Products Trust, Franklin Templeton Distributors, Inc. and AIG Life Insurance Company, effective May 3, 2004. (10)

    (8)(a) Form of Participation Agreement by and among Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co., and AIG Life Insurance Company. (10)

    (9)(a) Form of Fund Participation Agreement by and between J.P. Morgan Series Trust II and AIG Life Insurance Company. (8)

    (9)(b) Form of Amendment No. 1 to Fund Participation Agreement by and between J.P. Morgan Series Trust II and AIG Life Insurance Company, dated June 16, 2003. (10)

    (10)(a) Form of Participation Agreement by and among Merrill Lynch Variable Series Funds, Inc., FAM Distributors, Inc. and AIG Life Insurance Company. (8)

    (11)(a) Form of Participation Agreement among Morgan Stanley Universal Funds, Inc., Morgan Stanley Asset Management Inc., Miller Anderson & Sherrerd, LLP and AIG Life Insurance Company. (6)

    (11)(b) Form of Amendment to Participation Agreement among The Universal Institutional Funds, Inc. (formerly Morgan Stanley Universal Funds, Inc.), Morgan Stanley Investment Management Inc. (formerly Morgan Stanley Asset Management Inc.), Morgan Stanley Investments LP (formerly Miller Anderson & Sherrerd, LLP) and AIG Life Insurance Company, dated October 1, 2001. (7)

    (12)(a) Form of Fund Participation Agreement by and among Neuberger & Berman Advisers Management Trust, Advisers Managers Trust, Neuberger & Berman Management Incorporated and AIG Life Insurance Company. (10)

    (12)(b) Form of Amendment to Fund Participation Agreement by and among Neuberger & Berman Advisers Management Trust, Advisers Managers Trust, Neuberger & Berman Management Incorporated and AIG Life Insurance Company. (10)

    (13)(a) Form of Participation Agreement by and among PIMCO Variable Insurance Trust, PIMCO Funds Distributors LLC and AIG Life Insurance Company. (8)

    (14)(a) Form of Participation Agreement by and between VALIC Company I, The Variable Annuity Life Insurance Company and AIG Life Insurance Company. (7)

    (14)(b) Form of Amendment No. 1 to Participation Agreement by and between VALIC Company I, The Variable Annuity Life Insurance Company and AIG Life Insurance Company. (7)

    (15)(a) Form of Participation Agreement by and among Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and AIG Life Insurance Company. (8)

    (16)(a) Form of Administrative Services Agreement by and among Credit Suisse Asset Management, LLC and AIG Life Insurance Company. (8)

(i) Administrative Contracts.

    (1) Form of Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including AIG Life Insurance Company. (7)

    (2) Form of Addendum No. 1 to Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including AIG Life Insurance Company, dated May 21, 1975. (7)

    (3) Form of Addendum No. 2 to Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including AIG Life Insurance Company, dated September 23, 1975. (7)

    (4) Form of Addendum No. 24 to Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including AIG Life Insurance Company, dated December 30, 1998. (7)

    (5) Form of Addendum No. 28 to Service and Expense Agreement dated February 1, 1974, among American International Group, Inc. and various affiliate subsidiaries, including AIG Life Insurance Company and American General Life Companies, effective January 1, 2002. (7)

    (6) Form of Addendum No. 30 to Service and Expense Agreement dated February 1, 1974, among American International Group, Inc. and various affiliate subsidiaries, including AIG Life Insurance Company and American General Life Companies, LLC, effective January 1, 2002. (9)

    (7) Form of Addendum No. 32 to Service and Expense Agreement dated February 1, 1974, among American International Group, Inc. and various affiliate subsidiaries, including AIG Life Insurance Company and American General Life Companies, LLC, effective May 1, 2004. (10)

(j) Other Material Contracts.

    (1) General Guarantee Agreement from National Union Fire Insurance Company of Pittsburgh, Pa. on behalf of AIG Life Insurance Company. (4)

    (2) AIG Support Agreement between AIG Life Insurance Company and American International Group, Inc. (4)

(k) Legal Opinions.

    (1) Opinion and Consent of Kenneth D. Walma, Vice President and Counsel, AIG Life Insurance Company. (3)

    (2) Opinion and Consent of Saul Ewing LLP, Counsel to National Union Fire Insurance Company of Pittsburgh, Pa. (11)

    (3) Opinion and Consent of Sullivan & Cromwell LLP, Counsel to National Union Fire Insurance Company of Pittsburgh, Pa. (11)

(l) Actuarial Opinions.

    (1)       Opinion and Consent of AIG Life Insurance Company's actuary. (3)

    (2)       Opinion and Consent of AIG Life Insurance Company's actuary. (7)

(m) Calculation.  None

(n) Other Opinions.

    (1) Consent of Independent Registered Public Accounting Firm, PricewaterhouseCoopers LLP. (Filed herewith)

(o) Omitted Financial Statements.  None

(p) Initial Capital Agreements.  None

(q) Redeemability Exemption.

    (1) Memorandum Regarding Procedures including Issuance, Transfer and Redemption Procedures for Variable Universal Life Insurance Policies Pursuant to Rule 6e-3(T)(b)(12)(iii) under the Investment Company Act of 1940. (10)

(r) Powers of Attorney.

    (1) Power of Attorney with respect to Registration Statements and Amendments thereto signed by the directors and, where applicable, officers of National Union Fire Insurance Company of Pittsburgh, Pa. (Filed herewith)

--------
(1) Incorporated by reference to Post-Effective Amendment No. 4 to Form S-6 Registration Statement (File No. 033-90684) of Variable Account II of AIG Life Insurance Company filed on October 27, 1998.

(2) Incorporated by reference to Post-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-34199) of Variable Account II of AIG Life Insurance Company filed on March 13, 1998.

(3) Incorporated by reference to Post-Effective Amendment No. 8 to Form S-6 Registration Statement (File No. 333-34199) of Variable Account II of AIG Life Insurance Company filed on May 1, 2002.

(4) Incorporated by reference to Post-Effective Amendment No. 14 to Form N-6 Registration Statement (File No. 333-34199) of Variable Account II of AIG Life Insurance Company filed on August 12, 2005.

(5) Incorporated by reference to Post-Effective Amendment No. 9 to Form N-6 Registration Statement (File No. 333-34199) of Variable Account II of AIG Life Insurance Company filed on February 7, 2003.

(6) Incorporated by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-36260) of Variable Account I of AIG Life Insurance Company filed on December 28, 2001.

(7) Incorporated by reference to Post-Effective Amendment No. 10 to Form N-6 Registration Statement (File No. 333-34199) of Variable Account II of AIG Life Insurance Company filed on April 25, 2003.

(8) Incorporated by reference to Post-Effective Amendment No. 11 to Form N-6 Registration Statement (File No. 333-34199) of Variable Account II of AIG Life Insurance Company filed on June 16, 2003.

(9) Incorporated by reference to Post-Effective Amendment No. 9 to Form N-4 Registration Statement (File No. 333-36260) of Variable Account I of AIG Life Insurance Company filed on April 27, 2004.

(10)Incorporated by reference to Post-Effective Amendment No. 13 to Form N-6 Registration Statement (File No. 333-34199) of Variable Account II of AIG Life Insurance Company filed on May 2, 2005.

(11)Incorporated by reference to Post-Effective Amendment No. 15 to Form N-6 Registration Statement (File No. 333-34199) of Variable Account II of AIG Life Insurance Company filed on October 24, 2005.

Item 27. Directors and Officers of the Depositor

Name and Principal           Positions and Offices with Depositor
Business Address             AIG Life Insurance Company
---------------------------  -----------------------------------------------
Rodney O. Martin, Jr.        Director, Chairman of the Board of Directors,
2929 Allen Parkway           President and Chief Executive Officer
Houston, TX 77019

M. Bernard Aidinoff          Director
Sullivan and Cromwell
125 Broad Street
New York, NY 10004

David J. Dietz               Director, Chairman-Global High Net Worth,
830 Third Avenue             Corporate Markets & Domestic Institutional
New York, NY 10022           Profit Center, and Chief Executive
                             Officer-Global High Net Worth, Corporate
                             Markets & Domestic Institutional Profit Center

Mary Jane Fortin             Director, Executive Vice President and Chief
2929 Allen Parkway           Financial Officer
Houston, TX 77019

David L. Herzog              Director
70 Pine Street
New York, NY 10270

Richard A. Hollar            Director, Chairman-Independent Distribution
750 West Virginia Street     Profit Center & Chief Executive
Milwaukee, WI 53204          Officer-Independent Distribution Profit Center

Royce G. Imhoff, II          Director, President-Affluent & Corporate
2929 Allen Parkway           Markets Profit Center and Chief Executive
Houston, TX 77019            Officer-Affluent & Corporate Markets Profit
                             Center

Name and Principal           Positions and Offices with Depositor
Business Address             AIG Life Insurance Company
---------------------------  -------------------------------------------------
Ernest T. Patrikis           Director
70 Pine Street
New York, NY 10270

Gary D. Reddick              Director, Executive Vice President and Chief
2929 Allen Parkway           Administrative Officer
Houston, TX 77019

Christopher J. Swift         Director
2929 Allen Parkway
Houston, TX 77019

James W. Weakley             Director, President-Group Benefits & Financial
2929 Allen Parkway           Institutions and AIG Workplace Solutions Profit
Houston, TX 77019            Center and Chief Executive Officer-Group Benefits
                             & Financial Institutions Profit Center

Thomas L. Booker             President-Annuity Profit Center
2727 Allen Parkway
Houston, TX 77019

Lawrence J. O'Brien          President-Independent Agency Group
2727 Allen Parkway
Houston, TX 77019

Richard C. Schuettner        President-AIG Life Brokerage Profit Center
750 West Virginia Street
Milwaukee, WI 53204

James P. Steele              President-Structured Settlements
205 E. 10th Street
Amarillo, TX 79101

David R. Armstrong           Executive Vice President-Group Benefits &
3600 Route 66                Financial Institutions
Neptune, NJ 07754

Name and Principal           Positions and Offices with Depositor
Business Address             AIG Life Insurance Company
---------------------------  -------------------------------------------------
Chris T. Calos               Executive Vice President-Group Benefits &
3600 Route 66                Financial Institutions
Neptune, NJ 07754

Rebecca G. Campbell          Executive Vice President-Human Resources
2929 Allen Parkway
Houston, TX 77019

Dan E. Trudan                Executive Vice President-Operations, Independent
750 West Virginia St.        Distribution Profit Center
Milwaukee, WI 53204

Steven D. Anderson           Senior Vice President-Independent Distribution
2727 Allen Parkway           Profit Center and Chief Financial
Houston, TX 77019            Officer-Independent Distribution Profit Center

Erik A. Baden                Senior Vice President
2727 Allen Parkway
Houston, TX 77019

Wayne A. Barnard             Senior Vice President
2929 Allen Parkway
Houston, TX 77019

Robert M. Beuerlein          Senior Vice President and Chief Actuary
2727-A Allen Parkway
Houston, TX 77019

Patricia A. Bosi             Senior Vice President
3600 Route 66
Neptune, NJ 07754-1580

Jeffrey H. Carlson           Senior Vice President and Chief Information
2727 Allen Parkway           Officer
Houston, TX 77019

James A. Galli               Senior Vice President and
830 Third Avenue             Chief Business Development Officer
New York, NY 10022

Name and Principal           Positions and Offices with Depositor
Business Address             AIG Life Insurance Company
---------------------------  -------------------------------------------------
Robert M. Goldbloom          Senior Vice President-Terminal Funding Annuities
70 Pine Street
New York, NY 10270

William F. Guterding         Senior Vice President
830 Third Avenue
New York, NY 10022

Robert F. Herbert, Jr.       Senior Vice President, Treasurer and Controller
2727-A Allen Parkway
Houston, TX 77019

S. Douglas Israel            Senior Vice President
2929 Allen Parkway
Houston, TX 77019

Kyle L. Jennings             Senior Vice President and General Counsel
2929 Allen Parkway
Houston, TX 77019

Althea R. Johnson            Senior Vice President
2929 Allen Parkway
Houston, TX 77019

Glen D. Keller               Senior Vice President
2727 Allen Parkway
Houston, TX 77019

Simon J. Leech               Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Kent D. Major                Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Mark R. McGuire              Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Name and Principal           Positions and Offices with Depositor
Business Address             AIG Life Insurance Company
---------------------------  -------------------------------------------------
Laura W. Milazzo             Senior Vice President
2727 Allen Parkway
Houston, TX 77019

Harry R. Miller              Senior Vice President
2727 Allen Parkway
Houston, TX 77019

Barry Pelleterri             Senior Vice President
3600 Route 66
Neptune, NJ 07754

Dennis H. Roberts            Senior Vice President
2727 Allen Parkway
Houston, TX 77019

Robert E. Steele             Senior Vice President
205 E. 10th Street
Amarillo, TX 79101

Michael W. Witwer            Senior Vice President
3600 Route 66
Neptune, NJ 07754

Frederic R. Yopps            Senior Vice President
750 West Virginia St.
Milwaukee, WI 53204

Steven E. Zimmerman          Senior Vice President and Medical Director
2727 Allen Parkway
Houston, TX 77019

Edward F. Bacon              Vice President
2727-A Allen Parkway
Houston, TX 77019

Joan M. Bartel               Vice President
2727 Allen Parkway
Houston, TX 77019

Name and Principal           Positions and Offices with Depositor
Business Address             AIG Life Insurance Company
---------------------------  -------------------------------------------------
Walter E. Bednarski          Vice President
3600 Route 66
Neptune, NJ 07754-1580

Paul Bell, III               Vice President
Walnut Glen Tower
8144 Walnut Hill Lane
Dallas, TX 75231

Michael B. Boesen            Vice President
2727-A Allen Parkway
Houston, TX 77019

David R. Brady               Vice President
70 Pine Street
New York, NY 10270

Stephen J. Brenneman         Vice President
1 Alico Plaza
600 King Street
Wilmington, DE 19801

James B. Brown               Vice President
2727 Allen Parkway
Houston, TX 77019

David W. Butterfield         Vice President
3600 Route 66
Neptune, NJ 07754

Robert W. Chesner            Vice President
2929 Allen Parkway
Houston, TX 77019

Valerie A. Childrey          Vice President and Medical Director
750 West Virginia Street
Milwaukee, WI 53204

Name and Principal           Positions and Offices with Depositor
Business Address             AIG Life Insurance Company
---------------------------  -------------------------------------------------
Mark E. Childs               Vice President
2727 Allen Parkway
Houston, TX 77019

Robert M. Cicchi             Vice President
2727 Allen Parkway
Houston, TX 77019

Steven A. Dmytrack           Vice President
2929 Allen Parkway
Houston, TX 77019

Douglas M. Donnenfield       Vice President
750 West Virginia Street
Milwaukee, WI 53204

Timothy M. Donovan           Vice President
2727 Allen Parkway
Houston, TX 77019

Donna F. Fahey               Vice President
3600 Route 66
Neptune, NJ 07754-1580

Farideh N. Farrokhi          Vice President and Assistant Secretary
2727-A Allen Parkway
Houston, TX 77019

John T. Fieler               Vice President
2727-A Allen Parkway
Houston, TX 77019

Patrick S. Froze             Vice President
750 West Virginia Street
Milwaukee, WI 53204

Frederick J. Garland, Jr.    Vice President
2727 Allen Parkway
Houston, TX 77019

Name and Principal           Positions and Offices with Depositor
Business Address             AIG Life Insurance Company
---------------------------  -------------------------------------------------
Richard L. Gravette          Vice President and Assistant Treasurer
2727-A Allen Parkway
Houston, TX 77019

Kenneth J. Griesemer         Vice President
6363 Forest Park Road
Dallas, TX 75235

Daniel J. Gutenberger        Vice President and Medical Director
70 Pine Street
New York, NY 10270

Joel H. Hammer               Vice President
1 Chase Manhattan Plaza
New York, NY 10005

Craig H. Harrel              Vice President
2929 Allen Parkway
Houston, TX 77019

D. Leigh Harrington          Vice President
2727 Allen Parkway
Houston, TX 77019

Neal C. Hasty                Vice President
6363 Forest Park Road
Dallas, TX 75235

Keith C. Honig               Vice President
1 SunAmerica Center
Los Angeles, CA 90067

Walter P. Irby               Vice President
2727 Allen Parkway
Houston, TX 77019

Karen M. Isaacs              Vice President
3600 Route 66
Neptune, NJ 07754

Name and Principal           Positions and Offices with Depositor
Business Address             AIG Life Insurance Company
---------------------------  -------------------------------------------------
David S. Jorgensen           Vice President
2727-A Allen Parkway
Houston, TX 77019

Stephen C. Kennedy           Vice President
750 West Virginia Street
Milwaukee, WI 53204

Gary J. Kleinman             Vice President and Real Estate Investment Officer
1 Chase Manhattan Plaza
New York, NY 10005

Frank A. Kophamel            Vice President
3600 Route 66
Neptune, NJ 07754

Charles L. Levy              Vice President and Medical Director
2727 Allen Parkway
Houston, TX 77019

Linda Lewis                  Vice President
6363 Forest Park Road
Dallas, TX 75235

Robert J. Ley                Vice President
70 Pine Street
New York, NY 10270

Jerry L. Livers              Vice President
2727 Allen Parkway
Houston, TX 77019

Gwendolyn J. Mallett         Vice President
2727 Allen Parkway
Houston, TX 77019

Randy J. Marash              Vice President
3600 Route 66
Neptune, NJ 07754

Name and Principal           Positions and Offices with Depositor
Business Address             AIG Life Insurance Company
---------------------------  --------------------------------------------------
David S. Martin              Vice President
2929 Allen Parkway
Houston, TX 77019

W. Larry Mask                Vice President, Real Estate Investment Officer and
2727 Allen Parkway           Assistant Secretary
Houston, TX 77019

Gordon S. Massie             Vice President
2929 Allen Parkway
Houston, TX 77019

Melvin C. McFall             Vice President
2727 Allen Parkway
Houston, TX 77019

Richard D. McFarland         Vice President
2727 Allen Parkway
Houston, TX 77019

Richard A. Mercante          Vice President
175 Water Street
New York, NY 10038

Beverly A. Meyer             Vice President
750 West Virginia Street
Milwaukee, WI 53204

Candace A. Michael           Vice President
2727 Allen Parkway
Houston, TX 77019

Anne K. Milio                Vice President
2727 Allen Parkway
Houston, TX 77019

Sylvia A. Miller             Vice President
#1 Franklin Square
Springfield, IL 62713

Name and Principal           Positions and Offices with Depositor
Business Address             AIG Life Insurance Company
---------------------------  --------------------------------------------------
Michael R. Murphy            Vice President
750 West Virginia Street
Milwaukee, WI 53204

Carl T. Nichols              Vice President and Medical Director
205 E. 10th Street
Amarillo, TX 79101

Deanna D. Osmonson           Vice President and Chief Compliance Officer
2727 Allen Parkway
Houston, TX 77019

Rembert R. Owen, Jr.         Vice President, Real Estate Investment Officer and
2929 Allen Parkway           Assistant Secretary
Houston, TX 77019

Lori J. Payne                Vice President
2727 Allen Parkway
Houston, TX 77019

Kirsten M. Pedersen          Vice President
2929 Allen Parkway
Houston, TX 77019

Cathy A. Percival            Vice President and Medical Director
2727 Allen Parkway
Houston, TX 77019

Rodney E. Rishel             Vice President
American General Center
2000 American General Way
Brentwood, TN 37027

Terri Robbins                Vice President
175 Water Street
New York, NY 10038

Walter J. Rucecki, Jr.       Vice President
2929 Allen Parkway
Houston, TX 77019

Name and Principal           Positions and Offices with Depositor
Business Address             AIG Life Insurance Company
---------------------------  -------------------------------------------------
Dale W. Sachtleben           Vice President
#1 Franklin Square
Springfield, IL 62713

Robert C. Sage               Vice President
2727 Allen Parkway
Houston, TX 77019

Kristin Sather               Vice President
1 Chase Manhattan Plaza
New York, NY 10005

Richard W. Scott             Vice President and Chief Investment Officer
70 Pine Street
New York, NY 10270

Tom L. Scott                 Vice President and General Auditor
2929 Allen Parkway
Houston, TX 77019

T. Clay Spires               Vice President and Assistant Tax Officer
2929 Allen Parkway
Houston, TX 77019

Gregory R. Thornton          Vice President
#1 Franklin Square
Springfield, IL 62713

Veronica Torralba            Vice President
2929 Allen Parkway
Houston, TX 77019

Paul Turner                  Vice President
2929 Allen Parkway
Houston, TX 77019

Richard P. Vegh              Vice President
3600 Route 66
Neptune, NJ 07754

Name and Principal           Positions and Offices with Depositor
Business Address             AIG Life Insurance Company
---------------------------  -------------------------------------------------
Curt Vondrasek               Vice President
1000 E. Woodfield Road
Schaumburg, IL 60173

Christian D. Weiss           Vice President
#1 Franklin Square
Springfield, IL 62713

Ronald J. Williams           Vice President
3600 Route 66
Neptune, NJ 07754

Elizabeth M. Tuck            Secretary
70 Pine Street
New York, NY 10270

Lauren W. Jones              Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

Item 28. Persons Controlled by or Under Common Control with the Depositor or the Registrant

The Depositor is an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). See footnotes to table below at end of Item 28. Table of subsidiaries of AIG can be found as Exhibit 21 in Form 10-K, SEC file number 001-08787, accession number 0000950123-06-003276, filed March 16, 2006.

                              SUBSIDIARIES OF AIG

                                                                        Percentage
                                                                        of Voting
                                                                        Securities
                                                       Jurisdiction of Owned by its
                                                        Incorporation   Immediate
                                                       or Organization Parent /(2)/
                                                       --------------- ------------
American International Group, Inc./(1)/...............    Delaware             /(3)/
   AIG Aviation, Inc..................................     Georgia          100
   AIG Bulgaria Insurance and Reinsurance Company EAD.    Bulgaria          100
   AIG Capital Corporation............................    Delaware          100
     AIG Consumer Finance Group, Inc..................    Delaware          100
       AIG Bank Polska S.A............................      Poland        97.23

                              SUBSIDIARIES OF AIG

                                                                                 Percentage
                                                                                 of Voting
                                                                                 Securities
                                                                Jurisdiction of Owned by its
                                                                 Incorporation   Immediate
                                                                or Organization Parent/(2)/
                                                                --------------- ------------
       AIG Credit S.A..........................................         Poland        80
       Compania Financiera Argentina S.A.......................      Argentina      92.7
     AIG Finance Holdings, Inc.................................       New York       100
       AIG Finance (Hong Kong) Limited.........................      Hong Kong       100
     AIG Global Asset Management Holdings Corp.................       Delaware       100
       AIG Asset Management Services, Inc......................       Delaware       100
          Brazos Capital Management, L.P.......................       Delaware        92
       AIG Capital Partners, Inc...............................       Delaware       100
       AIG Equity Sales Corp...................................       New York       100
       AIG Global Investment Corp..............................     New Jersey       100
     International Lease Finance Corporation...................     California     64.85/(4)/
     AIG Global Real Estate Investment Corp....................       Delaware       100
   AIG Credit Corp.............................................       Delaware       100
     A.I. Credit Corp..........................................  New Hampshire       100
     Imperial Premium Finance, Inc.............................     California       100
     Imperial Premium Finance, Inc.............................       Delaware       100
   AIG Egypt Insurance Company, S.A.E..........................          Egypt     89.98
   AIG Federal Savings Bank....................................       Delaware       100
   AIG Financial Advisor Services, Inc.........................       Delaware       100
     AIG Financial Advisor Services (Europe), S.A..............     Luxembourg       100
   AIG Financial Products Corp.................................       Delaware       100
     AIG Matched Funding Corp..................................       Delaware       100
     Banque AIG................................................         France        90/(5)/
   AIG Funding, Inc............................................       Delaware       100
   AIG Global Trade & Political Risk Insurance Company.........     New Jersey       100
   A.I.G. Golden Insurance Ltd.................................         Israel     50.01
   AIG Life Insurance Company..................................       Delaware        79/(6)/
   AIG Life Insurance Company of Canada........................         Canada       100
   AIG Life Insurance Company of Puerto Rico...................    Puerto Rico       100
   AIG Liquidity Corp..........................................       Delaware       100
   AIG Marketing, Inc..........................................       Delaware       100
   AIG Memsa, Inc..............................................       Delaware       100/(7)/
     Tata AIG General Insurance Company Limited................          India        26
   AIG Private Bank Ltd. ......................................    Switzerland       100
   AIG Retirement Services, Inc................................       Delaware       100/(8)/
     SunAmerica Life Insurance Company.........................        Arizona       100
       SunAmerica Investments, Inc.............................        Georgia        70/(9)/
        AIG Advisor Group, Inc.................................       Maryland       100
          Advantage Capital Corporation........................       New York       100
          FSC Securities Corporation...........................       Delaware       100
          Royal Alliance Associates, Inc.......................       Delaware       100
          Sentra Securities Corporation........................     California       100
          Spelman & Co., Inc...................................     California       100
          SunAmerica Securities, Inc...........................       Delaware       100
        AIG SunAmerica Life Assurance Company..................        Arizona       100/(10)/
          AIG SunAmerica Asset Management Corp.................       Delaware       100
              AIG SunAmerica Capital Services. Inc.............       Delaware       100
        First SunAmerica Life Insurance Company................       New York       100

                              SUBSIDIARIES OF AIG

                                                                                              Percentage
                                                                                              of Voting
                                                                                              Securities
                                                                             Jurisdiction of Owned by its
                                                                              Incorporation   Immediate
                                                                             or Organization Parent/(2)/
                                                                             --------------- ------------
   AIG Risk Management, Inc.................................................       New York       100
   AIG Technologies, Inc....................................................  New Hampshire       100
   AIGTI, Inc...............................................................       Delaware       100
   AIG Trading Group Inc....................................................       Delaware       100
     AIG International, Inc.................................................       Delaware       100
   AIU Insurance Company....................................................       New York        52/(11)/
   AIU North America, Inc...................................................       New York       100
   American General Corporation.............................................          Texas       100
     American General Bancassurance Services, Inc...........................       Illinois       100
     AGC Life Insurance Company.............................................       Missouri       100
       AIG Assurance Canada.................................................         Canada       100/(7)/
       AIG Life of Bermuda, Ltd.............................................        Bermuda       100
       American General Life and Accident Insurance Company.................      Tennessee       100
       American General Life Insurance Company..............................          Texas       100
        American General Annuity Service Corporation........................          Texas       100
        AIG Enterprise Services, LLC........................................       Delaware       100
        American General Equity Services Corporation........................       Delaware       100
        American General Life Companies, LLC................................       Delaware       100
        The Variable Annuity Life Insurance Company.........................          Texas       100
          VALIC Retirement Services Company.................................          Texas       100
          VALIC Trust Company...............................................          Texas       100
       American General Property Insurance Company..........................      Tennessee     51.85/(12)/
        American General Property Insurance Company of Florida..............        Florida       100
       AIG Annuity Insurance Company........................................          Texas       100
       The United States Life Insurance Company in the City of New York.....       New York       100
     American General Finance, Inc..........................................        Indiana       100
       American General Auto Finance, Inc...................................       Delaware       100
       American General Finance Corporation.................................        Indiana       100
        MorEquity, Inc......................................................         Nevada       100
          Wilmington Finance, Inc...........................................       Delaware       100
        Merit Life Insurance Co.............................................        Indiana       100
        Yosemite Insurance Company..........................................        Indiana       100
          CommoLoCo, Inc....................................................    Puerto Rico       100
       American General Financial Services of Alabama, Inc..................        Alabama       100
     American General Investment Management Corporation.....................       Delaware       100
     American General Realty Investment Corporation.........................          Texas       100
     American General Assurance Company.....................................       Illinois       100
       American General Indemnity Company...................................       Illinois       100
       USLIFE Credit Life Insurance Company of Arizona......................        Arizona       100
     Knickerbocker Corporation..............................................          Texas       100
   American Home Assurance Company..........................................       New York       100
     AIG Domestic Claims, Inc...............................................       Delaware        50/(13)/
     AIG Hawaii Insurance Company, Inc......................................         Hawaii       100
       American Pacific Insurance Company, Inc..............................         Hawaii       100
     American International Insurance Company...............................       New York       100
       American International Insurance Company of California, Inc..........     California       100
       American International Insurance Company of New Jersey...............     New Jersey       100
       Minnesota Insurance Company..........................................      Minnesota       100

                              SUBSIDIARIES OF AIG

                                                                                                       Percentage
                                                                                                       of Voting
                                                                                                       Securities
                                                                                      Jurisdiction of Owned by its
                                                                                       Incorporation   Immediate
                                                                                      or Organization Parent/(2)/
                                                                                      --------------- ------------
     American International Realty Corp..............................................       Delaware      31.5/(14)/
     Pine Street Real Estate Holdings Corp...........................................  New Hampshire     31.47/(14)/
     Transatlantic Holdings, Inc.....................................................       Delaware     33.45/(15)/
       Transatlantic Reinsurance Company.............................................       New York       100
        Putnam Reinsurance Company...................................................       New York       100
        Trans Re Zurich..............................................................    Switzerland       100
   American International Insurance Company of Delaware..............................       Delaware       100
   American International Life Assurance Company of New York.........................       New York     77.52/(16)/
   American International Reinsurance Company, Ltd...................................        Bermuda       100
     AIG Edison Life Insurance Company...............................................          Japan        90/(17)/
     American International Assurance Company, Limited...............................      Hong Kong       100
     American International Assurance Company (Australia) Limited....................      Australia       100
     American International Assurance Company (Bermuda) Limited......................        Bermuda       100
       American International Assurance Co. (Vietnam) Limited........................        Vietnam       100
       Tata AIG Life Insurance Company Limited.......................................          India        26
     Nan Shan Life Insurance Company, Ltd............................................         Taiwan        95
   American International Underwriters Corporation...................................       New York       100
   American International Underwriters Overseas, Ltd.................................        Bermuda       100
     AIG Europe (Ireland) Limited....................................................        Ireland       100
     AIG Europe (U.K.) Limited.......................................................        England       100
     AIG Brasil Companhia de Seguros.................................................         Brazil        50
     Universal Insurance Co., Ltd....................................................       Thailand       100
     La Seguridad de Centroamerica, Compania de Seguros S.A..........................      Guatemala       100
     La Meridional Compania Argentina de Seguros.....................................      Argentina       100
     American International Insurance Company of Puerto Rico.........................    Puerto Rico       100
     A.I.G. Colombia Seguros Generales S.A...........................................       Colombia       100
     American International Underwriters GmBH........................................        Germany       100
     Underwriters Adjustment Company, Inc............................................         Panama       100
   American Life Insurance Company...................................................       Delaware       100
     AIG Life (Bulgaria) Z.D. A.D....................................................       Bulgaria       100
     ALICO, S.A .....................................................................         France       100
     First American Polish Life Insurance and Reinsurance Company, S.A...............         Poland       100
     Inversiones Interamericana S.A. (Chile).........................................          Chile       100
     Pharaonic American Life Insurance Company.......................................          Egypt     71.63
     Unibanco AIG Seguros S.A........................................................         Brazil     47.81/(18)/
   AIG Life Insurance Company (Switzerland) Ltd......................................    Switzerland       100
   American Security Life Insurance Company, Ltd.....................................   Lichtenstein       100
   Birmingham Fire Insurance Company of Pennsylvania.................................   Pennsylvania       100
   China America Insurance Company, Ltd..............................................       Delaware        50
   Commerce and Industry Insurance Company...........................................       New York       100
   Commerce and Industry Insurance Company of Canada.................................        Ontario       100
   Delaware American Life Insurance Company..........................................       Delaware       100
   Hawaii Insurance Consultants, Ltd.................................................         Hawaii       100
   HSB Group, Inc....................................................................       Delaware       100
     The Hartford Steam Boiler Inspection and Insurance Company......................    Connecticut       100
       The Hartford Steam Boiler Inspection and Insurance Company of Connecticut.....    Connecticut       100
       HSB Engineering Insurance Limited.............................................        England       100
        The Boiler Inspection and Insurance Company of Canada........................         Canada       100

                              SUBSIDIARIES OF AIG

                                                                                         Percentage
                                                                                         of Voting
                                                                                         Securities
                                                                        Jurisdiction of Owned by its
                                                                         Incorporation   Immediate
                                                                        or Organization Parent/(2)/
                                                                        --------------- ------------
   The Insurance Company of the State of Pennsylvania..................   Pennsylvania       100
   Landmark Insurance Company..........................................     California       100
   Mt. Mansfield Company, Inc..........................................        Vermont       100
   National Union Fire Insurance Company of Pittsburgh, Pa.............   Pennsylvania       100
     American International Specialty Lines Insurance Company..........         Alaska        70/(19)/
     Lexington Insurance Company.......................................       Delaware        70/(19)/
       AIG Centennial Insurance Company................................   Pennsylvania       100
        AIG Premier Insurance Company..................................   Pennsylvania       100
          AIG Indemnity Insurance Company..............................   Pennsylvania       100
        AIG Preferred Insurance Company................................   Pennsylvania       100
        AIG Auto Insurance Company of New Jersey.......................     New Jersey       100
       JI Accident & Fire Insurance Co. Ltd............................          Japan        50
     National Union Fire Insurance Company of Louisiana................      Louisiana       100
     National Union Fire Insurance Company of Vermont..................        Vermont       100
     21st Century Insurance Group......................................     California     33.03/(20)/
       21st Century Insurance Company..................................     California       100
       21st Century Casualty Company...................................     California       100
       21st Century Insurance Company of the Southwest.................          Texas       100
     Starr Excess Liability Insurance Company, Ltd.....................       Delaware       100
       Starr Excess Liability Insurance International Ltd..............        Ireland       100
   NHIG Holding Corp...................................................       Delaware       100
     Audubon Insurance Company.........................................      Louisiana       100
       Audubon Indemnity Company.......................................    Mississippi       100
       Agency Management Corporation...................................      Louisiana       100
        The Gulf Agency, Inc...........................................        Alabama       100
     New Hampshire Insurance Company...................................   Pennsylvania       100
       AIG Europe, S.A.................................................         France          /(21)/
       AI Network Corporation..........................................       Delaware       100
       American International Pacific Insurance Company................       Colorado       100
       American International South Insurance Company..................   Pennsylvania       100
       Granite State Insurance Company.................................   Pennsylvania       100
       New Hampshire Indemnity Company, Inc............................   Pennsylvania       100
        AIG National Insurance Company, Inc............................       New York       100
       Illinois National Insurance Co..................................       Illinois       100
       New Hampshire Insurance Services, Inc...........................  New Hampshire       100
     AIG Star Life Insurance Co., Ltd..................................          Japan       100
   The Philippine American Life and General Insurance Company..........    Philippines     99.78
     Pacific Union Assurance Company...................................     California       100
     Philam Equitable Life Assurance Company, Inc......................    Philippines     95.31
     Philam Insurance Company, Inc.....................................    Philippines       100
   Risk Specialist Companies, Inc......................................       Delaware       100
   United Guaranty Corporation......................................... North Carolina     36.3l/(22)/
     United Guaranty Insurance Company................................. North Carolina       100
     United Guaranty Mortgage Insurance Company........................ North Carolina       100
     United Guaranty Mortgage Insurance Company of North Carolina...... North Carolina       100
     United Guaranty Partners Insurance Company........................        Vermont        80
     United Guaranty Residential Insurance Company of North Carolina... North Carolina       100
     United Guaranty Residential Insurance Company..................... North Carolina     75.03/(23)/

                              SUBSIDIARIES OF AIG

                                                                                        Percentage
                                                                                        of Voting
                                                                                        Securities
                                                                       Jurisdiction of Owned by its
                                                                        Incorporation   Immediate
                                                                       or Organization Parent/(2)/
                                                                       --------------- ------------
     United Guaranty Commercial Insurance Company of North Carolina... North Carolina      100
     United Guaranty Mortgage Indemnity Company....................... North Carolina      100
     United Guaranty Credit Insurance Company......................... North Carolina      100
   United Guaranty Services, Inc...................................... North Carolina      100

--------
(1) All subsidiaries listed are consolidated in the financial statements of AIG as filed in its Form 10-K on March 16, 2006. Certain subsidiaries have been omitted from the tabulation. The omitted subsidiaries, when considered in the aggregate as a single subsidiary, do not constitute a significant subsidiary.
(2)  Percentages include directors' qualifying shares.
(3) The common stock is owned approximately 12.0 percent by Starr International Company, Inc., 1.8 percent by C.V. Starr & Co., Inc. and
     2.0 percent by The Starr Foundation.
(4) Also owned 35.15 percent by National Union Fire Insurance Company of Pittsburgh, Pa.
(5)  Also owned 10 percent by AIG Matched Funding Corp.
(6)  Also owned 21 percent by Commerce and Industry Insurance Company.
(7)  Indirect wholly-owned subsidiary.
(8)  Formerly known as AIG SunAmerica Inc.
(9)  Also owned 30 percent by AIG Retirement Services, Inc.
(10) Formerly known as Anchor National Life Insurance Company.
(11) Also owned eight percent by The Insurance Company of the State of Pennsylvania, 32 percent by National Union Fire Insurance Company of Pittsburgh, Pa. and eight percent by Birmingham Fire Insurance Company of Pennsylvania.
(12) Also owned 48.15 percent by American General Life and Accident Insurance Company.
(13) Also owned 50 percent by The Insurance Company of the State of
     Pennsylvania.
(14) Also owned by 11 other AIG subsidiaries.
(15) Also owned 25.95 percent by AIG.
(16) Also owned 22.48 percent by American Home Assurance Company.
(17) Also owned ten percent by a subsidiary of American Life Insurance Company.
(18) Also owned 1.7 percent by American International Underwriters Overseas, Ltd. and .48 percent by American Home Assurance Company.
(19) Also owned 20 percent by The Insurance Company of the State of Pennsylvania and ten percent by Birmingham Fire Insurance Company of Pennsylvania.
(20) Also owned 16.85 percent by American Home Assurance Company, 6.34 percent by Commerce and Industry Insurance Company and 6.34 percent by New Hampshire Insurance Company.
(21) 100 percent to be held with other AIG companies.
(22) Also owned 45.88 percent by National Union Fire Insurance Company of Pittsburgh, Pa., 16.95 percent by New Hampshire Insurance Company and
     0.86 percent by The Insurance Company of the State of Pennsylvania.
(23) Also owned 24.97 percent by United Guaranty Residential Insurance Company of North Carolina.

The Registrant is a separate account of AIG Life Insurance Company (Depositor).

Item 29. Indemnification

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

AIG Life Insurance Company

Except as otherwise required by applicable law:

(a) The company shall have the power to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or on behalf of the company) by reason of the fact that he is or was director, officer, or employee or agent of the company, or is or was serving at the request of the company as director, officer, employee or agent of another company or enterprise, against expenses (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding; provided that he (1) acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the company; and, (2) with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, by itself, create a presumption that the person did not act in good faith and in a manner he reasonably believed to be in or not opposed to the best interest of the company, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was lawful.

(b) The company shall have the power to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding by or on behalf of the company to procure a judgement in the company's favor, by reason of the fact that he is or was a director, officer, employee or agent of the company, or is or was serving at the request of the company as a director, officer, employee or agent of another company or enterprise, against expenses (including attorney's fees), judgments and amounts paid in settlement actually and reasonably incurred by him in connection with the defense or settlement of such action, suit or proceeding; provided that he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the company, except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the company unless and only to the extent that the court in which such action, suit or proceeding was brought or any other court of competent jurisdiction shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity.

(c) To the extent that a director, officer, or employee or agent of the company has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in paragraphs (a) and (b) above, or in defense of any claim, issue or matter therein, he shall be indemnified against expenses (including attorney's fees) actually and reasonably incurred by him in connection therewith.

(d) Any indemnification under paragraphs (a) and (b) above (unless ordered by a court or made pursuant to a determination by a court as hereinafter provided) shall be made by the company upon a determination that indemnification of the director, officer, employee or agent is proper in the circumstances and he has met the applicable standard of conduct set forth in paragraphs (a) and (b). Such determination shall be made (1) by the Board by a majority of a quorum consisting of directors who were not parties to such action, suit or proceeding (disinterested), or (2) by a committee of disinterested directors designated by majority vote of disinterested directors, even though less than a quorum, or
(3) by independent legal counsel in a written opinion, and such legal counsel was selected by a majority vote of a quorum of the disinterested directors, or
(4) by the stockholders. In the absence of a determination that indemnification is proper, the director, officer or employee may apply to the court conducting the proceeding or another court of competent jurisdiction which shall determine whether the director, officer, employee or agent has met the applicable standard of conduct set forth in paragraphs (a) and (b). If the court shall so determine, indemnification shall be made under paragraph (a) or (b) as the case may be.

(e) Expenses incurred in defending a civil or criminal action, suit or proceeding may be paid by the company in advance of the final disposition of such action, suit or proceeding as authorized by the Board in the manner provided in paragraph (d) upon receipt of a written instrument acceptable to the Board by or on behalf of the director, officer, employee or agent to repay such amount unless it shall ultimately be determined that he is entitled to be indemnified by the company as authorized in this section.

(f) The indemnification provided by these By-Laws shall not be deemed exclusive of any other rights to which those seeking indemnification may be entitled under any agreement, or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit or the heirs, executors and administrators of such a person.

(g) The company shall have the power to purchase and maintain insurance on behalf of any person who is or was a director, officer, employee or agent of the company, or is or was serving at the request of the company as a director, officer, employee or agent of another company, or enterprise against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such, whether or not the company would have the power to indemnify him against such liability under the provisions of these By-Laws.

Item 30. Principal Underwriters

(a) Other Activity. Registrant's principal underwriter, American General Equity Services Corporation, also acts as principal underwriter for Variable Account I of AIG Life Insurance Company, which offers interests in variable annuities. American General Equity Services Corporation also acts as principal underwriter for certain other separate accounts of AIG Life Insurance Company affiliates.

(b) Management.

Name and Principal           Positions and Offices with Underwriter
Business Address             American General Equity Services Corporation
---------------------------  -------------------------------------------------
Rodney O. Martin, Jr.        Director and Chairman of the Board of Directors
2929 Allen Parkway
Houston, TX 77019

Mark R. McGuire              Director and Senior Vice President
2727 Allen Parkway
Houston, TX 77019

Ernest T. Patrikis           Director
70 Pine Street
New York, NY 10270

Gary D. Reddick              Director
2929 Allen Parkway
Houston, TX 77019

Royce G. Imhoff, II          President and Chief Executive Officer
2929 Allen Parkway
Houston, TX 77019

Robert F. Herbert, Jr.       Vice President
2727-A Allen Parkway
Houston, TX 77019

Deanna D. Osmonson           Vice President, Chief Compliance Officer and
2727 Allen Parkway           Anti-Money Laundering Compliance Officer
Houston, TX 77019

Tammie L. Willy              Vice President, Treasurer and Controller
2727 Allen Parkway
Houston, TX 77019

T. Clay Spires               Tax Officer
2727-A Allen Parkway
Houston, TX 77019

Name and Principal           Positions and Offices with Underwriter
Business Address             American General Equity Services Corporation
---------------------------  -------------------------------------------------
Elizabeth M. Tuck            Secretary
70 Pine Street
New York, NY 10270

Sarah Hosker                 Assistant Secretary
70 Pine Street
New York, NY 10270

Lauren W. Jones              Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

David M. Robinson            Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

John D. Fleming              Assistant Treasurer
2929 Allen Parkway
Houston, TX 77019

Barbara J. Moore             Assistant Tax Officer
2919 Allen Parkway
Houston, TX 77019

(c) Compensation From the Registrant.

                                                                 Compensation on
                                             Net Underwriting Events Occasioning the
Name of Principal                             Discounts and       Deduction of a      Brokerage     Other
Underwriter                                    Commissions     Deferred Sales Load   Commissions Compensation
-----------------                            ---------------- ---------------------- ----------- ------------
American General Equity Services Corporation        0                   0                 0           0

Item 31. Location of Accounts and Records

All records referenced under Section 31(a) of the 1940 Act, and Rules 31a-1 through 31a-3 thereunder, are maintained and in the custody of AIG Life Insurance Company at its principal executive office located at 70 Pine Street, New York, New York 10270 or at its offices located at 2727-A Allen Parkway, Houston, Texas 77019-2191 or One ALICO Plaza, 600 King Street, Wilmington, Delaware 19801.

Item 32.Management Services    Inapplicable

Item 33. Fee Representation

AIG Life Insurance Company hereby represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and risks assumed by AIG Life Insurance Company.

Undertakings of the Depositor

During any time there are insurance obligations outstanding and covered by the guarantee issued by the National Union Fire Insurance Company of Pittsburgh, Pa. ("National Union Guarantee Period"), filed as an exhibit to this Registration Statement (the "National Union Guarantee"), the Depositor hereby undertakes to provide notice to policy owners covered by the National Union Guarantee promptly after the happening of significant events related to the National Union Guarantee.

These significant events include: (i) termination of the National Union Guarantee that has a material adverse effect on the policy owner's rights under the National Union Guarantee; (ii) a default under the National Union Guarantee that has a material adverse effect on the policy owner's rights under the National Union Guarantee; or (iii) the insolvency of National Union Fire Insurance Company of Pittsburgh, Pa. ("National Union").

Depositor hereby undertakes during the National Union Guarantee Period to cause Registrant to file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements of National Union in the Registration Statement are current and to cause Registrant to include as an exhibit to this Registration Statement the consent of the independent registered public accounting firm of National Union regarding such financial statements.

During the National Union Guarantee Period, the Depositor hereby undertakes to include in the prospectus to policy owners, an offer to supply the Statement of Additional Information which shall contain current financial statements of National Union, free of charge upon a policy owner's request.

                              POWERS OF ATTORNEY

   Each person whose signature appears below hereby appoints Robert F. Herbert, Jr., Gary D. Reddick and Kyle L. Jennings and each of them, any one of whom may act without the joinder of the others, as his/her attorney-in-fact to sign on his/her behalf and in the capacity stated below and to file all amendments to this Registration Statement, which amendment or amendments may make such changes and additions to this Registration Statement as such attorney-in-fact may deem necessary or appropriate.

                                  SIGNATURES

   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Account II of AIG Life Insurance Company, certifies that it meets all of the requirements for effectiveness of this amended Registration Statement under Rule 485(a) under the Securities Act of 1933 and has duly caused this amended Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Houston, and State of Texas on the 23rd day of March, 2006.

                                        VARIABLE ACCOUNT II OF AIG LIFE
                                        INSURANCE COMPANY
                                        (Registrant)

                                    BY: AIG LIFE INSURANCE COMPANY
                                        (On behalf of the Registrant and itself)

                                    BY: ROBERT F. HERBERT, JR.
                                        -----------------------------------
                                        ROBERT F. HERBERT, JR.
                                        SENIOR VICE PRESIDENT, TREASURER
                                          AND COMPTROLLER

                                   AIGL - 1

   Pursuant to the requirements of the Securities Act of 1933, this amended Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                              Title                     Date
---------                              -----                     ----
RODNEY O. MARTIN, JR.                  Director, Chairman,       March 23, 2006
-------------------------------        President and Chief
RODNEY O. MARTIN, JR.                  Executive Officer

MARY JANE FORTIN                       Director, Chief           March 23, 2006
-------------------------------        Financial Officer and
MARY JANE FORTIN                       Executive Vice President

M. BERNARD AIDINOFF                    Director                  March 23, 2006
-------------------------------
M. BERNARD AIDINOFF

DAVID J. DIETZ                         Director                  March 23, 2006
-------------------------------
DAVID J. DIETZ

DAVID L. HERZOG                        Director                  March 23, 2006
-------------------------------
DAVID L. HERZOG

RICHARD A. HOLLAR                      Director                  March 23, 2006
-------------------------------
RICHARD A. HOLLAR

ROYCE G. IMHOFF II                     Director                  March 23, 2006
-------------------------------
ROYCE G. IMHOFF II

                                   AIGL - 2

Signature                              Title                     Date
---------                              -----                     ----
ERNEST T. PATRIKIS                     Director                  March 23, 2006
-------------------------------
ERNEST T. PATRIKIS

GARY D. REDDICK                        Director                  March 23, 2006
-------------------------------
GARY D. REDDICK

CHRISTOPHER J. SWIFT                   Director                  March 23, 2006
-------------------------------
CHRISTOPHER J. SWIFT

JAMES W. WEAKLEY                       Director                  March 23, 2006
-------------------------------
JAMES W. WEAKLEY

                                   AIGL - 3

                                                                      333-34199
                                                                      811-04867

                                  SIGNATURES

   National Union Fire Insurance Company of Pittsburgh, Pa. has caused this amended Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on the 23rd day of March, 2006.

                                    NATIONAL UNION FIRE INSURANCE
                                    COMPANY OF PITTSBURGH, PA.

                                    BY: ROBERT S. SCHIMEK
                                        -----------------------------------
                                        ROBERT S. SCHIMEK
                                        SENIOR VICE PRESIDENT AND TREASURER

This amended Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                              Title                     Date
---------                              -----                     ----
*KRISTIAN P. MOOR                      Director and Chairman     March 23, 2006
-------------------------------
KRISTIAN P. MOOR

*JOHN W. KEOGH                         Director, President and   March 23, 2006
-------------------------------        Chief Executive Officer
JOHN W. KEOGH

*ROBERT S. SCHIMEK                     Director, Senior Vice     March 23, 2006
-------------------------------        President and Treasurer
ROBERT S. SCHIMEK

*M. BERNARD AIDINOFF                   Director                  March 23, 2006
-------------------------------
M. BERNARD AIDINOFF

*STEVEN J. BENSINGER                   Director                  March 23, 2006
-------------------------------
STEVEN J. BENSINGER

*CHARLES H. DANGELO                    Director                  March 23, 2006
-------------------------------
CHARLES H. DANGELO

*DAVID L. HERZOG                       Director                  March 23, 2006
-------------------------------
DAVID L. HERZOG

*ROBERT E. LEWIS                       Director                  March 23, 2006
-------------------------------
ROBERT E. LEWIS

Signature                              Title                     Date
---------                              -----                     ----
*WIN J. NEUGER                         Director                  March 23, 2006
-------------------------------
WIN J. NEUGER

*ERNEST T. PATRIKIS                    Director                  March 23, 2006
-------------------------------
ERNEST T. PATRIKIS

*ROBERT M. SANDLER                     Director                  March 23, 2006
-------------------------------
ROBERT M. SANDLER

*NICHOLAS S. TYLER                     Director                  March 23, 2006
-------------------------------
NICHOLAS S. TYLER

*NICHOLAS C. WALSH                     Director                  March 23, 2006
-------------------------------
NICHOLAS C. WALSH

* BY: ROBERT S. SCHIMEK
      -------------------------
      ROBERT S. SCHIMEK
      ATTORNEY-IN-FACT
      (Exhibit (r)(1) to the
      Registration Statement)

                                 EXHIBIT INDEX

Item 26. Exhibits

    (n)(1) Consent of Independent Registered Public Accounting Firm, PricewaterhouseCoopers LLP.

    (r)(1) Power of Attorney with respect to Registration Statements and Amendments thereto signed by the directors and, where applicable, officers of National Union Fire Insurance Company of Pittsburgh, Pa.

                                      E-1